Schwab Capital Trust
Schwab Fundamental US Large Company Index Fund

Portfolio Holdings as of January 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.6% OF NET ASSETS

Automobiles & Components 1.6%
Adient Plc *	46,499	2,093,385
Aptiv plc *	53,299	6,027,584
Autoliv, Inc.	33,543	3,089,981
BorgWarner, Inc.	121,496	5,744,331
Dana, Inc.	113,640	2,061,430
Ford Motor Co.	1,979,701	26,745,761
General Motors Co.	1,052,187	41,371,993
Gentex Corp.	85,583	2,525,554
Harley-Davidson, Inc.	55,169	2,539,429
Lear Corp.	41,701	6,079,172
Tesla, Inc. *	19,520	3,381,254
The Goodyear Tire & Rubber Co. *	350,790	3,946,387
Thor Industries, Inc.	28,006	2,669,812
Visteon Corp. *	17,667	2,762,059
		111,038,132

Banks 7.2%
Bank of America Corp.	2,121,959	75,287,105
Citigroup, Inc.	1,546,790	80,773,374
Citizens Financial Group, Inc.	179,088	7,758,092
Comerica, Inc.	49,483	3,627,599
Credicorp Ltd.	21,619	2,903,432
East West Bancorp, Inc.	21,974	1,725,398
Fifth Third Bancorp	196,933	7,146,699
First Horizon Corp.	69,296	1,713,690
First Republic Bank	13,069	1,841,161
Huntington Bancshares, Inc.	287,197	4,356,778
JPMorgan Chase & Co.	966,742	135,305,210
KeyCorp	252,643	4,848,219
M&T Bank Corp.	51,644	8,056,464
MGIC Investment Corp.	99,892	1,410,475
New York Community Bancorp, Inc.	250,402	2,501,516
Popular, Inc.	24,184	1,659,990
Radian Group, Inc.	62,423	1,379,548
Regions Financial Corp.	218,901	5,152,930
Signature Bank (a)	6,907	890,658
SVB Financial Group *(b)	5,181	1,566,942
Synovus Financial Corp.	32,390	1,358,760
The PNC Financial Services Group, Inc.	112,782	18,657,526
Truist Financial Corp.	235,852	11,648,730
U.S. Bancorp	468,059	23,309,338
Wells Fargo & Co.	1,876,640	87,958,117
Zions Bancorp NA	53,218	2,829,069
		495,666,820

Capital Goods 7.5%
3M Co.	183,248	21,088,180
A.O. Smith Corp.	30,099	2,037,702
Acuity Brands, Inc.	12,450	2,347,074
AECOM	42,610	3,718,575
SECURITY	NUMBER OF SHARES	VALUE ($)
AerCap Holdings N.V. *	38,615	2,440,854
AGCO Corp.	20,479	2,828,764
Air Lease Corp.	35,479	1,595,491
Allegion plc	14,407	1,693,543
Allison Transmission Holdings, Inc.	65,120	2,935,610
AMETEK, Inc.	26,560	3,849,075
Boise Cascade Co.	19,649	1,473,085
Carlisle Cos., Inc.	10,838	2,718,821
Carrier Global Corp.	215,641	9,818,135
Caterpillar, Inc.	115,504	29,140,504
Cummins, Inc.	52,975	13,219,381
Curtiss-Wright Corp.	9,478	1,571,452
Deere & Co.	34,893	14,754,156
Donaldson Co., Inc.	28,520	1,778,222
Dover Corp.	26,928	4,088,478
Eaton Corp. plc	98,546	15,985,147
EMCOR Group, Inc.	21,095	3,127,334
Emerson Electric Co.	138,702	12,513,694
Fastenal Co.	85,816	4,337,999
Flowserve Corp.	45,503	1,566,213
Fluor Corp. *	73,848	2,713,914
Fortive Corp.	34,738	2,363,226
Fortune Brands Innovations, Inc.	45,526	2,936,882
GATX Corp.	12,946	1,481,670
General Dynamics Corp.	66,463	15,489,867
General Electric Co.	425,668	34,257,761
Graco, Inc.	20,742	1,417,093
Hexcel Corp.	27,140	1,915,541
Honeywell International, Inc.	141,704	29,542,450
Howmet Aerospace, Inc.	90,328	3,675,446
Hubbell, Inc.	11,476	2,626,971
Huntington Ingalls Industries, Inc.	15,923	3,511,658
IDEX Corp.	9,598	2,300,449
Illinois Tool Works, Inc.	57,672	13,612,899
Ingersoll Rand, Inc.	26,643	1,492,008
ITT, Inc.	18,859	1,727,296
Johnson Controls International plc	170,608	11,869,199
L3Harris Technologies, Inc.	36,360	7,810,855
Lennox International, Inc.	6,491	1,691,684
Lincoln Electric Holdings, Inc.	12,138	2,025,468
Lockheed Martin Corp.	48,459	22,449,116
Masco Corp.	64,118	3,411,078
MasTec, Inc. *	20,455	2,009,295
Masterbrand, Inc. *	46,125	424,350
MDU Resources Group, Inc.	76,735	2,371,879
MSC Industrial Direct Co., Inc., Class A	19,739	1,632,415
Nordson Corp.	6,359	1,547,145
Northrop Grumman Corp.	27,695	12,408,468
nVent Electric plc	42,030	1,670,692
Oshkosh Corp.	30,849	3,108,962
Otis Worldwide Corp.	42,259	3,474,958
Owens Corning	37,481	3,622,539
PACCAR, Inc.	99,319	10,856,560
Parker-Hannifin Corp.	23,349	7,611,774
Pentair plc	45,996	2,547,258
Quanta Services, Inc.	29,741	4,526,283

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Raytheon Technologies Corp.	199,106	19,880,734
Regal Rexnord Corp.	13,415	1,867,368
Rockwell Automation, Inc.	18,985	5,354,340
Sensata Technologies Holding plc	39,955	2,031,712
Snap-on, Inc.	15,202	3,781,193
Spirit AeroSystems Holdings, Inc., Class A *	76,248	2,756,365
Stanley Black & Decker, Inc.	58,742	5,246,248
Textron, Inc.	71,097	5,179,416
The Boeing Co. *	162,013	34,508,769
The Middleby Corp. *	8,837	1,373,712
The Timken Co.	20,528	1,690,481
The Toro Co.	16,540	1,844,541
Trane Technologies plc	36,710	6,575,495
TransDigm Group, Inc.	8,233	5,909,236
UFP Industries, Inc.	22,483	2,103,285
United Rentals, Inc. *	21,234	9,363,132
Univar Solutions, Inc. *	64,726	2,231,752
W.W. Grainger, Inc.	9,486	5,591,807
Watsco, Inc.	7,445	2,139,470
WESCO International, Inc. *	15,260	2,273,893
Westinghouse Air Brake Technologies Corp.	28,716	2,981,008
Xylem, Inc.	24,064	2,502,897
		515,949,452

Commercial & Professional Services 0.8%
ABM Industries, Inc.	36,470	1,710,808
Booz Allen Hamilton Holding Corp.	25,957	2,456,571
CACI International, Inc., Class A *	6,193	1,908,001
Cintas Corp.	10,221	4,535,467
Copart, Inc. *	26,627	1,773,624
CoreCivic, Inc. *	119,224	1,268,543
Equifax, Inc.	10,376	2,305,547
Jacobs Solutions, Inc.	32,835	4,056,764
KBR, Inc.	28,059	1,437,463
Leidos Holdings, Inc.	45,637	4,510,761
ManpowerGroup, Inc.	55,288	4,818,902
Republic Services, Inc.	33,559	4,188,834
Robert Half International, Inc.	34,121	2,864,799
Science Applications International Corp.	19,574	2,031,390
TransUnion	19,649	1,409,816
Verisk Analytics, Inc.	14,426	2,622,503
Waste Management, Inc.	66,262	10,252,719
		54,152,512

Consumer Durables & Apparel 1.6%
Brunswick Corp.	27,069	2,282,729
Capri Holdings Ltd. *	43,254	2,875,959
Carter's, Inc.	20,705	1,726,176
D.R. Horton, Inc.	108,501	10,707,964
Deckers Outdoor Corp. *	4,701	2,009,584
Hanesbrands, Inc.	249,397	2,104,911
Hasbro, Inc.	30,785	1,821,548
KB Home	42,867	1,648,236
Leggett & Platt, Inc.	55,289	2,021,366
Lennar Corp., Class A	100,908	10,332,979
Lululemon Athletica, Inc. *	7,598	2,331,674
Meritage Homes Corp. *	19,713	2,122,893
Mohawk Industries, Inc. *	33,944	4,075,317
Newell Brands, Inc.	151,516	2,418,195
NIKE, Inc., Class B	151,964	19,349,576
NVR, Inc. *	871	4,590,170
Polaris, Inc.	18,376	2,110,300
PulteGroup, Inc.	131,597	7,486,553
PVH Corp.	48,320	4,343,968
Ralph Lauren Corp.	17,907	2,217,782
SECURITY	NUMBER OF SHARES	VALUE ($)
Skechers U.S.A., Inc., Class A *	36,027	1,734,700
Tapestry, Inc.	83,062	3,785,135
Taylor Morrison Home Corp. *	63,521	2,274,052
Toll Brothers, Inc.	56,928	3,386,647
Tri Pointe Homes, Inc. *	84,138	1,858,608
VF Corp.	116,511	3,604,850
Whirlpool Corp.	36,344	5,654,763
		110,876,635

Consumer Services 2.1%
Aramark	83,356	3,711,843
Booking Holdings, Inc. *	7,146	17,394,079
Carnival Corp. *	697,528	7,547,253
Chipotle Mexican Grill, Inc. *	1,502	2,472,863
Darden Restaurants, Inc.	22,608	3,345,306
Domino’s Pizza, Inc.	6,308	2,226,724
Expedia Group, Inc. *	20,817	2,379,383
H&R Block, Inc.	44,337	1,728,256
Hilton Worldwide Holdings, Inc.	29,278	4,247,945
Las Vegas Sands Corp. *	125,045	7,377,655
Marriott International, Inc., Class A	27,577	4,803,362
McDonald’s Corp.	112,923	30,195,610
MGM Resorts International	118,392	4,902,613
Norwegian Cruise Line Holdings Ltd. *	102,078	1,552,606
Royal Caribbean Cruises Ltd. *	71,961	4,673,147
Service Corp. International	24,763	1,836,177
Starbucks Corp.	263,303	28,736,889
Travel & Leisure Co.	33,695	1,427,657
Vail Resorts, Inc.	6,333	1,661,399
Wynn Resorts Ltd. *	25,793	2,673,187
Yum! Brands, Inc.	59,381	7,749,814
		142,643,768

Diversified Financials 6.5%
Affiliated Managers Group, Inc.	15,213	2,627,894
AGNC Investment Corp.	150,847	1,749,825
Ally Financial, Inc.	234,596	7,622,024
American Express Co.	141,591	24,768,514
Ameriprise Financial, Inc.	28,655	10,032,689
Annaly Capital Management, Inc.	81,902	1,922,240
Berkshire Hathaway, Inc., Class A *	84	39,731,992
Berkshire Hathaway, Inc., Class B *	305,988	95,321,382
BlackRock, Inc.	22,056	16,745,136
Blackstone, Inc.	45,558	4,371,746
Bread Financial Holdings, Inc.	68,718	2,819,499
Capital One Financial Corp.	216,025	25,706,975
Cboe Global Markets, Inc.	14,023	1,723,146
Chimera Investment Corp.	152,447	1,111,339
CME Group, Inc.	32,422	5,727,670
Discover Financial Services	125,495	14,649,031
Equitable Holdings, Inc.	81,359	2,609,183
Evercore, Inc., Class A	15,336	1,990,766
Franklin Resources, Inc.	176,884	5,518,781
Intercontinental Exchange, Inc.	61,761	6,642,395
Invesco Ltd.	159,731	2,956,621
Janus Henderson Group plc	65,342	1,693,665
Jefferies Financial Group, Inc.	72,907	2,863,787
KKR & Co., Inc.	67,554	3,770,189
Lazard Ltd., Class A	44,465	1,782,157
LPL Financial Holdings, Inc.	10,991	2,606,186
Moody's Corp.	13,282	4,286,765
Morgan Stanley	225,767	21,973,902
MSCI, Inc.	3,975	2,112,951
Nasdaq, Inc.	34,433	2,072,522
Navient Corp.	174,706	3,314,173
Northern Trust Corp.	47,505	4,606,560
OneMain Holdings, Inc.	73,096	3,153,361

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
PROG Holdings, Inc. *	55,777	1,243,269
Raymond James Financial, Inc.	26,202	2,954,799
Rithm Capital Corp.	191,385	1,800,933
S&P Global, Inc.	33,274	12,475,754
SEI Investments Co.	29,529	1,843,495
SLM Corp.	95,626	1,680,149
Starwood Property Trust, Inc.	71,300	1,489,457
State Street Corp.	95,711	8,741,286
Synchrony Financial	463,310	17,017,376
T. Rowe Price Group, Inc.	66,911	7,793,124
The Bank of New York Mellon Corp.	318,370	16,099,971
The Charles Schwab Corp. (c)	85,518	6,620,804
The Goldman Sachs Group, Inc.	94,259	34,480,885
Voya Financial, Inc.	24,550	1,712,853
		446,539,221

Energy 7.8%
Antero Resources Corp. *	39,871	1,149,880
APA Corp.	65,929	2,922,633
Baker Hughes Co.	311,087	9,873,901
Cheniere Energy, Inc.	20,387	3,114,930
Chevron Corp.	554,528	96,498,963
ConocoPhillips	250,106	30,480,418
Delek US Holdings, Inc.	52,557	1,406,425
Devon Energy Corp.	53,838	3,404,715
EOG Resources, Inc.	94,978	12,560,841
Equitrans Midstream Corp.	167,259	1,212,628
Exxon Mobil Corp.	1,412,597	163,875,378
Halliburton Co.	147,194	6,067,337
Helmerich & Payne, Inc.	44,943	2,177,039
Hess Corp.	17,960	2,696,874
HF Sinclair Corp.	110,692	6,298,375
Kinder Morgan, Inc.	713,016	13,048,193
Marathon Oil Corp.	175,234	4,813,678
Marathon Petroleum Corp.	234,964	30,197,573
Murphy Oil Corp.	49,370	2,153,026
NOV, Inc.	137,442	3,359,082
Occidental Petroleum Corp.	171,147	11,088,614
ONEOK, Inc.	109,011	7,465,073
Ovintiv, Inc.	43,766	2,154,600
PBF Energy, Inc., Class A	99,276	4,168,599
Peabody Energy Corp. *	60,289	1,681,460
Phillips 66	303,550	30,436,958
Pioneer Natural Resources Co.	18,452	4,250,418
Schlumberger Ltd.	345,759	19,701,348
Targa Resources Corp.	46,307	3,473,951
TechnipFMC plc *	217,163	3,016,394
The Williams Cos., Inc.	262,576	8,465,450
Valero Energy Corp.	269,449	37,730,943
Vitesse Energy, Inc. *	8,518	135,947
World Fuel Services Corp.	240,495	6,806,009
		537,887,653

Food & Staples Retailing 2.9%
Casey's General Stores, Inc.	14,097	3,325,623
Costco Wholesale Corp.	74,645	38,154,045
Performance Food Group Co. *	61,148	3,749,595
Rite Aid Corp. *	199,212	727,124
SpartanNash Co.	52,037	1,648,532
Sprouts Farmers Market, Inc. *	56,539	1,806,421
Sysco Corp.	126,467	9,796,134
The Kroger Co.	489,808	21,860,131
U.S. Foods Holding Corp. *	149,047	5,683,162
United Natural Foods, Inc. *	40,083	1,668,255
SECURITY	NUMBER OF SHARES	VALUE ($)
Walgreens Boots Alliance, Inc.	783,534	28,881,063
Walmart, Inc.	597,142	85,910,820
		203,210,905

Food, Beverage & Tobacco 3.9%
Altria Group, Inc.	583,409	26,276,741
Archer-Daniels-Midland Co.	232,120	19,231,142
Bunge Ltd.	74,910	7,423,581
Campbell Soup Co.	50,776	2,636,798
Coca-Cola Europacific Partners plc	75,084	4,221,223
Conagra Brands, Inc.	136,909	5,091,646
Constellation Brands, Inc., Class A	25,039	5,797,029
Darling Ingredients, Inc. *	23,571	1,562,522
Flowers Foods, Inc.	55,050	1,524,335
General Mills, Inc.	133,822	10,486,292
Hormel Foods Corp.	67,223	3,045,874
Ingredion, Inc.	35,203	3,618,868
Kellogg Co.	62,556	4,290,091
Keurig Dr Pepper, Inc.	119,016	4,198,884
Lamb Weston Holdings, Inc.	18,967	1,894,614
McCormick & Co., Inc. - Non Voting Shares	29,068	2,183,588
Molson Coors Beverage Co., Class B	91,033	4,786,515
Mondelez International, Inc., Class A	283,012	18,520,305
Monster Beverage Corp. *	45,777	4,764,470
PepsiCo, Inc.	221,447	37,871,866
Philip Morris International, Inc.	317,638	33,110,585
Post Holdings, Inc. *	23,885	2,267,881
The Coca-Cola Co.	509,917	31,268,110
The Hershey Co.	15,237	3,422,230
The JM Smucker Co.	38,939	5,949,879
The Kraft Heinz Co.	243,364	9,863,543
Tyson Foods, Inc., Class A	165,503	10,881,822
		266,190,434

Health Care Equipment & Services 6.1%
Abbott Laboratories	184,396	20,384,978
Align Technology, Inc. *	5,926	1,598,420
AmerisourceBergen Corp.	20,293	3,428,705
Baxter International, Inc.	117,527	5,369,809
Becton, Dickinson & Co.	34,899	8,802,226
Boston Scientific Corp. *	115,116	5,324,115
Cardinal Health, Inc.	163,782	12,652,159
Centene Corp. *	177,982	13,569,348
Cigna Corp.	93,118	29,487,677
CVS Health Corp.	568,305	50,135,867
DaVita, Inc. *	50,986	4,200,736
Dentsply Sirona, Inc.	67,285	2,478,107
Edwards Lifesciences Corp. *	28,438	2,181,195
Elevance Health, Inc.	71,217	35,607,788
Embecta Corp.	5,992	158,129
Encompass Health Corp.	29,098	1,817,170
Enhabit, Inc. *	16,300	250,368
Envista Holdings Corp. *	32,812	1,279,340
GE Healthcare, Inc. *	141,888	9,864,054
HCA Healthcare, Inc.	57,203	14,590,769
Henry Schein, Inc. *	44,959	3,873,218
Hologic, Inc. *	34,469	2,804,742
Humana, Inc.	46,980	24,039,666
IDEXX Laboratories, Inc. *	3,923	1,885,001
Intuitive Surgical, Inc. *	15,559	3,822,691
Laboratory Corp. of America Holdings	22,747	5,734,974
McKesson Corp.	35,567	13,468,512
Medtronic plc	314,135	26,289,958
Molina Healthcare, Inc. *	11,495	3,584,486
Patterson Cos., Inc.	44,018	1,328,903
Quest Diagnostics, Inc.	39,147	5,812,547

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
ResMed, Inc.	9,135	2,086,160
STERIS plc	8,763	1,809,647
Stryker Corp.	36,380	9,233,608
Teleflex, Inc.	5,626	1,369,481
Tenet Healthcare Corp. *	48,125	2,639,656
The Cooper Cos., Inc.	4,930	1,720,225
UnitedHealth Group, Inc.	157,074	78,409,770
Universal Health Services, Inc., Class B	43,533	6,452,026
Zimmer Biomet Holdings, Inc.	37,981	4,836,500
Zimvie, Inc. *	9,977	97,874
		424,480,605

Household & Personal Products 1.3%
Church & Dwight Co., Inc.	36,594	2,958,991
Colgate-Palmolive Co.	140,213	10,450,075
Kimberly-Clark Corp.	71,075	9,240,461
Nu Skin Enterprises, Inc., Class A	31,697	1,359,167
Spectrum Brands Holdings, Inc.	22,864	1,552,008
The Clorox Co.	25,167	3,641,413
The Estee Lauder Cos., Inc., Class A	19,436	5,385,327
The Procter & Gamble Co.	395,499	56,311,148
		90,898,590

Insurance 3.7%
Aflac, Inc.	206,327	15,165,035
American Financial Group, Inc.	16,140	2,301,403
American International Group, Inc.	383,893	24,269,715
Aon plc, Class A	31,238	9,954,926
Arch Capital Group Ltd. *	54,653	3,516,921
Arthur J. Gallagher & Co.	18,109	3,544,294
Assurant, Inc.	11,536	1,529,558
Assured Guaranty Ltd.	35,050	2,194,130
Brown & Brown, Inc.	23,214	1,359,412
Chubb Ltd.	79,830	18,160,527
Cincinnati Financial Corp.	33,226	3,759,522
CNO Financial Group, Inc.	119,038	3,066,419
Everest Re Group Ltd.	8,747	3,058,738
F&G Annuities & Life, Inc.	5,445	116,850
Fidelity National Financial, Inc.	83,201	3,663,340
First American Financial Corp.	46,656	2,886,607
Genworth Financial, Inc., Class A *	491,054	2,710,618
Globe Life, Inc.	27,954	3,378,241
Kemper Corp.	28,229	1,657,889
Lincoln National Corp.	92,139	3,264,485
Loews Corp.	64,390	3,958,697
Markel Corp. *	2,167	3,053,260
Marsh & McLennan Cos., Inc.	56,519	9,885,738
MetLife, Inc.	244,067	17,821,772
Old Republic International Corp.	114,153	3,012,498
Primerica, Inc.	11,904	1,925,472
Principal Financial Group, Inc.	71,733	6,638,889
Prudential Financial, Inc.	158,117	16,592,798
Reinsurance Group of America, Inc.	24,207	3,673,896
RenaissanceRe Holdings Ltd.	8,567	1,676,476
The Allstate Corp.	127,760	16,413,327
The Hanover Insurance Group, Inc.	12,206	1,642,683
The Hartford Financial Services Group, Inc.	116,036	9,005,554
The Progressive Corp.	110,289	15,037,905
The Travelers Cos., Inc.	116,877	22,337,532
Unum Group	113,907	4,787,511
W.R. Berkley Corp.	37,075	2,600,441
Willis Towers Watson plc	19,034	4,838,252
		254,461,331

SECURITY	NUMBER OF SHARES	VALUE ($)
Materials 3.5%
Air Products & Chemicals, Inc.	31,872	10,215,295
Albemarle Corp.	10,236	2,880,922
Alcoa Corp.	57,110	2,983,426
AptarGroup, Inc.	13,770	1,592,363
Arconic Corp. *	77,088	1,812,339
Avery Dennison Corp.	15,579	2,951,286
Axalta Coating Systems Ltd. *	53,619	1,613,932
Ball Corp.	48,460	2,822,310
Berry Global Group, Inc.	42,223	2,606,426
Celanese Corp.	39,684	4,889,069
CF Industries Holdings, Inc.	35,613	3,016,421
Commercial Metals Co.	43,066	2,337,192
Corteva, Inc.	86,151	5,552,432
Crown Holdings, Inc.	26,134	2,303,973
Dow, Inc.	196,170	11,642,690
DuPont de Nemours, Inc.	210,200	15,544,290
Eastman Chemical Co.	56,174	4,952,862
Ecolab, Inc.	43,393	6,718,538
FMC Corp.	15,484	2,061,385
Freeport-McMoRan, Inc.	193,747	8,644,991
Graphic Packaging Holding Co.	98,092	2,363,036
Huntsman Corp.	85,758	2,717,671
International Flavors & Fragrances, Inc.	23,016	2,588,379
International Paper Co.	205,373	8,588,699
Linde plc	67,121	22,213,024
Louisiana-Pacific Corp.	23,600	1,606,924
LyondellBasell Industries N.V., Class A	127,064	12,285,818
Martin Marietta Materials, Inc.	9,141	3,287,469
Newmont Corp.	149,681	7,922,615
Nucor Corp.	84,281	14,245,175
O-I Glass, Inc. *	122,428	2,356,739
Olin Corp.	32,146	2,076,310
Packaging Corp. of America	26,762	3,818,937
PPG Industries, Inc.	63,151	8,231,101
Reliance Steel & Aluminum Co.	28,197	6,413,408
RPM International, Inc.	24,059	2,163,145
Sealed Air Corp.	39,001	2,135,695
Sonoco Products Co.	36,987	2,260,276
Steel Dynamics, Inc.	63,221	7,626,981
Sylvamo Corp.	38,999	1,853,622
The Chemours Co.	60,955	2,218,152
The Mosaic Co.	74,657	3,698,508
The Sherwin-Williams Co.	21,491	5,084,556
United States Steel Corp.	122,061	3,477,518
Vulcan Materials Co.	18,215	3,339,356
Warrior Met Coal, Inc.	41,001	1,553,118
Westrock Co.	169,015	6,632,149
		239,900,523

Media & Entertainment 5.1%
Activision Blizzard, Inc.	84,137	6,442,370
Alphabet, Inc., Class A *	552,943	54,652,886
Alphabet, Inc., Class C *	514,300	51,363,141
Charter Communications, Inc., Class A *	52,527	20,186,651
Comcast Corp., Class A	1,577,584	62,077,930
DISH Network Corp., Class A *	157,866	2,271,692
Electronic Arts, Inc.	44,165	5,683,152
Fox Corp., Class A	101,684	3,451,155
Fox Corp., Class B	47,488	1,505,370
Liberty Media Corp. - Liberty SiriusXM, Class A	47,568	1,932,212
Liberty Media Corp. - Liberty SiriusXM, Class C *	82,192	3,312,338
Meta Platforms, Inc., Class A *	411,681	61,328,119
Netflix, Inc. *	19,093	6,756,249
News Corp., Class A	117,634	2,383,265

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
News Corp., Class B	35,840	732,570
Nexstar Media Group, Inc., Class A	10,022	2,052,205
Omnicom Group, Inc.	66,511	5,719,281
Paramount Global, Class B	338,858	7,847,951
Take-Two Interactive Software, Inc. *	17,030	1,928,307
TEGNA, Inc.	68,826	1,371,702
The Interpublic Group of Cos., Inc.	94,975	3,462,788
The Walt Disney Co. *	348,654	37,825,472
Warner Bros Discovery, Inc. *	625,711	9,273,037
		353,559,843

Pharmaceuticals, Biotechnology & Life Sciences 6.1%
AbbVie, Inc.	207,596	30,672,309
Agilent Technologies, Inc.	30,243	4,599,355
Amgen, Inc.	138,417	34,936,451
Biogen, Inc. *	52,153	15,171,308
Bristol-Myers Squibb Co.	309,810	22,507,697
Danaher Corp.	38,505	10,179,952
Eli Lilly & Co.	41,195	14,177,259
Gilead Sciences, Inc.	504,005	42,306,180
ICON plc *	6,880	1,587,285
Illumina, Inc. *	11,431	2,448,520
IQVIA Holdings, Inc. *	29,239	6,707,719
Jazz Pharmaceuticals plc *	13,738	2,152,195
Johnson & Johnson	466,153	76,178,723
Merck & Co., Inc.	467,965	50,264,121
Mettler-Toledo International, Inc. *	1,809	2,773,052
PerkinElmer, Inc.	10,672	1,467,720
Perrigo Co., plc	61,722	2,309,637
Pfizer, Inc.	1,275,409	56,322,062
Regeneron Pharmaceuticals, Inc. *	10,263	7,784,178
Thermo Fisher Scientific, Inc.	31,046	17,706,465
United Therapeutics Corp. *	7,877	2,072,990
Vertex Pharmaceuticals, Inc. *	10,084	3,258,140
Viatris, Inc.	528,152	6,422,328
Waters Corp. *	8,360	2,746,929
Zoetis, Inc.	31,808	5,263,906
		422,016,481

Real Estate 2.0%
Alexandria Real Estate Equities, Inc.	13,219	2,124,822
American Tower Corp.	36,060	8,055,443
Anywhere Real Estate, Inc. *	178,602	1,514,545
AvalonBay Communities, Inc.	18,427	3,269,687
Boston Properties, Inc.	37,437	2,790,554
Brixmor Property Group, Inc.	75,177	1,768,915
Camden Property Trust	11,101	1,367,754
CBRE Group, Inc., Class A *	75,547	6,460,024
Crown Castle, Inc.	46,041	6,819,132
Digital Realty Trust, Inc.	33,690	3,861,548
DigitalBridge Group, Inc.	94,261	1,395,063
Diversified Healthcare Trust	837,947	663,151
Equinix, Inc.	8,157	6,020,926
Equity Residential	55,550	3,535,757
Essex Property Trust, Inc.	8,480	1,917,074
Extra Space Storage, Inc.	9,949	1,570,251
Federal Realty Investment Trust	12,096	1,349,067
Gaming & Leisure Properties, Inc.	31,017	1,661,271
Healthpeak Properties, Inc.	90,704	2,492,546
Host Hotels & Resorts, Inc.	237,830	4,483,095
Invitation Homes, Inc.	52,427	1,703,877
Iron Mountain, Inc.	69,310	3,782,940
Jones Lang LaSalle, Inc. *	21,675	4,007,057
Kimco Realty Corp.	75,377	1,692,967
Lamar Advertising Co., Class A	15,787	1,681,947
Medical Properties Trust, Inc.	81,579	1,056,448
SECURITY	NUMBER OF SHARES	VALUE ($)
Mid-America Apartment Communities, Inc.	13,172	2,196,036
Omega Healthcare Investors, Inc.	47,439	1,396,604
Park Hotels & Resorts, Inc.	133,984	1,970,905
Prologis, Inc.	54,013	6,982,801
Public Storage	11,302	3,439,651
Realty Income Corp.	32,345	2,193,961
Regency Centers Corp.	24,773	1,650,625
SBA Communications Corp.	4,300	1,279,379
Service Properties Trust	260,004	2,316,636
Simon Property Group, Inc.	65,093	8,361,847
SL Green Realty Corp.	35,731	1,470,331
Sun Communities, Inc.	9,455	1,483,111
The Macerich Co.	116,694	1,603,376
UDR, Inc.	35,194	1,498,912
Ventas, Inc.	114,558	5,935,250
VICI Properties, Inc.	42,681	1,458,837
Vornado Realty Trust	74,510	1,817,299
Welltower, Inc.	85,623	6,425,150
Weyerhaeuser Co.	197,673	6,805,881
WP Carey, Inc.	21,562	1,844,198
		139,176,651

Retailing 4.7%
Advance Auto Parts, Inc.	18,804	2,863,473
Amazon.com, Inc. *	540,901	55,783,120
American Eagle Outfitters, Inc.	93,521	1,509,429
Asbury Automotive Group, Inc. *	8,379	1,843,380
AutoNation, Inc. *	26,891	3,407,627
AutoZone, Inc. *	1,536	3,746,074
Bath & Body Works, Inc.	72,387	3,330,526
Bed Bath & Beyond, Inc. *(d)	424,307	1,196,546
Best Buy Co., Inc.	159,708	14,169,294
Big Lots, Inc.	77,054	1,260,603
Burlington Stores, Inc. *	8,801	2,022,734
CarMax, Inc. *	54,840	3,863,478
Dick's Sporting Goods, Inc.	22,431	2,933,078
Dollar General Corp.	51,011	11,916,170
Dollar Tree, Inc. *	44,385	6,665,739
eBay, Inc.	247,260	12,239,370
Foot Locker, Inc.	71,690	3,119,232
Genuine Parts Co.	32,707	5,488,889
Group 1 Automotive, Inc.	11,889	2,542,463
Kohl's Corp.	206,388	6,680,780
Lithia Motors, Inc.	9,267	2,439,074
LKQ Corp.	74,052	4,366,106
Lowe’s Cos., Inc.	117,546	24,478,954
Macy's, Inc.	265,562	6,275,230
Murphy USA, Inc.	11,020	2,997,771
Nordstrom, Inc.	97,265	1,900,558
O'Reilly Automotive, Inc. *	10,069	7,978,172
Penske Automotive Group, Inc.	13,872	1,773,119
Pool Corp.	3,586	1,382,797
Qurate Retail, Inc., Series A *	1,044,378	2,694,495
Ross Stores, Inc.	60,859	7,192,925
Target Corp.	170,588	29,365,018
The Gap, Inc.	206,786	2,806,086
The Home Depot, Inc.	159,749	51,785,833
The ODP Corp. *	52,666	2,717,566
The TJX Cos., Inc.	216,994	17,763,129
Tractor Supply Co.	17,592	4,010,800
Ulta Beauty, Inc. *	6,375	3,276,495
Williams-Sonoma, Inc.	17,797	2,401,527
		324,187,660

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Semiconductors & Semiconductor Equipment 3.6%
Advanced Micro Devices, Inc. *	72,360	5,437,854
Analog Devices, Inc.	39,504	6,773,751
Applied Materials, Inc.	139,309	15,531,560
Broadcom, Inc.	45,322	26,513,823
Intel Corp.	2,511,984	70,988,668
KLA Corp.	12,702	4,985,281
Lam Research Corp.	16,532	8,267,653
Marvell Technology, Inc.	42,304	1,825,418
Microchip Technology, Inc.	52,055	4,040,509
Micron Technology, Inc.	337,528	20,352,938
MKS Instruments, Inc.	12,585	1,287,697
NVIDIA Corp.	57,482	11,230,258
NXP Semiconductors N.V.	40,845	7,528,142
ON Semiconductor Corp. *	40,715	2,990,517
Qorvo, Inc. *	30,500	3,314,130
QUALCOMM, Inc.	200,986	26,773,345
Skyworks Solutions, Inc.	50,726	5,563,121
Teradyne, Inc.	21,729	2,209,839
Texas Instruments, Inc.	135,695	24,046,511
		249,661,015

Software & Services 6.2%
Accenture plc, Class A	75,980	21,202,219
Adobe, Inc. *	28,602	10,592,465
Akamai Technologies, Inc. *	28,235	2,511,503
Amdocs Ltd.	38,672	3,555,117
ANSYS, Inc. *	5,664	1,508,663
Autodesk, Inc. *	7,969	1,714,610
Automatic Data Processing, Inc.	44,053	9,947,608
Broadridge Financial Solutions, Inc.	16,866	2,535,972
Cadence Design Systems, Inc. *	13,893	2,540,057
Check Point Software Technologies Ltd. *	19,602	2,493,374
Cognizant Technology Solutions Corp., Class A	189,906	12,676,225
DXC Technology Co. *	122,466	3,518,448
Fidelity National Information Services, Inc.	98,993	7,428,435
Fiserv, Inc. *	51,792	5,525,171
FleetCor Technologies, Inc. *	13,966	2,916,240
Gen Digital, Inc.	125,678	2,891,851
Genpact Ltd.	39,229	1,854,747
Global Payments, Inc.	34,416	3,879,372
International Business Machines Corp.	326,719	44,018,851
Intuit, Inc.	15,976	6,752,576
Jack Henry & Associates, Inc.	8,761	1,577,768
Kyndryl Holdings, Inc. *	515,736	6,905,705
Mastercard, Inc., Class A	52,739	19,545,073
Maximus, Inc.	25,682	1,922,298
Microsoft Corp.	573,904	142,219,150
NCR Corp. *	65,788	1,803,907
Oracle Corp.	413,500	36,578,210
Palo Alto Networks, Inc. *	7,937	1,259,126
Paychex, Inc.	35,010	4,056,259
PayPal Holdings, Inc. *	121,982	9,940,313
Roper Technologies, Inc.	8,980	3,832,215
Salesforce, Inc. *	40,810	6,854,856
SS&C Technologies Holdings, Inc.	32,007	1,931,622
Synopsys, Inc. *	6,497	2,298,314
The Western Union Co.	192,610	2,729,284
VeriSign, Inc. *	7,537	1,643,443
Visa, Inc., Class A	115,838	26,667,066
VMware, Inc., Class A *	34,130	4,179,901
		426,008,014

SECURITY	NUMBER OF SHARES	VALUE ($)
Technology Hardware & Equipment 6.4%
Amphenol Corp., Class A	64,955	5,181,460
Apple Inc.	1,751,892	252,780,497
Arrow Electronics, Inc. *	53,088	6,237,309
Avnet, Inc.	139,694	6,409,161
CDW Corp.	24,170	4,738,045
Ciena Corp. *	29,839	1,552,225
Cisco Systems, Inc.	1,337,783	65,109,899
Corning, Inc.	282,738	9,785,562
Dell Technologies, Inc., Class C	37,631	1,528,571
F5, Inc. *	13,603	2,008,619
Flex Ltd. *	243,976	5,696,840
Hewlett Packard Enterprise Co.	1,034,044	16,679,130
HP, Inc.	381,613	11,120,203
Insight Enterprises, Inc. *	14,911	1,680,768
Jabil, Inc.	64,402	5,063,929
Juniper Networks, Inc.	129,665	4,188,179
Keysight Technologies, Inc. *	10,648	1,909,719
Motorola Solutions, Inc.	16,315	4,193,118
NetApp, Inc.	65,738	4,353,828
Sanmina Corp. *	47,873	2,916,902
Seagate Technology Holdings plc	80,390	5,448,834
TE Connectivity Ltd.	60,553	7,699,314
Teledyne Technologies, Inc. *	3,890	1,650,371
Trimble, Inc. *	25,806	1,498,296
Vishay Intertechnology, Inc.	62,001	1,419,203
Western Digital Corp. *	185,608	8,157,472
Xerox Holdings Corp.	171,585	2,810,562
Zebra Technologies Corp., Class A *	5,762	1,821,829
		443,639,845

Telecommunication Services 3.5%
AT&T, Inc.	6,125,669	124,779,878
Liberty Global plc, Class A *	122,210	2,650,735
Liberty Global plc, Class C *	224,195	5,010,758
Liberty Latin America Ltd., Class A *	32,577	320,558
Liberty Latin America Ltd., Class C *	123,905	1,220,464
Lumen Technologies, Inc. *	1,380,673	7,248,533
Telephone & Data Systems, Inc.	109,950	1,470,031
T-Mobile US, Inc. *	88,652	13,236,630
Verizon Communications, Inc.	2,105,943	87,544,051
		243,481,638

Transportation 2.0%
American Airlines Group, Inc. *	113,274	1,828,242
Avis Budget Group, Inc. *	14,532	2,906,981
C.H. Robinson Worldwide, Inc.	49,363	4,944,692
CSX Corp.	509,962	15,768,025
Delta Air Lines, Inc. *	70,579	2,759,639
Expeditors International of Washington, Inc.	40,467	4,376,506
FedEx Corp.	100,768	19,534,884
GXO Logistics, Inc. *	31,593	1,653,262
JB Hunt Transport Services, Inc.	17,804	3,365,846
Knight-Swift Transportation Holdings, Inc.	48,087	2,841,942
Landstar System, Inc.	11,171	1,930,684
Norfolk Southern Corp.	55,360	13,608,042
Old Dominion Freight Line, Inc.	10,265	3,420,709
RXO, Inc. *	35,145	643,856
Ryder System, Inc.	43,409	4,098,244
Southwest Airlines Co.	63,898	2,285,631
Uber Technologies, Inc. *	59,533	1,841,356
Union Pacific Corp.	137,891	28,155,963
United Airlines Holdings, Inc. *	48,952	2,396,690
United Parcel Service, Inc., Class B	92,293	17,095,432

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Werner Enterprises, Inc.	31,541	1,481,481
XPO, Inc. *	35,140	1,400,680
		138,338,787

Utilities 3.5%
Alliant Energy Corp.	49,665	2,683,400
Ameren Corp.	56,182	4,880,530
American Electric Power Co., Inc.	123,514	11,605,375
American Water Works Co., Inc.	23,409	3,663,274
Atmos Energy Corp.	23,037	2,707,769
Black Hills Corp.	18,311	1,325,350
CenterPoint Energy, Inc.	152,795	4,602,185
CMS Energy Corp.	68,326	4,317,520
Consolidated Edison, Inc.	103,891	9,901,851
Dominion Energy, Inc.	190,519	12,124,629
DTE Energy Co.	49,301	5,737,157
Duke Energy Corp.	214,049	21,929,320
Edison International	113,757	7,837,857
Entergy Corp.	57,981	6,278,183
Evergy, Inc.	93,379	5,850,194
Eversource Energy	76,065	6,262,432
Exelon Corp.	335,831	14,168,710
FirstEnergy Corp.	190,001	7,780,541
NextEra Energy, Inc.	244,396	18,239,274
NiSource, Inc.	100,497	2,788,792
NRG Energy, Inc.	92,249	3,156,761
OGE Energy Corp.	56,193	2,209,509
PG&E Corp. *	163,688	2,602,639
Pinnacle West Capital Corp.	43,206	3,221,007
Portland General Electric Co.	29,022	1,380,867
PPL Corp.	313,301	9,273,710
Public Service Enterprise Group, Inc.	130,263	8,067,188
Sempra Energy	54,362	8,715,860
Southwest Gas Holdings, Inc.	20,690	1,384,782
The AES Corp.	242,964	6,659,643
The Southern Co.	274,096	18,550,817
UGI Corp.	82,104	3,270,202
Vistra Corp.	245,083	5,651,614
WEC Energy Group, Inc.	62,906	5,912,535
Xcel Energy, Inc.	121,132	8,330,248
		243,071,725
Total Common Stocks (Cost $4,063,533,667)		6,877,038,240

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.6% OF NET ASSETS

Money Market Funds 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.18% (e)	38,165,165	38,165,165
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.18% (e)(f)	861,600	861,600
		39,026,765
Total Short-Term Investments (Cost $39,026,765)		39,026,765
Total Investments in Securities (Cost $4,102,560,432)		6,916,065,005

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 03/17/23	122	24,949,000	659,820

*	Non-income producing security.
(a)	Subsequent to the period ended January 31, 2023, the issuer was placed into receivership with the Federal Deposit Insurance Corp. due to inadequate liquidity and insolvency on March 12, 2023.
(b)
Subsequent to the period ended January 31, 2023, the Silicon Valley Bank, N.A.
was placed into receivership with the Federal Deposit Insurance Corp. due to inadequate liquidity and insolvency on March 10, 2023, and, subsequently on
March 17, 2023, SVB Financial Group, the parent of Silicon Valley Bank, filed for bankruptcy.

(c)	Issuer is affiliated with the fund’s investment adviser.
(d)	All or a portion of this security is on loan. Securities on loan were valued at $809,904.
(e)	The rate shown is the annualized 7-day yield.
(f)	Security purchased with cash collateral received for securities on loan.

Below is a summary of the fund’s transactions with affiliated issuers during the period ended January 31, 2023:
SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/23	BALANCE OF SHARES HELD AT 1/31/23	DIVIDENDS RECEIVED
COMMON STOCKS 0.1% OF NET ASSETS

Diversified Financials 0.1%
The Charles Schwab Corp.	$6,547,679	$275,163	($15,962)	$525	($186,601)	$6,620,804	85,518	$18,081

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$6,877,038,240	$—	$—	$6,877,038,240
Short-Term Investments[1]	39,026,765	—	—	39,026,765
Futures Contracts[2]	659,820	—	—	659,820
Total	$6,916,724,825	$—	$—	$6,916,724,825

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Fundamental US Small Company Index Fund

Portfolio Holdings as of January 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 1.5%
American Axle & Manufacturing Holdings, Inc. *	338,415	3,001,741
Cooper-Standard Holdings, Inc. *	344,593	5,758,149
Dorman Products, Inc. *	18,436	1,789,398
Fox Factory Holding Corp. *	10,116	1,194,598
Gentherm, Inc. *	23,925	1,780,738
LCI Industries	25,660	2,879,565
Modine Manufacturing Co. *	103,530	2,473,332
Patrick Industries, Inc.	29,303	2,079,634
Standard Motor Products, Inc.	37,046	1,498,881
Stoneridge, Inc. *	47,029	1,159,735
Winnebago Industries, Inc.	35,886	2,285,221
		25,900,992

Banks 8.3%
1st Source Corp.	11,832	582,016
Ameris Bancorp	24,912	1,174,850
Associated Banc-Corp.	131,982	2,957,717
Atlantic Union Bankshares Corp.	38,875	1,504,074
Axos Financial, Inc. *	28,584	1,375,462
Bank of Hawaii Corp.	29,017	2,219,510
Bank OZK	69,670	3,181,829
BankUnited, Inc.	85,468	3,217,016
Banner Corp.	25,187	1,632,873
BOK Financial Corp.	17,896	1,798,548
Brookline Bancorp, Inc.	52,258	683,535
Cadence Bank	77,857	1,991,582
Capitol Federal Financial, Inc.	127,223	1,064,857
Cathay General Bancorp	46,538	2,045,810
Central Pacific Financial Corp.	28,060	634,156
City Holding Co.	7,745	734,149
Columbia Banking System, Inc.	54,117	1,672,756
Commerce Bancshares, Inc.	43,379	2,887,306
Community Bank System, Inc.	22,744	1,312,556
Cullen/Frost Bankers, Inc.	23,480	3,058,974
Customers Bancorp, Inc. *	15,814	480,271
CVB Financial Corp.	54,509	1,320,208
Eagle Bancorp, Inc.	20,936	994,251
Eastern Bankshares, Inc.	31,081	502,580
Enterprise Financial Services Corp.	13,488	719,180
Essent Group Ltd.	56,365	2,481,751
F.N.B. Corp.	249,918	3,566,330
Federal Agricultural Mortgage Corp., Class C	5,532	735,590
First BanCorp	89,106	1,198,476
First Bancorp/Southern Pines NC	14,404	573,999
First Busey Corp.	33,257	793,845
First Citizens BancShares, Inc., Class A	3,838	2,984,736
First Commonwealth Financial Corp.	60,288	886,836
First Financial Bancorp	63,436	1,606,834
SECURITY	NUMBER OF SHARES	VALUE ($)
First Financial Bankshares, Inc.	27,705	986,852
First Hawaiian, Inc.	112,909	3,098,223
First Interstate BancSystem, Inc., Class A	43,200	1,550,016
First Merchants Corp.	27,454	1,170,639
Fulton Financial Corp.	110,534	1,849,234
Glacier Bancorp, Inc.	36,444	1,661,482
Hancock Whitney Corp.	50,241	2,586,407
Hanmi Financial Corp.	24,264	565,109
Heartland Financial USA, Inc.	20,106	994,644
Heritage Financial Corp.	21,688	618,759
Hilltop Holdings, Inc.	61,613	2,014,745
HomeStreet, Inc.	17,999	496,232
Hope Bancorp, Inc.	111,480	1,436,977
Independent Bank Corp.	13,125	1,045,931
Independent Bank Group, Inc.	13,481	826,385
International Bancshares Corp.	35,076	1,644,012
Kearny Financial Corp.	54,284	509,184
Lakeland Financial Corp.	8,171	577,771
Mr Cooper Group, Inc. *	19,072	877,121
National Bank Holdings Corp., Class A	12,120	511,828
NBT Bancorp, Inc.	26,277	1,032,949
NMI Holdings, Inc., Class A *	38,339	890,615
Northwest Bancshares, Inc.	83,262	1,177,325
OceanFirst Financial Corp.	29,748	711,572
OFG Bancorp	32,079	908,156
Old National Bancorp	204,983	3,587,202
Pacific Premier Bancorp, Inc.	32,726	1,058,359
PacWest Bancorp	119,760	3,312,562
Park National Corp.	7,735	968,809
Pathward Financial, Inc.	16,841	835,650
PennyMac Financial Services, Inc.	34,050	2,295,651
Pinnacle Financial Partners, Inc.	24,537	1,931,798
Prosperity Bancshares, Inc.	43,173	3,275,104
Provident Financial Services, Inc.	48,710	1,142,737
Renasant Corp.	33,342	1,186,308
S&T Bancorp, Inc.	28,194	1,025,698
Sandy Spring Bancorp, Inc.	21,474	725,821
Simmons First National Corp., Class A	77,849	1,736,811
Southside Bancshares, Inc.	17,309	655,665
SouthState Corp.	23,382	1,861,207
Texas Capital Bancshares, Inc. *	31,367	2,072,418
The Bank of N.T. Butterfield & Son Ltd.	36,888	1,178,940
Tompkins Financial Corp.	8,628	649,947
Towne Bank	37,008	1,127,634
TriCo Bancshares	13,147	664,581
Trustmark Corp.	50,465	1,469,541
UMB Financial Corp.	21,723	1,959,197
Umpqua Holdings Corp.	111,158	2,023,076
United Bankshares, Inc.	65,352	2,627,150
United Community Banks, Inc.	38,128	1,240,685
Valley National Bancorp	226,321	2,688,693
Walker & Dunlop, Inc.	20,271	1,933,448
Washington Federal, Inc.	72,281	2,563,084
Washington Trust Bancorp, Inc.	11,747	502,419
Webster Financial Corp.	56,932	2,997,470

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
WesBanco, Inc.	36,936	1,372,911
Westamerica Bancorp	11,793	655,219
Western Alliance Bancorp	29,562	2,228,088
Wintrust Financial Corp.	30,270	2,768,797
WSFS Financial Corp.	22,105	1,067,893
		143,707,204

Capital Goods 12.3%
3D Systems Corp. *	52,711	572,441
AAON, Inc.	14,803	1,129,765
AAR Corp. *	42,784	2,200,809
Advanced Drainage Systems, Inc.	11,911	1,201,105
Aerojet Rocketdyne Holdings, Inc. *	34,909	1,952,111
Alamo Group, Inc.	8,223	1,286,653
Albany International Corp., Class A	17,692	1,984,158
Altra Industrial Motion Corp.	41,552	2,537,581
American Woodmark Corp. *	37,040	2,122,022
API Group Corp. *	92,696	2,061,559
Apogee Enterprises, Inc.	40,010	1,874,068
Applied Industrial Technologies, Inc.	27,926	3,999,282
Arcosa, Inc.	53,197	3,152,986
Argan, Inc.	21,424	835,322
Armstrong World Industries, Inc.	30,698	2,376,332
Astec Industries, Inc.	36,980	1,632,297
Astronics Corp. *	61,757	917,091
Atkore, Inc. *	14,895	1,940,074
Axon Enterprise, Inc. *	4,369	853,877
AZZ, Inc.	34,468	1,464,201
Barnes Group, Inc.	67,860	3,003,484
Beacon Roofing Supply, Inc. *	52,578	2,990,637
BWX Technologies, Inc.	63,309	3,852,986
Columbus McKinnon Corp.	26,119	938,978
Comfort Systems USA, Inc.	23,048	2,789,730
Construction Partners, Inc., Class A *	19,888	562,632
Core & Main, Inc., Class A *	33,216	733,077
Crane Holdings Co.	33,432	3,875,103
CSW Industrials, Inc.	5,278	713,638
Douglas Dynamics, Inc.	21,029	849,782
DXP Enterprises, Inc. *	31,479	953,814
Dycom Industries, Inc. *	36,986	3,527,355
Encore Wire Corp.	15,309	2,471,332
Enerpac Tool Group Corp.	28,622	759,628
EnerSys	48,577	4,032,863
EnPro Industries, Inc.	14,491	1,754,425
Esab Corp.	25,638	1,482,133
ESCO Technologies, Inc.	15,509	1,526,706
Evoqua Water Technologies Corp. *	27,533	1,335,626
Federal Signal Corp.	41,660	2,218,395
Franklin Electric Co., Inc.	25,444	2,297,593
Gates Industrial Corp. plc *	104,094	1,375,082
Generac Holdings, Inc. *	16,148	1,947,449
Gibraltar Industries, Inc. *	31,443	1,684,401
GMS, Inc. *	44,674	2,650,062
GrafTech International Ltd.	342,857	2,242,285
Granite Construction, Inc.	82,112	3,496,329
Great Lakes Dredge & Dock Corp. *	71,242	490,145
Griffon Corp.	43,261	1,768,510
H&E Equipment Services, Inc.	47,704	2,427,657
HEICO Corp.	8,611	1,472,050
HEICO Corp., Class A	15,056	2,012,686
Herc Holdings, Inc.	19,131	2,971,427
Hillenbrand, Inc.	48,691	2,281,660
Hyster-Yale Materials Handling, Inc.	33,705	1,093,053
JELD-WEN Holding, Inc. *	216,758	2,741,989
John Bean Technologies Corp.	15,883	1,774,608
Kadant, Inc.	4,695	956,700
Kaman Corp.	52,656	1,327,984
Kennametal, Inc.	104,014	2,964,399
SECURITY	NUMBER OF SHARES	VALUE ($)
Kratos Defense & Security Solutions, Inc. *	55,013	629,899
Lindsay Corp.	5,265	824,604
Masonite International Corp. *	31,745	2,895,779
Maxar Technologies, Inc.	57,307	2,961,053
McGrath RentCorp	16,978	1,689,990
Mercury Systems, Inc. *	19,641	981,755
Moog, Inc., Class A	37,031	3,529,795
MRC Global, Inc. *	193,387	2,630,063
Mueller Industries, Inc.	55,670	3,649,168
Mueller Water Products, Inc., Class A	130,180	1,646,777
MYR Group, Inc. *	16,192	1,603,980
National Presto Industries, Inc.	9,932	760,891
NOW, Inc. *	255,561	3,588,076
Parsons Corp. *	24,160	1,051,443
PGT Innovations, Inc. *	42,408	920,254
Primoris Services Corp.	108,787	2,893,734
Proto Labs, Inc. *	25,109	768,335
Quanex Building Products Corp.	48,283	1,250,047
RBC Bearings, Inc. *	6,702	1,635,087
Resideo Technologies, Inc. *	177,853	3,420,113
REV Group, Inc.	57,080	731,195
Rush Enterprises, Inc., Class A	65,691	3,534,833
Simpson Manufacturing Co., Inc.	24,695	2,645,081
SiteOne Landscape Supply, Inc. *	14,285	2,164,320
SPX Technologies, Inc. *	18,853	1,414,164
Standex International Corp.	10,553	1,219,610
Sterling Infrastructure, Inc. *	23,242	845,776
Tennant Co.	16,163	1,133,511
Terex Corp.	77,607	3,955,629
Textainer Group Holdings Ltd.	19,188	650,473
The AZEK Co., Inc. *	33,200	801,116
The Gorman-Rupp Co.	25,826	741,981
The Greenbrier Cos., Inc.	86,551	2,676,157
The Manitowoc Co., Inc. *	101,516	1,390,769
The Shyft Group, Inc.	25,509	849,195
Titan Machinery, Inc. *	28,413	1,248,467
TPI Composites, Inc. *	51,664	674,215
Trex Co., Inc. *	30,720	1,619,558
Trinity Industries, Inc.	90,232	2,595,975
Triton International Ltd.	57,168	4,038,348
Tutor Perini Corp. *	280,644	2,573,505
V2X, Inc. *	23,937	1,057,058
Valmont Industries, Inc.	13,134	4,330,674
Veritiv Corp.	25,463	3,183,894
Vertiv Holdings Co.	51,497	732,287
Wabash National Corp.	118,512	3,052,869
Watts Water Technologies, Inc., Class A	14,899	2,436,284
WillScot Mobile Mini Holdings Corp. *	29,040	1,407,278
Woodward, Inc.	33,076	3,382,352
Zurn Elkay Water Solutions Corp.	42,867	937,073
		213,796,617

Commercial & Professional Services 5.2%
ACCO Brands Corp.	258,619	1,642,231
ASGN, Inc. *	38,595	3,510,215
Barrett Business Services, Inc.	7,146	710,169
Brady Corp., Class A	45,578	2,437,056
BrightView Holdings, Inc. *	91,655	728,657
Casella Waste Systems, Inc., Class A *	8,873	710,905
CBIZ, Inc. *	26,257	1,249,571
Cimpress plc *	37,783	1,235,126
Clarivate plc *	81,311	904,178
Clean Harbors, Inc. *	33,327	4,342,508
CoStar Group, Inc. *	42,204	3,287,692
Deluxe Corp.	130,425	2,607,196
Dun & Bradstreet Holdings, Inc.	56,520	828,018
Exponent, Inc.	11,138	1,142,090

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
FTI Consulting, Inc. *	22,518	3,592,071
Harsco Corp. *	209,255	1,661,485
Healthcare Services Group, Inc.	171,682	2,312,556
Heidrick & Struggles International, Inc.	17,698	544,390
HNI Corp.	75,120	2,386,562
Huron Consulting Group, Inc. *	13,808	939,496
IAA, Inc. *	38,268	1,596,924
ICF International, Inc.	15,546	1,588,646
Insperity, Inc.	15,887	1,756,308
Interface, Inc.	95,531	1,087,143
KAR Auction Services, Inc. *	178,628	2,600,824
Kelly Services, Inc., Class A	206,953	3,745,849
Kforce, Inc.	23,908	1,341,956
Kimball International, Inc., Class B	120,429	891,175
Korn Ferry	41,859	2,259,967
Matthews International Corp., Class A	50,644	1,875,854
MillerKnoll, Inc.	90,201	2,154,000
MSA Safety, Inc.	14,444	1,970,017
Pitney Bowes, Inc.	665,673	2,869,051
Resources Connection, Inc.	54,651	943,823
Rollins, Inc.	51,263	1,865,973
SP Plus Corp. *	23,400	882,414
Steelcase, Inc., Class A	250,801	1,956,248
Stericycle, Inc. *	61,388	3,303,288
Tetra Tech, Inc.	22,334	3,473,384
The Brink's Co.	32,318	2,120,061
The GEO Group, Inc. *	487,032	5,600,868
TriNet Group, Inc. *	21,695	1,636,888
TrueBlue, Inc. *	99,088	1,945,097
UniFirst Corp.	15,681	3,111,738
Viad Corp. *	20,554	607,371
		89,957,039

Consumer Durables & Apparel 3.9%
Acushnet Holdings Corp.	24,562	1,153,186
Beazer Homes USA, Inc. *	74,083	1,212,739
Cavco Industries, Inc. *	5,877	1,563,870
Century Communities, Inc.	34,395	2,104,974
Columbia Sportswear Co.	37,426	3,589,153
Crocs, Inc. *	19,698	2,398,625
Ethan Allen Interiors, Inc.	47,301	1,359,431
Fossil Group, Inc. *	178,364	1,013,108
G-III Apparel Group Ltd. *	117,265	1,984,124
Helen of Troy Ltd. *	22,876	2,587,504
Installed Building Products, Inc.	11,417	1,256,898
iRobot Corp. *	33,352	1,500,840
Kontoor Brands, Inc.	30,832	1,472,536
La-Z-Boy, Inc.	83,085	2,362,107
LGI Homes, Inc. *	19,793	2,253,433
M.D.C. Holdings, Inc.	95,779	3,616,615
M/I Homes, Inc. *	53,900	3,223,220
Malibu Boats, Inc., Class A *	10,985	665,581
Mattel, Inc. *	149,131	3,051,220
Movado Group, Inc.	15,533	549,247
Oxford Industries, Inc.	12,887	1,510,614
Skyline Champion Corp. *	20,303	1,196,862
Smith & Wesson Brands, Inc.	93,715	1,038,362
Sonos, Inc. *	36,404	671,290
Steven Madden Ltd.	81,169	2,909,909
Sturm, Ruger & Co., Inc.	24,826	1,412,599
Tempur Sealy International, Inc.	124,358	5,067,588
TopBuild Corp. *	17,308	3,462,638
Topgolf Callaway Brands Corp. *	32,735	801,680
Tupperware Brands Corp. *	246,474	1,091,880
Under Armour, Inc., Class A *	156,617	1,940,485
Under Armour, Inc., Class C *	161,338	1,758,584
Universal Electronics, Inc. *	33,322	780,734
Vera Bradley, Inc. *	106,585	634,181
SECURITY	NUMBER OF SHARES	VALUE ($)
Vista Outdoor, Inc. *	45,570	1,337,480
Wolverine World Wide, Inc.	148,133	2,389,385
YETI Holdings, Inc. *	20,239	905,898
		67,828,580

Consumer Services 5.4%
ADT, Inc.	255,986	2,250,117
Adtalem Global Education, Inc. *	90,346	3,449,410
American Public Education, Inc. *	47,301	572,815
Arcos Dorados Holdings, Inc., Class A	133,717	1,136,595
Bally's Corp. *	21,388	424,980
BJ's Restaurants, Inc. *	37,362	1,179,518
Bloomin' Brands, Inc.	112,320	2,723,760
Boyd Gaming Corp.	38,376	2,391,209
Bright Horizons Family Solutions, Inc. *	24,648	1,892,473
Brinker International, Inc. *	58,792	2,319,932
Caesars Entertainment, Inc. *	31,766	1,653,738
Choice Hotels International, Inc.	7,434	913,564
Churchill Downs, Inc.	12,534	3,109,685
Cracker Barrel Old Country Store, Inc.	34,565	3,856,763
Dave & Buster's Entertainment, Inc. *	34,140	1,479,969
Denny's Corp. *	72,316	869,238
Dine Brands Global, Inc.	12,104	935,760
Everi Holdings, Inc. *	32,686	567,756
Frontdoor, Inc. *	34,743	944,315
Graham Holdings Co., Class B	5,632	3,679,442
Grand Canyon Education, Inc. *	28,476	3,319,163
Hilton Grand Vacations, Inc. *	34,161	1,617,865
Hyatt Hotels Corp., Class A *	40,868	4,459,516
International Game Technology plc	120,700	3,192,515
Jack in the Box, Inc.	37,157	2,823,189
Laureate Education, Inc., Class A	160,303	1,760,127
Light & Wonder, Inc., Class A *	65,272	4,258,998
Marriott Vacations Worldwide Corp.	25,398	4,064,696
Papa John's International, Inc.	10,379	930,893
Penn Entertainment, Inc. *	97,773	3,466,053
Perdoceo Education Corp. *	90,687	1,357,584
Planet Fitness, Inc., Class A *	23,620	1,999,433
Red Robin Gourmet Burgers, Inc. *	64,265	574,529
Red Rock Resorts, Inc., Class A	27,514	1,238,405
Regis Corp. *(a)	816,946	1,339,791
SeaWorld Entertainment, Inc. *	12,772	796,845
Six Flags Entertainment Corp. *	131,734	3,537,058
Strategic Education, Inc.	23,468	2,190,738
Stride, Inc. *	39,392	1,691,099
Texas Roadhouse, Inc.	37,726	3,788,822
The Cheesecake Factory, Inc.	44,705	1,754,671
The Wendy's Co.	141,709	3,160,111
Wingstop, Inc.	4,838	766,678
WW International, Inc. *	165,023	820,164
Wyndham Hotels & Resorts, Inc.	35,079	2,718,973
		93,978,955

Diversified Financials 3.9%
A-Mark Precious Metals, Inc.	28,112	1,082,312
Apollo Commercial Real Estate Finance, Inc.	135,220	1,645,627
Arbor Realty Trust, Inc.	68,103	1,016,778
Ares Management Corp., Class A	15,286	1,268,585
Artisan Partners Asset Management, Inc., Class A	52,552	1,934,965
B. Riley Financial, Inc.	14,278	610,099
BGC Partners, Inc., Class A	354,896	1,543,798
Blackstone Mortgage Trust, Inc., Class A	86,736	2,067,786
Brightsphere Investment Group, Inc.	72,919	1,709,951
BrightSpire Capital, Inc., Class A	70,681	538,589
Broadmark Realty Capital, Inc.	108,898	476,973

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Cannae Holdings, Inc. *	53,344	1,303,727
Cohen & Steers, Inc.	12,449	914,628
Compass Diversified Holdings	80,949	1,806,782
Cowen, Inc., Class A	24,443	950,344
Credit Acceptance Corp. *	5,045	2,334,019
Donnelley Financial Solutions, Inc. *	23,623	1,077,445
Encore Capital Group, Inc. *	21,810	1,215,253
Enova International, Inc. *	42,034	1,918,852
FactSet Research Systems, Inc.	8,003	3,384,789
FirstCash Holdings, Inc.	36,874	3,399,045
Focus Financial Partners, Inc., Class A *	17,120	772,968
Green Dot Corp., Class A *	52,330	946,126
Houlihan Lokey, Inc.	20,310	2,012,112
Interactive Brokers Group, Inc., Class A	13,074	1,045,136
Ladder Capital Corp. REIT	130,597	1,462,686
LendingClub Corp. *	41,378	400,953
LendingTree, Inc. *	15,932	631,863
MarketAxess Holdings, Inc.	7,086	2,578,241
MFA Financial, Inc.	147,097	1,748,983
Moelis & Co., Class A	44,596	2,084,863
Morningstar, Inc.	5,392	1,309,609
Nelnet, Inc., Class A	14,428	1,377,730
New York Mortgage Trust, Inc.	352,322	1,099,245
PennyMac Mortgage Investment Trust	93,329	1,423,267
Piper Sandler Cos.	8,085	1,148,879
PRA Group, Inc. *	30,480	1,226,515
Ready Capital Corp.	38,500	509,355
Redwood Trust, Inc.	129,126	1,079,493
Regional Management Corp.	15,103	520,902
Stifel Financial Corp.	37,657	2,538,458
The Carlyle Group, Inc.	62,912	2,262,945
TPG RE Finance Trust, Inc.	75,165	654,687
Tradeweb Markets, Inc., Class A	16,200	1,207,548
Two Harbors Investment Corp.	68,375	1,226,648
Virtu Financial, Inc., Class A	55,527	1,072,226
Virtus Investment Partners, Inc.	4,339	932,364
WisdomTree, Inc.	114,256	658,115
World Acceptance Corp. *	9,779	936,046
		67,068,310

Energy 4.9%
Alto Ingredients, Inc. *	230,836	782,534
Antero Midstream Corp.	93,740	1,021,766
Arch Resources, Inc.	19,170	2,837,543
Archrock, Inc.	197,731	1,959,514
Berry Corp.	56,174	516,801
Cactus, Inc., Class A	12,419	671,992
ChampionX Corp.	50,674	1,673,255
CNX Resources Corp. *	203,275	3,400,791
CONSOL Energy, Inc.	38,608	2,232,701
Core Laboratories N.V.	51,678	1,322,957
CVR Energy, Inc.	52,272	1,735,430
DHT Holdings, Inc.	220,677	1,891,202
Diamondback Energy, Inc.	22,975	3,357,107
Dorian LPG Ltd.	37,363	741,656
Dril-Quip, Inc. *	37,711	1,158,105
DTE Midstream LLC *	28,685	1,567,922
EQT Corp.	72,312	2,362,433
Golar LNG Ltd. *	32,342	758,096
Green Plains, Inc. *	66,143	2,299,792
Helix Energy Solutions Group, Inc. *	249,895	1,981,667
International Seaways, Inc.	32,902	1,277,914
Kosmos Energy Ltd. *	291,613	2,306,659
Liberty Energy, Inc., Class A	68,455	1,083,643
Matador Resources Co.	26,322	1,741,463
Nabors Industries Ltd. *	19,145	3,399,003
NexTier Oilfield Solutions, Inc. *	131,052	1,234,510
Nordic American Tankers Ltd.	338,420	1,028,797
SECURITY	NUMBER OF SHARES	VALUE ($)
Oceaneering International, Inc. *	153,630	3,280,000
Oil States International, Inc. *	161,004	1,378,194
Par Pacific Holdings, Inc. *	49,461	1,322,093
Patterson-UTI Energy, Inc.	191,039	3,209,455
PDC Energy, Inc.	32,391	2,193,842
Permian Resources Corp., Class A	106,050	1,152,763
ProPetro Holding Corp. *	151,044	1,502,888
Range Resources Corp.	45,436	1,136,809
RPC, Inc.	84,455	837,794
Scorpio Tankers, Inc.	47,051	2,252,331
SFL Corp., Ltd.	160,643	1,635,346
SM Energy Co.	64,825	2,130,798
Southwestern Energy Co. *	206,565	1,140,239
Talos Energy, Inc. *	32,138	636,654
Teekay Tankers Ltd., Class A *	51,281	1,573,814
Texas Pacific Land Corp.	698	1,393,103
Transocean Ltd. *	835,166	5,629,019
US Silica Holdings, Inc. *	50,554	618,781
Valaris Ltd. *	24,600	1,786,944
Weatherford International plc *	77,125	4,386,870
		85,542,990

Food & Staples Retailing 0.9%
BJ's Wholesale Club Holdings, Inc. *	38,484	2,788,935
Grocery Outlet Holding Corp. *	50,589	1,537,400
Ingles Markets, Inc., Class A	29,900	2,840,500
PriceSmart, Inc.	38,210	2,839,385
The Andersons, Inc.	66,160	2,433,365
The Chefs' Warehouse, Inc. *	21,168	809,253
Weis Markets, Inc.	36,512	3,152,446
		16,401,284

Food, Beverage & Tobacco 2.4%
Adecoagro SA	157,218	1,328,492
B&G Foods, Inc. (a)	131,413	1,842,410
Brown-Forman Corp., Class B	53,406	3,555,771
Calavo Growers, Inc.	38,133	1,222,163
Cal-Maine Foods, Inc.	33,277	1,904,110
Coca-Cola Consolidated, Inc.	2,151	1,090,084
Dole plc	63,754	735,084
Fresh Del Monte Produce, Inc.	127,472	3,645,699
Hostess Brands, Inc. *	60,146	1,391,177
J&J Snack Foods Corp.	10,834	1,552,512
John B. Sanfilippo & Son, Inc.	14,457	1,221,761
Lancaster Colony Corp.	13,593	2,608,633
Mission Produce, Inc. *	41,613	518,498
National Beverage Corp. *	14,586	644,701
Nomad Foods Ltd. *	144,572	2,571,936
Pilgrim's Pride Corp. *	79,075	1,919,941
The Boston Beer Co., Inc., Class A *	5,241	2,036,705
The Hain Celestial Group, Inc. *	114,928	2,358,323
TreeHouse Foods, Inc. *	76,158	3,688,332
Universal Corp.	59,937	3,258,775
Vector Group Ltd.	142,410	1,844,209
		40,939,316

Health Care Equipment & Services 3.8%
Acadia Healthcare Co., Inc. *	42,515	3,572,110
Addus HomeCare Corp. *	7,890	848,333
Amedisys, Inc. *	17,332	1,675,311
AMN Healthcare Services, Inc. *	22,365	2,143,462
Avanos Medical, Inc. *	27,006	827,464
Brookdale Senior Living, Inc. *	378,473	1,090,002
Chemed Corp.	7,571	3,824,415
Community Health Systems, Inc. *	512,848	2,677,067
CONMED Corp.	11,268	1,079,024

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Cross Country Healthcare, Inc. *	24,727	686,174
DexCom, Inc. *	11,327	1,213,008
Enovis Corp. *	27,047	1,702,609
Globus Medical, Inc., Class A *	21,012	1,586,406
Haemonetics Corp. *	25,244	2,135,642
HealthEquity, Inc. *	11,302	687,727
ICU Medical, Inc. *	9,305	1,798,005
Integer Holdings Corp. *	24,641	1,621,624
Integra LifeSciences Holdings Corp. *	24,955	1,429,921
Invacare Corp. *	753,460	497,133
LHC Group, Inc. *	13,446	2,132,536
LivaNova plc *	13,420	754,204
Masimo Corp. *	14,639	2,489,801
Merit Medical Systems, Inc. *	16,703	1,191,759
ModivCare, Inc. *	11,622	1,246,576
Multiplan Corp. *	528,010	696,973
Neogen Corp. *	41,972	898,620
NextGen Healthcare, Inc. *	36,155	687,668
NuVasive, Inc. *	32,664	1,489,478
OmniAb, Inc., Class A *(b)	2,660	0
OmniAb, Inc., Class B *(b)	2,660	0
Omnicell, Inc. *	12,432	689,603
OPKO Health, Inc. *	285,477	368,265
Option Care Health, Inc. *	42,444	1,225,358
Orthofix Medical, Inc. *	25,914	560,520
Owens & Minor, Inc. *	107,449	2,121,043
Pediatrix Medical Group, Inc. *	151,075	2,319,001
Premier, Inc., Class A	99,796	3,329,195
QuidelOrtho Corp. *	25,144	2,152,578
RadNet, Inc. *	26,058	548,521
Select Medical Holdings Corp.	114,939	3,341,277
Teladoc Health, Inc. *	17,757	522,056
The Ensign Group, Inc.	17,599	1,641,107
U.S. Physical Therapy, Inc.	6,720	666,288
Varex Imaging Corp. *	34,581	743,146
Veeva Systems, Inc., Class A *	9,698	1,653,994
Veradigm, Inc. *	107,976	1,933,850
		66,498,854

Household & Personal Products 1.0%
Central Garden & Pet Co., Class A *	44,182	1,750,933
Coty, Inc., Class A *	283,023	2,818,909
Edgewell Personal Care Co.	67,783	2,905,179
Energizer Holdings, Inc.	61,139	2,268,257
Herbalife Nutrition Ltd. *	120,718	2,121,015
Inter Parfums, Inc.	7,407	875,656
Medifast, Inc.	6,653	741,477
Reynolds Consumer Products, Inc.	25,385	755,711
USANA Health Sciences, Inc. *	22,134	1,293,511
WD-40 Co.	5,265	918,953
		16,449,601

Insurance 2.2%
Ambac Financial Group, Inc. *	72,284	1,204,251
American Equity Investment Life Holding Co.	94,801	4,517,268
AMERISAFE, Inc.	22,257	1,225,916
Argo Group International Holdings Ltd.	41,439	1,150,347
Axis Capital Holdings Ltd.	52,776	3,302,194
Brighthouse Financial, Inc. *	12,045	677,772
CNA Financial Corp.	34,302	1,494,195
Employers Holdings, Inc.	35,763	1,568,923
Enstar Group Ltd. *	9,545	2,312,753
Horace Mann Educators Corp.	30,828	1,097,785
James River Group Holdings Ltd.	45,010	1,019,927
MBIA, Inc. *	67,504	878,227
Mercury General Corp.	44,393	1,586,162
SECURITY	NUMBER OF SHARES	VALUE ($)
ProAssurance Corp.	101,097	1,960,271
RLI Corp.	12,323	1,632,181
Safety Insurance Group, Inc.	15,714	1,326,104
Selective Insurance Group, Inc.	33,219	3,155,805
SiriusPoint Ltd. *	95,170	722,340
Stewart Information Services Corp.	43,851	2,094,762
United Fire Group, Inc.	29,277	921,933
Universal Insurance Holdings, Inc.	88,250	1,124,305
White Mountains Insurance Group Ltd.	2,157	3,295,810
		38,269,231

Materials 6.8%
AdvanSix, Inc.	30,932	1,337,500
Alpha Metallurgical Resources, Inc.	9,879	1,589,827
American Vanguard Corp.	26,997	609,862
Ashland, Inc.	33,289	3,637,489
ATI, Inc. *	57,476	2,091,552
Avient Corp.	75,197	3,046,982
Balchem Corp.	9,984	1,304,210
Cabot Corp.	45,349	3,416,140
Carpenter Technology Corp.	75,889	3,664,680
Century Aluminum Co. *	61,259	688,551
Clearwater Paper Corp. *	40,584	1,566,948
Cleveland-Cliffs, Inc. *	118,440	2,528,694
Coeur Mining, Inc. *	270,726	1,053,124
Compass Minerals International, Inc.	49,339	2,302,158
Constellium SE *	127,358	1,850,512
Eagle Materials, Inc.	24,052	3,513,516
Ecovyst, Inc. *	67,025	703,092
Element Solutions, Inc.	134,771	2,760,110
Glatfelter Corp.	166,730	730,277
Greif, Inc., Class A	31,952	2,282,331
H.B. Fuller Co.	39,676	2,741,612
Hawkins, Inc.	17,201	670,839
Hecla Mining Co.	294,912	1,819,607
Ingevity Corp. *	25,033	2,063,721
Innospec, Inc.	20,143	2,276,562
Kaiser Aluminum Corp.	24,974	2,185,725
Koppers Holdings, Inc.	39,956	1,382,877
Livent Corp. *	25,300	655,776
Materion Corp.	18,941	1,709,425
Mativ Holdings, Inc.	124,862	3,441,197
Mercer International, Inc.	75,038	955,234
Minerals Technologies, Inc.	35,162	2,442,001
Myers Industries, Inc.	35,922	865,002
NewMarket Corp.	7,702	2,653,416
Olympic Steel, Inc.	33,535	1,483,588
Orion Engineered Carbons S.A.	83,312	1,751,218
Pactiv Evergreen, Inc.	116,726	1,343,516
Quaker Chemical Corp.	5,438	1,070,579
Rayonier Advanced Materials, Inc. *	267,177	1,851,537
Resolute Forest Products, Inc. *	110,730	2,403,948
Royal Gold, Inc.	17,660	2,243,350
Schnitzer Steel Industries, Inc., Class A	59,293	2,006,475
Sensient Technologies Corp.	32,895	2,489,823
Silgan Holdings, Inc.	74,357	4,007,099
Southern Copper Corp.	44,564	3,351,658
Stepan Co.	24,219	2,660,215
Summit Materials, Inc., Class A *	91,096	2,993,415
SunCoke Energy, Inc.	185,300	1,688,083
The Scotts Miracle-Gro Co.	46,018	3,322,039
TimkenSteel Corp. *	56,473	1,110,824
TriMas Corp.	37,023	1,139,938
Trinseo plc	97,988	2,719,167
Tronox Holdings plc, Class A	119,689	2,052,666
Valvoline, Inc.	70,335	2,578,481

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Westlake Corp.	28,214	3,463,269
Worthington Industries, Inc.	52,373	2,978,453
		117,249,890

Media & Entertainment 3.2%
AMC Entertainment Holdings, Inc., Class A *(a)	114,256	611,270
AMC Networks, Inc., Class A *	126,536	2,342,181
Audacy, Inc. *	910,179	292,349
Bumble, Inc., Class A *	32,579	838,909
Cable One, Inc.	2,347	1,853,848
Cars.com, Inc. *	60,201	1,029,437
Cinemark Holdings, Inc. *	209,032	2,495,842
Clear Channel Outdoor Holdings, Inc. *	1,942,250	3,709,697
Gannett Co., Inc. *	429,643	970,993
Gray Television, Inc.	143,348	1,857,790
IAC, Inc. *	27,383	1,547,140
iHeartMedia, Inc., Class A *	340,827	2,641,409
John Wiley & Sons, Inc., Class A	42,637	1,952,775
Liberty Media Corp. - Liberty Formula One, Class A *	3,621	230,585
Liberty Media Corp. - Liberty Formula One, Class C *	29,645	2,098,866
Lions Gate Entertainment Corp., Class A *	82,375	656,529
Lions Gate Entertainment Corp., Class B *	166,840	1,271,321
Live Nation Entertainment, Inc. *	10,267	826,391
Madison Square Garden Entertainment Corp. *	17,176	898,133
Madison Square Garden Sports Corp.	4,327	786,822
Match Group, Inc. *	39,068	2,114,360
Pinterest, Inc., Class A *	44,365	1,166,356
Roku, Inc. *	9,023	518,823
Scholastic Corp.	34,725	1,536,234
Shutterstock, Inc.	9,576	720,786
Sinclair Broadcast Group, Inc., Class A	61,895	1,276,894
Sirius XM Holdings, Inc. (a)	471,958	2,732,637
Spotify Technology S.A. *	28,349	3,195,499
The E.W. Scripps Co., Class A *	60,910	910,605
The Marcus Corp.	39,951	604,858
The New York Times Co., Class A	74,235	2,586,347
The Trade Desk, Inc., Class A *	11,233	569,513
TripAdvisor, Inc. *	91,958	2,142,621
WideOpenWest, Inc. *	50,976	585,714
World Wrestling Entertainment, Inc., Class A	11,616	982,946
Yelp, Inc. *	67,023	2,111,895
Ziff Davis, Inc. *	30,204	2,702,654
		55,371,029

Pharmaceuticals, Biotechnology & Life Sciences 2.7%
Alkermes plc *	34,704	993,923
Avantor, Inc. *	108,062	2,582,682
Azenta, Inc. *	16,875	943,313
BioMarin Pharmaceutical, Inc. *	18,768	2,164,889
Bio-Rad Laboratories, Inc., Class A *	5,630	2,631,800
Bio-Techne Corp.	20,089	1,600,290
Bruker Corp.	32,828	2,301,899
Catalent, Inc. *	42,097	2,254,294
Charles River Laboratories International, Inc. *	13,530	3,291,172
Corcept Therapeutics, Inc. *	22,916	523,860
Eagle Pharmaceuticals, Inc. *	14,803	502,414
Elanco Animal Health, Inc. *	180,353	2,476,247
Emergent BioSolutions, Inc. *	65,413	862,797
SECURITY	NUMBER OF SHARES	VALUE ($)
Exact Sciences Corp. *	12,817	865,404
Exelixis, Inc. *	98,426	1,734,266
Horizon Therapeutics plc *	29,648	3,252,979
Incyte Corp. *	28,882	2,459,013
Ionis Pharmaceuticals, Inc. *	14,533	579,431
Ligand Pharmaceuticals, Inc. *	7,570	527,629
Medpace Holdings, Inc. *	5,957	1,316,914
Myriad Genetics, Inc. *	51,047	1,006,647
OmniAb, Inc. *	37,771	156,372
Prestige Consumer Healthcare, Inc. *	28,879	1,899,083
Royalty Pharma plc, Class A	65,759	2,577,095
Seagen, Inc. *	6,888	960,738
Supernus Pharmaceuticals, Inc. *	23,334	956,927
Syneos Health, Inc. *	70,019	2,515,082
West Pharmaceutical Services, Inc.	12,899	3,425,974
		47,363,134

Real Estate 8.1%
Acadia Realty Trust	62,635	972,722
Agree Realty Corp.	11,448	854,364
Alexander & Baldwin, Inc.	89,523	1,792,250
American Assets Trust, Inc.	33,552	954,890
American Homes 4 Rent, Class A	71,995	2,468,708
Americold Realty Trust, Inc.	105,244	3,305,714
Apartment Income REIT Corp.	79,720	3,050,087
Apartment Investment & Management Co., Class A	83,305	625,621
Apple Hospitality REIT, Inc.	225,563	3,999,232
Ashford Hospitality Trust, Inc. *	92,809	639,454
Brandywine Realty Trust	276,159	1,811,603
Broadstone Net Lease, Inc.	34,924	632,474
CareTrust REIT, Inc.	39,159	811,374
Centerspace	9,206	622,510
Chatham Lodging Trust	57,441	816,237
Corporate Office Properties Trust	85,339	2,395,466
Cousins Properties, Inc.	78,350	2,148,357
CubeSmart	63,252	2,896,309
Cushman & Wakefield plc *	110,210	1,590,330
DiamondRock Hospitality Co.	204,425	1,968,613
Douglas Emmett, Inc.	136,270	2,282,522
Easterly Government Properties, Inc.	45,327	736,110
EastGroup Properties, Inc.	8,738	1,470,168
Elme Communities	70,306	1,349,875
Empire State Realty Trust, Inc., Class A	209,234	1,745,012
EPR Properties	56,610	2,404,793
Equity Commonwealth	42,193	1,076,765
Equity LifeStyle Properties, Inc.	49,874	3,579,956
Essential Properties Realty Trust, Inc.	24,548	625,483
First Industrial Realty Trust, Inc.	35,862	1,913,238
Four Corners Property Trust, Inc.	26,598	764,958
Getty Realty Corp.	19,636	715,339
Global Net Lease, Inc.	93,295	1,394,760
Healthcare Realty Trust, Inc.	207,887	4,475,807
Hersha Hospitality Trust, Class A	69,098	635,702
Highwoods Properties, Inc.	94,781	2,878,499
HomeBanc Corp. *(b)	6,875	0
Hudson Pacific Properties, Inc.	156,663	1,784,392
Industrial Logistics Properties Trust	117,212	516,905
iStar, Inc.	95,556	886,760
JBG SMITH Properties	91,051	1,833,767
Kennedy-Wilson Holdings, Inc.	95,974	1,716,015
Kilroy Realty Corp.	64,344	2,640,678
Kite Realty Group Trust	73,089	1,586,031
Life Storage, Inc.	22,317	2,411,129
LTC Properties, Inc.	21,306	812,824
LXP Industrial Trust	156,460	1,807,113
Marcus & Millichap, Inc.	18,388	666,381
National Health Investors, Inc.	23,595	1,388,094

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
National Retail Properties, Inc.	67,632	3,202,375
National Storage Affiliates Trust	15,843	646,394
Newmark Group, Inc., Class A	108,610	930,788
Office Properties Income Trust	100,113	1,717,939
Outfront Media, Inc.	161,324	3,210,348
Paramount Group, Inc.	321,874	2,076,087
Pebblebrook Hotel Trust	107,633	1,765,181
Physicians Realty Trust	111,513	1,768,596
Piedmont Office Realty Trust, Inc., Class A	203,407	2,156,114
PotlatchDeltic Corp.	45,168	2,210,974
Rayonier, Inc.	71,695	2,608,981
Retail Opportunity Investments Corp.	71,588	1,133,238
Rexford Industrial Realty, Inc.	17,532	1,112,756
RLJ Lodging Trust	276,864	3,480,180
RPT Realty	83,443	874,483
Ryman Hospitality Properties, Inc.	25,464	2,365,351
Sabra Health Care REIT, Inc.	186,944	2,523,744
SITE Centers Corp.	166,024	2,266,228
Spirit Realty Capital, Inc.	51,412	2,255,959
STAG Industrial, Inc.	52,342	1,863,375
STORE Capital Corp.	84,927	2,735,499
Summit Hotel Properties, Inc.	129,953	1,107,200
Sunstone Hotel Investors, Inc.	237,620	2,611,444
Tanger Factory Outlet Centers, Inc.	113,889	2,176,419
Terreno Realty Corp.	12,401	798,996
The Howard Hughes Corp. *	15,007	1,282,948
The Necessity Retail REIT, Inc.	94,866	647,935
Uniti Group, Inc.	337,761	2,225,845
Urban Edge Properties	93,452	1,471,869
Veris Residential, Inc. *	92,612	1,602,188
Xenia Hotels & Resorts, Inc.	144,009	2,145,734
Zillow Group, Inc., Class A *	7,842	336,892
Zillow Group, Inc., Class C *	22,665	1,002,020
		140,769,471

Retailing 4.6%
1-800-Flowers.com, Inc., Class A *	60,254	600,732
Abercrombie & Fitch Co., Class A *	115,554	3,346,444
Academy Sports & Outdoors, Inc.	74,518	4,353,342
America's Car-Mart, Inc. *	7,913	681,626
Arko Corp.	79,645	668,222
Barnes & Noble Education, Inc. *	305,732	706,241
Big 5 Sporting Goods Corp. (a)	51,829	517,772
Boot Barn Holdings, Inc. *	10,977	916,470
Caleres, Inc.	48,408	1,259,576
Camping World Holdings, Inc., Class A	20,198	513,231
Chico's FAS, Inc. *	293,581	1,547,172
Citi Trends, Inc. *	26,499	834,189
Conn's, Inc. *	67,369	633,942
Designer Brands, Inc., Class A	115,464	1,190,434
Dillard's, Inc., Class A	7,764	3,053,659
Etsy, Inc. *	18,352	2,524,868
Express, Inc. *(a)	319,124	370,184
Five Below, Inc. *	12,694	2,502,368
Floor & Decor Holdings, Inc., Class A *	20,321	1,844,537
GameStop Corp., Class A *(a)	120,786	2,641,590
Genesco, Inc. *	28,994	1,400,120
Groupon, Inc. *(a)	82,887	684,647
Guess?, Inc.	68,160	1,579,267
Haverty Furniture Cos., Inc.	39,740	1,387,721
Hibbett, Inc.	25,813	1,712,951
MarineMax, Inc. *	33,818	1,056,813
MercadoLibre, Inc. *	1,498	1,770,172
Monro, Inc.	32,637	1,661,223
National Vision Holdings, Inc. *	43,088	1,770,917
Ollie's Bargain Outlet Holdings, Inc. *	41,282	2,260,602
Overstock.com, Inc. *	40,067	970,022
SECURITY	NUMBER OF SHARES	VALUE ($)
PetMed Express, Inc.	30,084	646,204
Rent-A-Center, Inc.	78,162	2,101,776
RH *	5,069	1,581,477
Sally Beauty Holdings, Inc. *	225,390	3,511,576
Shoe Carnival, Inc.	29,075	794,038
Signet Jewelers Ltd.	54,369	4,176,083
Sleep Number Corp. *	47,022	1,616,616
Sonic Automotive, Inc., Class A	52,223	2,804,897
Sportsman's Warehouse Holdings, Inc. *	67,567	637,157
Stitch Fix, Inc., Class A *	151,267	788,101
The Aaron's Co., Inc.	101,156	1,481,935
The Buckle, Inc.	35,793	1,574,892
The Children's Place, Inc. *	22,181	1,006,352
TravelCenters of America, Inc. *	40,451	1,841,330
Urban Outfitters, Inc. *	141,982	3,888,887
Victoria's Secret & Co. *	61,656	2,598,800
Wayfair, Inc., Class A *	11,706	708,213
Zumiez, Inc. *	34,206	883,541
		79,602,929

Semiconductors & Semiconductor Equipment 2.4%
Ambarella, Inc. *	6,920	621,693
Amkor Technology, Inc.	120,560	3,527,586
Axcelis Technologies, Inc. *	9,667	1,062,887
Cirrus Logic, Inc. *	45,386	4,102,440
Diodes, Inc. *	27,915	2,489,739
Entegris, Inc.	40,787	3,291,919
First Solar, Inc. *	41,510	7,372,176
FormFactor, Inc. *	30,688	863,560
Ichor Holdings Ltd. *	22,942	775,440
Kulicke & Soffa Industries, Inc.	34,149	1,745,014
Lattice Semiconductor Corp. *	9,364	709,698
Monolithic Power Systems, Inc.	3,652	1,557,797
Onto Innovation, Inc. *	9,839	773,837
Photronics, Inc. *	62,786	1,137,682
Power Integrations, Inc.	16,022	1,379,334
Semtech Corp. *	27,691	914,634
Silicon Laboratories, Inc. *	9,474	1,486,565
SMART Global Holdings, Inc. *	33,652	578,478
SolarEdge Technologies, Inc. *	4,742	1,513,314
Synaptics, Inc. *	16,849	2,106,630
Ultra Clean Holdings, Inc. *	30,800	1,036,420
Universal Display Corp.	7,956	1,054,409
Wolfspeed, Inc. *	16,223	1,249,333
		41,350,585

Software & Services 5.3%
ACI Worldwide, Inc. *	70,343	1,964,680
Adeia, Inc.	78,856	863,473
Alarm.com Holdings, Inc. *	9,807	525,655
Aspen Technology, Inc. *	10,412	2,069,385
Avaya Holdings Corp. *	379,852	135,645
Bentley Systems, Inc., Class B	30,497	1,190,908
Black Knight, Inc. *	41,928	2,540,417
Blackbaud, Inc. *	15,711	977,381
Block, Inc. *	26,065	2,130,032
Cerence, Inc. *	41,576	1,019,444
Ceridian HCM Holding, Inc. *	10,091	729,377
CommVault Systems, Inc. *	19,346	1,203,902
Concentrix Corp.	21,578	3,059,976
Conduent, Inc. *	429,029	2,046,468
Consensus Cloud Solutions, Inc. *	15,574	915,284
CSG Systems International, Inc.	23,524	1,403,677
Dolby Laboratories, Inc., Class A	33,196	2,641,074
Dropbox, Inc., Class A *	90,575	2,104,057
Ebix, Inc.	39,476	752,413
Envestnet, Inc. *	15,252	991,380

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
EPAM Systems, Inc. *	8,338	2,773,636
Euronet Worldwide, Inc. *	30,890	3,480,685
EVERTEC, Inc.	27,298	1,008,388
ExlService Holdings, Inc. *	10,275	1,752,915
Fair Isaac Corp. *	5,399	3,595,464
Fortinet, Inc. *	68,867	3,604,499
Gartner, Inc. *	12,101	4,091,832
Globant S.A. *	4,365	707,916
GoDaddy, Inc., Class A *	36,530	3,000,209
Guidewire Software, Inc. *	11,104	813,257
InterDigital, Inc.	34,461	2,410,547
LiveRamp Holdings, Inc. *	78,802	2,108,742
Manhattan Associates, Inc. *	14,797	1,928,937
MicroStrategy, Inc., Class A *(a)	2,941	740,338
Pagseguro Digital Ltd., Class A *	92,223	930,530
Paycom Software, Inc. *	4,223	1,367,999
Paysafe Ltd. *	73,483	1,546,082
Pegasystems, Inc.	16,081	625,229
Perficient, Inc. *	10,095	748,443
Progress Software Corp.	26,325	1,396,278
PTC, Inc. *	11,510	1,552,469
Qualys, Inc. *	5,676	654,783
RingCentral, Inc., Class A *	40,222	1,569,865
Sabre Corp. *	519,280	3,536,297
ServiceNow, Inc. *	4,415	2,009,399
Splunk, Inc. *	16,981	1,626,270
StoneCo Ltd., Class A *	78,664	877,890
Teradata Corp. *	81,657	2,848,196
TTEC Holdings, Inc.	11,988	609,470
Twilio, Inc., Class A *	14,141	846,197
Tyler Technologies, Inc. *	5,419	1,749,091
Unisys Corp. *	131,015	708,791
Verint Systems, Inc. *	15,547	590,320
Verra Mobility Corp. *	36,630	565,201
WEX, Inc. *	13,479	2,493,211
Workday, Inc., Class A *	7,734	1,403,180
Xperi, Inc. *	31,224	323,168
Zoom Video Communications, Inc., Class A *	10,986	823,950
		92,684,302

Technology Hardware & Equipment 4.6%
ADTRAN Holdings, Inc.	50,713	956,954
Advanced Energy Industries, Inc.	16,890	1,566,379
Arista Networks, Inc. *	31,083	3,917,080
Badger Meter, Inc.	9,798	1,135,588
Belden, Inc.	37,498	3,040,713
Benchmark Electronics, Inc.	117,839	3,298,314
Cognex Corp.	50,556	2,767,435
Coherent Corp. *	61,521	2,670,011
CommScope Holding Co., Inc. *	364,611	3,062,732
Comtech Telecommunications Corp.	62,590	992,677
CTS Corp.	20,648	919,042
ePlus, Inc. *	33,849	1,685,003
Fabrinet *	20,290	2,671,381
IPG Photonics Corp. *	25,285	2,834,449
Itron, Inc. *	32,374	1,860,534
Kimball Electronics, Inc. *	54,741	1,396,990
Knowles Corp. *	77,525	1,490,806
Littelfuse, Inc.	10,990	2,821,023
Lumentum Holdings, Inc. *	23,011	1,384,802
Methode Electronics, Inc.	37,882	1,808,487
National Instruments Corp.	83,917	4,531,518
NETGEAR, Inc. *	59,543	1,189,074
NetScout Systems, Inc. *	70,066	2,249,119
Novanta, Inc. *	5,902	952,996
OSI Systems, Inc. *	16,911	1,601,641
PC Connection, Inc.	27,432	1,344,991
SECURITY	NUMBER OF SHARES	VALUE ($)
Plexus Corp. *	34,850	3,345,252
Pure Storage, Inc., Class A *	21,542	623,425
Rogers Corp. *	8,341	1,164,320
ScanSource, Inc. *	84,451	2,780,971
Stratasys Ltd. *	43,825	628,012
Super Micro Computer, Inc. *	47,898	3,464,462
TD SYNNEX Corp.	29,899	3,054,183
TTM Technologies, Inc. *	203,862	3,204,711
ViaSat, Inc. *	62,543	2,154,606
Viavi Solutions, Inc. *	94,255	1,065,082
Vontier Corp.	163,922	3,775,124
		79,409,887

Telecommunication Services 0.5%
ATN International, Inc.	17,268	844,060
Cogent Communications Holdings, Inc.	20,689	1,418,645
Consolidated Communications Holdings, Inc. *	274,562	1,194,345
EchoStar Corp., Class A *	75,690	1,416,160
Frontier Communications Parent, Inc. *	48,322	1,430,814
Iridium Communications, Inc. *	28,284	1,692,515
Shenandoah Telecommunications Co.	40,890	799,399
		8,795,938

Transportation 2.5%
Air Transport Services Group, Inc. *	50,700	1,435,317
Alaska Air Group, Inc. *	41,530	2,132,150
Allegiant Travel Co. *	5,376	462,497
ArcBest Corp.	36,265	3,026,314
Atlas Air Worldwide Holdings, Inc. *	35,889	3,668,215
Atlas Corp.	60,780	900,152
Costamare, Inc.	52,979	537,737
Covenant Logistics Group, Inc.	24,182	801,875
Danaos Corp. (a)	7,785	460,716
Daseke, Inc. *	297,007	2,073,109
Forward Air Corp.	19,812	2,136,724
Golden Ocean Group Ltd. (a)	58,477	560,210
Hawaiian Holdings, Inc. *	38,194	470,550
Heartland Express, Inc.	63,912	1,075,000
Hub Group, Inc., Class A *	46,390	3,955,675
JetBlue Airways Corp. *	202,559	1,620,472
Kirby Corp. *	46,875	3,317,812
Lyft, Inc., Class A *	66,610	1,082,413
Marten Transport Ltd.	64,072	1,415,350
Matson, Inc.	6,956	459,931
Saia, Inc. *	10,706	2,920,383
Schneider National, Inc., Class B	86,123	2,282,259
SkyWest, Inc. *	46,752	970,572
Spirit Airlines, Inc.	33,065	656,010
U-Haul Holding Co.	6,015	403,185
U-Haul Holding Co. - Non Voting	53,630	3,313,798
Yellow Corp. *	194,317	643,189
		42,781,615

Utilities 3.3%
ALLETE, Inc.	51,605	3,192,285
American States Water Co.	13,316	1,253,968
Atlantica Sustainable Infrastructure plc	56,338	1,544,788
Avangrid, Inc.	49,144	2,072,402
Avista Corp.	74,764	2,983,084
California Water Service Group	23,328	1,426,974
Chesapeake Utilities Corp.	7,796	982,920
Clearway Energy, Inc., Class A	16,517	529,370
Clearway Energy, Inc., Class C	39,500	1,334,705
Essential Utilities, Inc.	71,051	3,320,213
Hawaiian Electric Industries, Inc.	93,457	3,950,427

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
IDACORP, Inc.	32,370	3,425,070
MGE Energy, Inc.	18,173	1,328,628
National Fuel Gas Co.	54,248	3,149,639
New Jersey Resources Corp.	66,857	3,337,501
Northwest Natural Holding Co.	28,406	1,424,277
NorthWestern Corp.	54,107	3,073,278
ONE Gas, Inc.	40,582	3,342,334
Ormat Technologies, Inc.	20,202	1,869,695
Otter Tail Corp.	25,629	1,644,100
PNM Resources, Inc.	69,068	3,417,485
SJW Group	13,511	1,045,886
South Jersey Industries, Inc.	70,109	2,530,234
Spire, Inc.	46,261	3,340,969
Unitil Corp.	14,775	770,812
		56,291,044
Total Common Stocks (Cost $1,271,611,518)		1,728,008,797

SHORT-TERM INVESTMENTS 0.8% OF NET ASSETS

Money Market Funds 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.18% (c)	1,914,884	1,914,884
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.18% (c)(d)	11,475,046	11,475,046
		13,389,930
Total Short-Term Investments (Cost $13,389,930)		13,389,930
Total Investments in Securities (Cost $1,285,001,448)		1,741,398,727

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 03/17/23	88	8,533,360	107,352

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $11,215,413.
(b)	Fair-valued using significant unobservable inputs (see Notes for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$1,520,740,472	$—	$—	$1,520,740,472
Health Care Equipment & Services	66,498,854	—	0*	66,498,854
Real Estate	140,769,471	—	0*	140,769,471
Short-Term Investments[1]	13,389,930	—	—	13,389,930
Futures Contracts[2]	107,352	—	—	107,352
Total	$1,741,506,079	$—	$0*	$1,741,506,079

*	Level 3 amount shown includes securities determined to have no value at January 31, 2023.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Fundamental International Large Company Index Fund

Portfolio Holdings as of January 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 97.4% OF NET ASSETS

Australia 5.3%
AGL Energy Ltd.	311,321	1,688,379
Amcor plc	114,563	1,368,472
AMP Ltd. *	875,821	830,809
Ampol Ltd.	55,466	1,202,828
ANZ Group Holdings Ltd.	335,071	5,963,054
APA Group	82,788	619,578
Aristocrat Leisure Ltd.	22,189	535,714
Aurizon Holdings Ltd.	309,254	808,315
BHP Group Ltd.	480,422	16,825,402
BlueScope Steel Ltd.	104,118	1,419,803
Brambles Ltd.	154,552	1,314,241
Coles Group Ltd.	139,995	1,760,805
Commonwealth Bank of Australia	114,120	8,908,442
Computershare Ltd.	25,442	428,490
CSL Ltd.	10,826	2,285,914
Downer EDI Ltd.	160,922	430,636
Fortescue Metals Group Ltd.	138,303	2,184,572
Goodman Group	38,256	545,667
Incitec Pivot Ltd.	190,808	466,566
Insurance Australia Group Ltd.	291,227	1,011,365
James Hardie Industries plc	17,071	383,048
JB Hi-Fi Ltd.	14,046	482,936
Lendlease Corp., Ltd.	155,121	947,216
Macquarie Group Ltd.	17,449	2,327,852
Medibank Pvt Ltd.	335,897	699,769
Metcash Ltd.	207,346	614,453
Mirvac Group	347,885	562,046
National Australia Bank Ltd.	258,014	5,821,861
Newcrest Mining Ltd.	73,157	1,162,399
Orica Ltd.	48,246	506,272
Origin Energy Ltd.	239,768	1,273,065
Orora Ltd.	153,374	324,529
Qantas Airways Ltd. *	108,465	489,592
QBE Insurance Group Ltd.	102,763	1,002,650
Ramsay Health Care Ltd.	11,240	531,132
Rio Tinto Ltd.	51,430	4,615,187
Santos Ltd.	123,452	630,207
Scentre Group	442,309	959,725
Sims Ltd.	37,394	406,022
Sonic Healthcare Ltd.	33,239	744,472
South32 Ltd.	482,229	1,547,439
Stockland	269,017	751,705
Suncorp Group Ltd.	184,040	1,635,995
Tabcorp Holdings Ltd.	241,284	179,466
Telstra Group Ltd.	669,356	1,934,561
The Lottery Corp., Ltd. *	105,371	351,428
Transurban Group	104,516	1,024,689
Treasury Wine Estates Ltd.	50,912	524,433
Vicinity Ltd.	291,679	426,738
Viva Energy Group Ltd.	219,096	452,965
Wesfarmers Ltd.	109,404	3,857,224
Westpac Banking Corp.	404,777	6,810,725
SECURITY	NUMBER OF SHARES	VALUE ($)
Woodside Energy Group Ltd.	112,062	2,901,719
Woolworths Group Ltd.	121,082	3,094,546
Worley Ltd.	43,068	472,786
		101,049,904

Austria 0.3%
BAWAG Group AG *	9,643	597,334
Erste Group Bank AG	43,916	1,666,354
OMV AG	27,977	1,401,375
Raiffeisen Bank International AG *	33,602	604,573
Voestalpine AG	38,856	1,291,052
Wienerberger AG	17,751	533,790
		6,094,478

Belgium 0.8%
Ageas S.A./N.V.	29,018	1,416,716
Anheuser-Busch InBev S.A./N.V.	98,687	5,956,918
Etablissements Franz Colruyt N.V.	16,496	436,216
Groupe Bruxelles Lambert N.V.	15,707	1,343,659
KBC Group N.V.	26,712	1,978,485
Proximus SADP	43,561	446,374
Solvay S.A.	12,918	1,505,354
UCB S.A.	9,712	797,400
Umicore S.A.	28,253	1,068,090
		14,949,212

Canada 6.8%
Agnico Eagle Mines Ltd.	24,612	1,389,911
Algonquin Power & Utilities Corp.	39,810	290,224
Alimentation Couche-Tard, Inc.	86,295	3,940,689
AltaGas Ltd.	22,815	426,618
Atco Ltd., Class I	14,147	450,178
Bank of Montreal	39,027	3,927,485
Barrick Gold Corp.	148,116	2,896,530
Bausch Health Cos., Inc. *	82,928	636,350
BCE, Inc.	33,450	1,581,305
Brookfield Asset Management Ltd. *	24,575	802,320
Brookfield Corp.	98,740	3,673,391
Canadian Imperial Bank of Commerce	66,756	3,047,431
Canadian National Railway Co.	29,221	3,478,277
Canadian Natural Resources Ltd.	69,454	4,263,130
Canadian Pacific Railway Ltd.	27,586	2,177,357
Canadian Tire Corp., Ltd., Class A	8,563	1,018,125
Canadian Utilities Ltd., Class A	13,336	370,648
CCL Industries, Inc., Class B	9,636	450,677
Cenovus Energy, Inc.	52,310	1,044,981
CGI, Inc. *	18,597	1,593,929
CI Financial Corp.	47,408	565,454
Constellation Software, Inc.	284	501,761
Crescent Point Energy Corp.	51,825	387,164
Dollarama, Inc.	9,658	577,571
Emera, Inc.	23,023	916,733
Enbridge, Inc.	156,337	6,401,293

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Fairfax Financial Holdings Ltd.	2,301	1,523,341
Finning International, Inc.	23,200	654,562
First Quantum Minerals Ltd.	26,105	605,660
Fortis, Inc.	38,991	1,602,073
Franco-Nevada Corp.	2,676	392,526
George Weston Ltd.	11,716	1,507,217
Gildan Activewear, Inc.	19,961	625,886
Great-West Lifeco, Inc.	24,489	649,518
Hydro One Ltd.	23,743	649,183
iA Financial Corp., Inc.	8,495	524,365
Imperial Oil Ltd.	20,844	1,139,210
Intact Financial Corp.	4,976	721,895
Keyera Corp.	22,071	503,442
Kinross Gold Corp.	209,855	976,290
Linamar Corp.	11,062	564,926
Loblaw Cos., Ltd.	18,696	1,674,919
Lundin Mining Corp.	69,015	522,326
Magna International, Inc.	71,799	4,661,229
Manulife Financial Corp.	186,345	3,687,546
Methanex Corp.	9,371	443,565
Metro, Inc.	24,374	1,322,979
National Bank of Canada	19,410	1,458,066
Nutrien Ltd.	42,788	3,541,896
Onex Corp.	36,998	1,912,256
Open Text Corp.	16,686	559,690
Parkland Corp.	24,666	579,504
Pembina Pipeline Corp.	35,376	1,255,196
Power Corp. of Canada	53,591	1,453,609
Quebecor, Inc., Class B	21,822	517,607
Restaurant Brands International, Inc.	14,042	939,581
RioCan Real Estate Investment Trust	25,498	442,294
Royal Bank of Canada	86,217	8,822,898
Saputo, Inc.	31,412	865,952
Shaw Communications, Inc., Class B	35,887	1,068,074
SNC-Lavalin Group, Inc.	28,959	621,382
Sun Life Financial, Inc.	44,007	2,211,347
Suncor Energy, Inc.	179,830	6,241,441
TC Energy Corp.	71,644	3,086,957
Teck Resources Ltd., Class B	45,996	1,989,801
TELUS Corp.	39,108	842,679
TFI International, Inc.	4,594	511,657
The Bank of Nova Scotia	107,115	5,798,725
The Toronto-Dominion Bank	111,479	7,713,169
Thomson Reuters Corp.	8,568	1,019,235
Tourmaline Oil Corp.	7,671	357,505
Waste Connections, Inc.	7,447	988,195
West Fraser Timber Co., Ltd.	7,857	683,158
Wheaton Precious Metals Corp.	10,781	492,966
WSP Global, Inc.	5,979	762,479
		128,499,509

Denmark 1.0%
AP Moller - Maersk A/S, Class A	384	818,285
AP Moller - Maersk A/S, Class B	575	1,250,793
Carlsberg A/S, Class B	7,805	1,108,010
Coloplast A/S, Class B	4,763	575,058
Danske Bank A/S	106,803	2,225,087
DSV A/S	7,729	1,278,609
ISS A/S *	32,101	701,847
Novo Nordisk A/S, Class B	42,183	5,837,695
Novozymes A/S, B Shares	10,049	522,915
Orsted A/S	10,152	904,056
Pandora A/S	9,713	808,810
Vestas Wind Systems A/S	67,566	1,977,089
		18,008,254

SECURITY	NUMBER OF SHARES	VALUE ($)
Finland 1.0%
Elisa Oyj	9,914	564,832
Fortum Oyj	71,853	1,080,112
Huhtamaki Oyj	10,617	397,106
Kesko Oyj, B Shares	31,308	729,272
Kone Oyj, B Shares	28,185	1,537,099
Neste Oyj	32,347	1,546,260
Nokia Oyj	513,538	2,434,949
Nokian Renkaat Oyj	38,337	459,222
Nordea Bank Abp	358,299	4,197,374
Outokumpu Oyj	96,631	553,363
Sampo Oyj, A Shares	35,288	1,852,601
Stora Enso Oyj, R Shares	74,989	1,071,996
UPM-Kymmene Oyj	69,091	2,504,287
Wartsila Oyj Abp	72,230	686,980
		19,615,453

France 8.6%
Air France-KLM *(a)	252,877	427,489
Air Liquide S.A.	32,921	5,241,885
Airbus SE	19,548	2,450,651
ALD S.A.	38,579	485,005
Alstom S.A.	29,372	873,381
Arkema S.A.	11,270	1,140,386
Atos SE *	71,562	944,011
AXA S.A.	216,147	6,743,575
BNP Paribas S.A.	167,700	11,517,952
Bollore SE	112,511	629,541
Bouygues S.A.	62,184	2,048,586
Bureau Veritas S.A.	15,660	447,742
Capgemini SE	9,034	1,714,523
Carrefour S.A.	192,406	3,659,748
Casino Guichard Perrachon S.A. *(a)	48,174	592,009
Cie de Saint-Gobain	90,530	5,199,243
Cie Generale des Etablissements Michelin S.C.A.	127,196	4,021,913
Credit Agricole S.A.	175,375	2,111,731
Danone S.A.	70,483	3,865,235
Dassault Systemes SE	10,988	408,654
Edenred	7,668	417,672
Eiffage S.A.	13,552	1,447,497
Elis S.A.	38,548	677,031
Engie S.A.	316,901	4,499,951
EssilorLuxottica S.A.	11,219	2,058,455
Euroapi S.A. *	3,505	56,261
Eutelsat Communications S.A.	48,615	371,778
Faurecia SE *	64,953	1,290,843
Hermes International	495	926,397
Kering S.A.	3,511	2,190,712
Klepierre S.A. *	19,898	505,018
Legrand S.A.	15,232	1,358,147
L'Oreal S.A.	9,142	3,774,838
LVMH Moet Hennessy Louis Vuitton SE	7,566	6,604,933
Orange S.A.	565,721	5,986,884
Pernod-Ricard S.A.	9,243	1,913,578
Publicis Groupe S.A.	23,638	1,667,416
Renault S.A. *	108,053	4,393,375
Rexel S.A. *	67,222	1,487,112
Rubis S.C.A.	23,782	665,546
Safran S.A.	22,592	3,248,628
Sanofi	104,604	10,243,286
Schneider Electric SE	35,127	5,698,145
SCOR SE	36,360	897,446
SEB S.A.	4,259	445,389
SES S.A.	89,616	695,432
Societe Generale S.A.	194,254	5,782,275
Sodexo S.A.	11,238	1,114,055

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
STMicroelectronics N.V.	30,027	1,413,921
Teleperformance	2,475	688,017
Thales S.A.	6,601	873,044
TotalEnergies SE	405,130	25,045,443
Valeo S.A.	85,662	1,872,122
Veolia Environnement S.A.	77,572	2,302,527
Vinci S.A.	50,397	5,694,334
Vivendi SE	46,304	497,294
Wendel SE	6,180	654,388
		163,982,450

Germany 7.7%
adidas AG	18,809	3,028,554
Allianz SE	50,377	12,045,837
Aurubis AG	12,583	1,330,738
BASF SE	212,522	12,185,038
Bayer AG	105,870	6,589,871
Bayerische Motoren Werke AG	81,412	8,293,004
Beiersdorf AG	5,432	660,410
Brenntag SE	19,385	1,447,052
Commerzbank AG *	186,140	2,127,847
Continental AG	36,776	2,582,234
Covestro AG	60,017	2,763,453
Daimler Truck Holding AG *	46,478	1,561,829
Deutsche Bank AG	190,384	2,540,812
Deutsche Boerse AG	5,973	1,068,822
Deutsche Lufthansa AG *	159,119	1,685,820
Deutsche Post AG	133,565	5,750,867
Deutsche Telekom AG	576,368	12,840,787
E.ON SE	267,523	2,916,779
Evonik Industries AG	38,801	862,490
Freenet AG	22,206	539,811
Fresenius Medical Care AG & Co. KGaA	46,835	1,758,873
Fresenius SE & Co. KGaA	116,361	3,372,241
GEA Group AG	15,468	697,915
Hannover Rueck SE	5,223	1,060,627
HeidelbergCement AG	38,902	2,669,354
Henkel AG & Co. KGaA	14,366	959,911
Infineon Technologies AG	57,721	2,078,560
K+S AG	19,768	473,176
KION Group AG	14,826	596,990
Knorr-Bremse AG	7,352	483,232
LANXESS AG	20,590	1,027,645
Mercedes-Benz Group AG	150,369	11,189,262
Merck KGaA	5,470	1,141,743
METRO AG *	65,467	645,074
MTU Aero Engines AG	3,073	767,981
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	13,399	4,839,817
ProSiebenSat.1 Media SE	48,661	500,487
Rheinmetall AG	4,191	979,259
RWE AG	46,561	2,072,843
Salzgitter AG	13,245	540,546
SAP SE	65,073	7,713,751
Siemens AG	66,742	10,425,452
Siemens Energy AG *	79,339	1,658,884
Siemens Healthineers AG	12,771	684,892
Symrise AG	4,898	520,705
Telefonica Deutschland Holding AG	158,886	467,978
ThyssenKrupp AG *	147,053	1,155,227
United Internet AG	22,698	526,965
Volkswagen AG	9,778	1,711,542
Vonovia SE	45,223	1,277,455
Zalando SE *	11,984	558,874
		147,379,316

SECURITY	NUMBER OF SHARES	VALUE ($)
Hong Kong 1.8%
AAC Technologies Holdings, Inc. *	179,500	478,330
AIA Group Ltd.	526,800	5,956,867
BOC Hong Kong Holdings Ltd.	342,000	1,195,251
CK Asset Holdings Ltd.	234,000	1,496,081
CK Hutchison Holdings Ltd.	681,088	4,334,411
CLP Holdings Ltd.	193,500	1,437,691
Galaxy Entertainment Group Ltd.	124,000	863,201
Hang Seng Bank Ltd.	56,900	947,568
Henderson Land Development Co., Ltd.	133,300	492,409
Hong Kong & China Gas Co., Ltd.	699,676	702,489
Hong Kong Exchanges & Clearing Ltd.	16,706	751,395
Hongkong Land Holdings Ltd.	113,811	556,396
Jardine Matheson Holdings Ltd.	25,846	1,373,859
Lenovo Group Ltd.	1,234,000	989,753
Link REIT	87,300	698,781
MTR Corp., Ltd.	113,143	605,486
New World Development Co., Ltd.	342,422	1,023,466
Noble Group Ltd. *(b)	18,617,693	0
PCCW Ltd.	880,000	432,400
Sands China Ltd. *	266,000	997,523
Sun Hung Kai Properties Ltd.	181,564	2,574,872
Swire Pacific Ltd., A Shares	184,800	1,693,487
Techtronic Industries Co., Ltd.	49,206	634,353
The Wharf Holdings Ltd.	176,000	458,503
Want Want China Holdings Ltd.	461,374	300,493
WH Group Ltd.	2,764,999	1,702,864
Wharf Real Estate Investment Co., Ltd.	132,000	755,655
Yue Yuen Industrial Holdings Ltd.	374,500	614,358
		34,067,942

Ireland 0.1%
Bank of Ireland Group plc	76,888	821,459
Kerry Group plc, Class A	8,623	807,976
Kingspan Group plc	7,284	468,478
		2,097,913

Israel 0.2%
Bank Hapoalim B.M.	69,392	624,566
Bank Leumi Le-Israel B.M.	92,046	813,446
ICL Group Ltd.	47,561	377,617
Israel Discount Bank Ltd., A Shares	70,148	358,787
Teva Pharmaceutical Industries Ltd. *	109,090	1,146,649
		3,321,065

Italy 2.8%
A2A S.p.A.	311,308	468,669
Assicurazioni Generali S.p.A.	176,452	3,444,574
Banco BPM S.p.A.	178,039	801,316
CNH Industrial N.V.	91,487	1,618,529
Enel S.p.A.	1,495,453	8,805,407
Eni S.p.A.	570,707	8,782,169
Ferrari N.V.	2,860	714,669
Hera S.p.A.	137,203	394,131
Intesa Sanpaolo S.p.A.	2,622,400	6,894,997
Leonardo S.p.A.	92,774	955,399
Mediobanca Banca di Credito Finanziario S.p.A.	58,688	630,893
Pirelli & C S.p.A.	87,366	437,414
Poste Italiane S.p.A.	51,118	546,146
Prysmian S.p.A.	23,974	979,042
Snam S.p.A.	169,851	865,141
Stellantis N.V.	410,369	6,451,407
Telecom Italia S.p.A. *	8,922,507	2,568,860
Tenaris S.A.	37,999	673,371

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Terna - Rete Elettrica Nazionale	86,117	681,346
UniCredit S.p.A.	340,695	6,654,161
Unipol Gruppo S.p.A.	104,892	549,357
		53,916,998

Japan 25.6%
Advantest Corp.	7,500	537,607
Aeon Co., Ltd.	121,100	2,482,753
AGC, Inc.	42,700	1,573,316
Air Water, Inc.	43,000	526,108
Aisin Corp.	68,500	1,998,522
Ajinomoto Co., Inc.	39,600	1,305,556
Alfresa Holdings Corp.	89,600	1,121,523
Alps Alpine Co., Ltd.	83,500	855,540
Amada Co., Ltd.	68,200	612,625
ANA Holdings, Inc. *	25,900	573,238
Asahi Group Holdings Ltd.	54,000	1,783,201
Asahi Kasei Corp.	311,800	2,362,705
Astellas Pharma, Inc.	166,200	2,446,486
Bandai Namco Holdings, Inc.	15,500	1,036,543
Bic Camera, Inc.	47,300	446,707
Bridgestone Corp.	108,076	4,034,822
Brother Industries Ltd.	52,100	809,232
Canon, Inc.	177,100	3,930,264
Casio Computer Co., Ltd.	38,400	396,949
Central Japan Railway Co.	26,500	3,232,331
Chubu Electric Power Co., Inc.	279,485	3,010,353
Chugai Pharmaceutical Co., Ltd.	23,800	617,017
Coca-Cola Bottlers Japan Holdings, Inc.	55,700	586,458
COMSYS Holdings Corp.	25,900	493,975
Concordia Financial Group Ltd.	126,400	555,447
Cosmo Energy Holdings Co., Ltd.	31,800	891,798
Dai Nippon Printing Co., Ltd.	60,800	1,435,466
Daicel Corp.	81,500	601,330
Daido Steel Co., Ltd.	13,400	506,657
Daifuku Co., Ltd.	6,990	384,895
Dai-ichi Life Holdings, Inc.	142,700	3,348,136
Daiichi Sankyo Co., Ltd.	68,460	2,150,119
Daikin Industries Ltd.	17,900	3,109,133
Daito Trust Construction Co., Ltd.	13,500	1,334,050
Daiwa House Industry Co., Ltd.	162,781	3,909,188
Daiwa Securities Group, Inc.	168,000	792,808
Daiwabo Holdings Co., Ltd.	31,970	483,895
Denka Co., Ltd.	21,500	446,010
Denso Corp.	66,200	3,575,177
Dentsu Group, Inc.	19,601	631,326
DIC Corp.	34,200	635,847
Dowa Holdings Co., Ltd.	10,370	362,049
East Japan Railway Co.	67,318	3,753,531
Ebara Corp.	13,100	556,221
EDION Corp.	49,700	490,881
Eisai Co., Ltd.	23,800	1,472,505
Electric Power Development Co., Ltd.	60,700	979,609
ENEOS Holdings, Inc.	1,485,550	5,318,561
Exeo Group, Inc.	26,701	485,519
FANUC Corp.	11,800	2,084,937
Fast Retailing Co., Ltd.	2,200	1,336,191
Fuji Electric Co., Ltd.	16,500	667,887
FUJIFILM Holdings Corp.	43,600	2,307,362
Fujikura Ltd.	66,100	502,450
Fujitsu Ltd.	27,500	3,915,431
Furukawa Electric Co., Ltd.	31,500	611,364
GS Yuasa Corp.	23,219	406,310
H2O Retailing Corp.	58,900	574,816
Hakuhodo DY Holdings, Inc.	58,300	630,068
Hankyu Hanshin Holdings, Inc.	29,000	861,950
Hanwa Co., Ltd.	25,200	802,396
Haseko Corp.	75,300	871,158
SECURITY	NUMBER OF SHARES	VALUE ($)
Hino Motors Ltd. *	135,865	581,168
Hitachi Construction Machinery Co., Ltd.	20,650	486,995
Hitachi Ltd.	145,200	7,614,643
Hokkaido Electric Power Co., Inc. *	126,600	468,351
Hokuriku Electric Power Co. *	98,802	408,687
Honda Motor Co., Ltd.	560,000	13,852,446
Hoya Corp.	12,550	1,380,148
Idemitsu Kosan Co., Ltd.	85,869	2,146,791
IHI Corp.	26,700	811,271
Iida Group Holdings Co., Ltd.	46,100	768,508
Inpex Corp.	145,700	1,601,045
Isetan Mitsukoshi Holdings Ltd.	99,500	1,082,632
Isuzu Motors Ltd.	118,900	1,503,531
ITOCHU Corp.	182,400	5,895,500
Itoham Yonekyu Holdings, Inc.	72,661	398,940
Iwatani Corp.	12,451	536,653
J. Front Retailing Co., Ltd.	52,200	486,164
Japan Airlines Co., Ltd. *	29,100	617,140
Japan Exchange Group, Inc.	27,600	422,406
Japan Post Holdings Co., Ltd.	498,400	4,375,682
Japan Post Insurance Co., Ltd.	44,100	786,742
Japan Tobacco, Inc.	178,200	3,633,838
JFE Holdings, Inc.	204,800	2,700,421
JGC Holdings Corp.	42,200	551,219
JSR Corp.	19,200	432,003
JTEKT Corp.	111,200	824,358
Kajima Corp.	133,600	1,640,779
Kaneka Corp.	23,300	611,727
Kanematsu Corp.	33,567	410,465
Kao Corp.	56,347	2,277,649
Kawasaki Heavy Industries Ltd.	43,000	983,952
KDDI Corp.	244,400	7,635,895
Keio Corp.	11,600	425,772
Kewpie Corp.	28,000	487,493
Keyence Corp.	3,292	1,515,534
Kikkoman Corp.	10,600	560,656
Kinden Corp.	38,700	443,562
Kintetsu Group Holdings Co., Ltd.	19,300	628,504
Kirin Holdings Co., Ltd.	122,000	1,879,986
Kobe Steel Ltd.	212,100	1,142,695
Koito Manufacturing Co., Ltd.	48,000	809,672
Komatsu Ltd.	148,300	3,644,392
Konica Minolta, Inc.	244,600	1,025,068
K's Holdings Corp.	66,800	590,573
Kubota Corp.	126,300	1,898,073
Kuraray Co., Ltd.	111,000	918,752
Kurita Water Industries Ltd.	9,653	436,492
Kyocera Corp.	40,200	2,086,034
Kyushu Electric Power Co., Inc. *	238,600	1,373,534
Kyushu Railway Co.	27,300	611,975
Lion Corp.	36,521	404,278
Lixil Corp.	53,700	927,065
Makita Corp.	33,690	897,395
Marubeni Corp.	273,600	3,356,682
MatsukiyoCocokara & Co.	16,200	808,126
Mazda Motor Corp.	285,800	2,274,964
Medipal Holdings Corp.	70,872	946,211
MEIJI Holdings Co., Ltd.	28,600	1,474,979
MINEBEA MITSUMI, Inc.	54,300	946,595
MISUMI Group, Inc.	19,800	498,316
Mitsubishi Chemical Group Corp.	425,000	2,384,864
Mitsubishi Corp.	204,100	6,834,483
Mitsubishi Electric Corp.	479,800	5,287,756
Mitsubishi Estate Co., Ltd.	119,000	1,529,521
Mitsubishi Gas Chemical Co., Inc.	46,587	680,753
Mitsubishi Heavy Industries Ltd.	70,700	2,772,144
Mitsubishi Materials Corp.	62,600	1,075,266
Mitsubishi Motors Corp. *	173,900	670,020
Mitsubishi Shokuhin Co., Ltd.	16,814	405,290

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Mitsubishi UFJ Financial Group, Inc.	1,462,734	10,714,352
Mitsui & Co., Ltd.	215,900	6,369,640
Mitsui Chemicals, Inc.	48,400	1,139,264
Mitsui Fudosan Co., Ltd.	104,800	1,964,334
Mitsui Mining & Smelting Co., Ltd.	19,000	506,181
Mitsui O.S.K. Lines Ltd.	32,400	804,126
Mizuho Financial Group, Inc.	369,021	5,764,274
Morinaga Milk Industry Co., Ltd.	11,734	434,072
MS&AD Insurance Group Holdings, Inc.	68,490	2,196,729
Murata Manufacturing Co., Ltd.	45,900	2,622,748
Nagase & Co., Ltd.	43,700	705,202
Nagoya Railroad Co., Ltd.	33,600	555,571
NEC Corp.	55,300	1,997,857
NGK Insulators Ltd.	45,900	635,315
NGK Spark Plug Co., Ltd.	35,000	683,939
NH Foods Ltd.	38,300	1,149,847
NHK Spring Co., Ltd.	61,800	436,837
Nichirei Corp.	24,400	510,580
Nidec Corp.	22,300	1,235,840
Nikon Corp.	59,900	591,417
Nintendo Co., Ltd.	56,600	2,454,050
Nippon Electric Glass Co., Ltd.	18,900	350,980
Nippon Light Metal Holdings Co., Ltd.	34,420	394,518
Nippon Paper Industries Co., Ltd. *	76,400	568,802
Nippon Steel Corp.	231,500	4,818,608
Nippon Steel Trading Corp.	11,900	848,446
Nippon Telegraph & Telephone Corp.	231,437	6,939,758
Nippon Yusen K.K.	46,900	1,115,697
Nissan Chemical Corp.	7,864	371,257
Nissan Motor Co., Ltd.	963,900	3,463,234
Nisshin Seifun Group, Inc.	55,230	691,783
Nissin Foods Holdings Co., Ltd.	5,800	453,430
Nissui Corp.	96,957	402,878
Nitori Holdings Co., Ltd.	6,800	900,019
Nitto Denko Corp.	22,500	1,454,342
NOK Corp.	58,300	553,693
Nomura Holdings, Inc.	410,500	1,638,236
Nomura Real Estate Holdings, Inc.	19,700	434,197
NSK Ltd.	159,300	895,961
NTT Data Corp.	66,400	1,029,955
Obayashi Corp.	225,902	1,752,259
Odakyu Electric Railway Co., Ltd.	32,700	429,919
Oji Holdings Corp.	297,000	1,227,426
Olympus Corp.	40,300	757,624
Omron Corp.	20,183	1,167,800
Ono Pharmaceutical Co., Ltd.	24,300	527,278
Oriental Land Co., Ltd.	3,400	566,507
ORIX Corp.	140,700	2,473,925
Osaka Gas Co., Ltd.	91,300	1,473,298
Otsuka Corp.	14,600	480,333
Otsuka Holdings Co., Ltd.	52,700	1,690,638
PALTAC Corp.	13,000	470,692
Pan Pacific International Holdings Corp.	29,500	545,547
Panasonic Holdings Corp.	610,150	5,658,146
Penta-Ocean Construction Co., Ltd.	85,514	426,507
Persol Holdings Co., Ltd.	23,400	513,057
Recruit Holdings Co., Ltd.	68,900	2,215,842
Renesas Electronics Corp. *	48,100	494,761
Rengo Co., Ltd.	68,517	483,593
Resona Holdings, Inc.	253,758	1,404,227
Resonac Holdings Corp.	49,900	852,820
Ricoh Co., Ltd.	164,000	1,273,069
Rinnai Corp.	5,320	419,907
Rohm Co., Ltd.	8,900	713,170
Ryohin Keikaku Co., Ltd.	47,700	528,904
Sankyu, Inc.	14,900	585,447
Santen Pharmaceutical Co., Ltd.	50,300	392,126
Sanwa Holdings Corp.	41,030	434,361
SBI Holdings, Inc.	26,900	570,261
SECURITY	NUMBER OF SHARES	VALUE ($)
Secom Co., Ltd.	22,200	1,322,582
Sega Sammy Holdings, Inc.	24,847	393,440
Seiko Epson Corp.	53,600	831,229
Seino Holdings Co., Ltd.	59,300	592,228
Sekisui Chemical Co., Ltd.	75,400	1,056,225
Sekisui House Ltd.	123,783	2,339,407
Seven & i Holdings Co., Ltd.	116,200	5,486,139
SG Holdings Co., Ltd.	46,100	711,384
Shikoku Electric Power Co., Inc. *	66,300	383,327
Shimadzu Corp.	16,400	503,989
Shimamura Co., Ltd.	6,100	572,205
Shimano, Inc.	3,900	695,508
Shimizu Corp.	192,000	1,076,293
Shin-Etsu Chemical Co., Ltd.	28,100	4,142,587
Shionogi & Co., Ltd.	18,600	886,373
Shiseido Co., Ltd.	24,400	1,268,214
SMC Corp.	2,700	1,371,358
Softbank Corp.	432,500	4,948,705
SoftBank Group Corp.	309,700	14,661,834
Sohgo Security Services Co., Ltd.	13,301	366,202
Sojitz Corp.	58,360	1,157,063
Sompo Holdings, Inc.	44,900	1,932,895
Sony Group Corp.	76,307	6,818,148
Stanley Electric Co., Ltd.	30,475	655,860
Subaru Corp.	207,000	3,401,349
SUMCO Corp.	30,000	444,503
Sumitomo Chemical Co., Ltd.	432,800	1,661,360
Sumitomo Corp.	219,300	3,936,419
Sumitomo Electric Industries Ltd.	276,000	3,316,460
Sumitomo Forestry Co., Ltd.	32,100	600,190
Sumitomo Heavy Industries Ltd.	39,200	871,700
Sumitomo Metal Mining Co., Ltd.	29,200	1,185,614
Sumitomo Mitsui Financial Group, Inc.	187,510	8,149,384
Sumitomo Mitsui Trust Holdings, Inc.	42,700	1,555,503
Sumitomo Realty & Development Co., Ltd.	42,600	1,038,466
Sumitomo Rubber Industries Ltd.	76,800	681,813
Sundrug Co., Ltd.	16,462	465,764
Suntory Beverage & Food Ltd.	17,500	590,935
Suzuken Co., Ltd.	34,630	912,088
Suzuki Motor Corp.	102,700	3,850,447
Sysmex Corp.	9,000	597,466
T&D Holdings, Inc.	67,450	1,079,621
Taiheiyo Cement Corp.	62,642	1,079,535
Taisei Corp.	43,400	1,498,253
Taiyo Yuden Co., Ltd.	12,300	417,776
Takashimaya Co., Ltd.	44,700	624,517
Takeda Pharmaceutical Co., Ltd.	165,421	5,200,401
TDK Corp.	45,900	1,639,835
Teijin Ltd.	85,100	873,835
Terumo Corp.	32,900	957,731
The Chugoku Electric Power Co., Inc. *	118,500	651,452
The Kansai Electric Power Co., Inc.	253,900	2,441,780
The Yokohama Rubber Co., Ltd.	31,900	524,080
TIS, Inc.	22,000	634,378
Tobu Railway Co., Ltd.	27,200	638,196
Toho Gas Co., Ltd.	22,500	441,264
Toho Holdings Co., Ltd.	32,200	525,900
Tohoku Electric Power Co., Inc. *	335,400	1,803,951
Tokio Marine Holdings, Inc.	182,600	3,824,503
Tokuyama Corp.	29,175	426,821
Tokyo Electric Power Co. Holdings, Inc. *	1,133,300	4,243,970
Tokyo Electron Ltd.	7,000	2,446,669
Tokyo Gas Co., Ltd.	107,800	2,257,299
Tokyu Corp.	67,300	865,436
Tokyu Fudosan Holdings Corp.	113,500	575,925
Toppan, Inc.	79,400	1,279,306
Toray Industries, Inc.	390,600	2,399,865
Toshiba Corp.	58,800	2,019,583

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Tosoh Corp.	87,600	1,146,107
TOTO Ltd.	18,800	730,622
Toyo Seikan Group Holdings Ltd.	59,200	768,468
Toyo Suisan Kaisha Ltd.	13,447	555,641
Toyoda Gosei Co., Ltd.	28,200	468,235
Toyota Industries Corp.	22,100	1,345,285
Toyota Motor Corp.	1,659,690	24,373,731
Toyota Tsusho Corp.	63,500	2,688,727
TS Tech Co., Ltd.	41,100	511,970
Tsuruha Holdings, Inc.	9,400	692,099
UBE Corp.	45,300	710,547
Unicharm Corp.	18,600	709,509
West Japan Railway Co.	40,163	1,681,966
Yakult Honsha Co., Ltd.	8,700	621,075
Yamada Holdings Co., Ltd.	330,200	1,198,946
Yamaha Corp.	14,500	563,819
Yamaha Motor Co., Ltd.	72,900	1,795,577
Yamato Holdings Co., Ltd.	85,100	1,488,989
Yamazaki Baking Co., Ltd.	44,000	514,788
Yaskawa Electric Corp.	16,600	648,879
Yokogawa Electric Corp.	30,900	542,591
Z Holdings Corp.	167,200	486,505
		487,513,560

Netherlands 2.7%
Aalberts N.V.	10,120	478,500
ABN AMRO Bank N.V., GDR	98,620	1,636,850
Aegon N.V.	306,360	1,689,818
Akzo Nobel N.V.	36,556	2,722,872
APERAM S.A.	11,981	472,811
ArcelorMittal S.A.	173,901	5,394,917
ASML Holding N.V.	6,027	3,987,750
ASR Nederland N.V.	20,903	989,370
EXOR N.V. *	51,317	4,079,118
Heineken Holding N.V.	14,117	1,165,583
Heineken N.V.	16,809	1,679,873
ING Groep N.V.	514,025	7,443,216
Koninklijke Ahold Delhaize N.V.	236,679	7,064,149
Koninklijke DSM N.V.	11,961	1,538,208
Koninklijke KPN N.V.	405,588	1,386,642
Koninklijke Philips N.V.	162,712	2,809,296
NN Group N.V.	49,682	2,158,587
Randstad N.V.	28,576	1,831,674
SBM Offshore N.V.	28,131	442,249
Signify N.V.	25,406	919,835
SNS Reaal N.V. *(b)	124,822	0
Unibail-Rodamco-Westfield *	14,714	952,221
Wolters Kluwer N.V.	10,003	1,090,557
		51,934,096

New Zealand 0.1%
Fletcher Building Ltd.	178,850	588,944
Spark New Zealand Ltd.	194,734	656,591
		1,245,535

Norway 0.6%
DNB Bank A.S.A.	94,163	1,760,807
Equinor A.S.A.	101,962	3,107,459
Mowi A.S.A.	50,473	933,330
Norsk Hydro A.S.A.	166,374	1,348,935
Orkla A.S.A.	89,671	669,458
Subsea 7 S.A.	60,790	757,570
Telenor A.S.A.	134,826	1,411,441
Yara International A.S.A.	27,218	1,209,331
		11,198,331

SECURITY	NUMBER OF SHARES	VALUE ($)
Poland 0.4%
Bank Polska Kasa Opieki S.A.	20,853	445,613
KGHM Polska Miedz S.A.	22,212	726,179
PGE Polska Grupa Energetyczna S.A. *	307,552	532,554
Polski Koncern Naftowy Orlen S.A.	241,133	3,621,726
Powszechna Kasa Oszczednosci Bank Polski S.A.	79,091	589,901
Powszechny Zaklad Ubezpieczen S.A.	112,297	954,522
		6,870,495

Portugal 0.2%
EDP - Energias de Portugal S.A.	414,813	2,060,898
Galp Energia, SGPS, S.A.	104,487	1,430,222
Jeronimo Martins, SGPS, S.A.	26,788	581,587
		4,072,707

Republic of Korea 5.7%
Amorepacific Corp. *	3,806	452,406
BNK Financial Group, Inc. *	83,736	483,065
CJ CheilJedang Corp.	1,973	553,544
CJ Corp. *	10,361	694,584
Coway Co., Ltd. *	8,435	382,513
DB Insurance Co., Ltd. *	14,156	754,392
Doosan Enerbility Co., Ltd. *	27,004	369,272
E-MART, Inc.	11,754	998,932
GS Engineering & Construction Corp. *	22,397	427,132
GS Holdings Corp.	26,871	965,551
Hana Financial Group, Inc.	55,649	2,210,780
Hankook Tire & Technology Co., Ltd. *	25,181	664,521
Hanwha Corp. *	32,800	757,106
Hanwha Solutions Corp. *	14,039	520,275
HD Hyundai Co., Ltd.	20,449	1,016,505
Hyundai Engineering & Construction Co., Ltd. *	25,241	784,727
Hyundai Glovis Co., Ltd.	5,147	696,555
Hyundai Marine & Fire Insurance Co., Ltd. *	22,102	556,451
Hyundai Mobis Co., Ltd.	19,307	3,228,267
Hyundai Motor Co.	32,401	4,416,949
Hyundai Steel Co.	42,952	1,199,785
Industrial Bank of Korea	65,946	550,399
KB Financial Group, Inc.	54,926	2,503,109
Kia Corp.	58,086	3,164,636
Korea Electric Power Corp.	188,223	3,038,904
Korea Gas Corp. *	15,244	414,011
Korea Shipbuilding & Offshore Engineering Co., Ltd.	9,907	643,437
Korea Zinc Co., Ltd. *	1,427	628,500
Korean Air Lines Co., Ltd. *	23,181	458,664
KT&G Corp.	16,442	1,233,339
LG Chem Ltd.	4,122	2,326,469
LG Corp. *	9,814	660,916
LG Display Co., Ltd.	121,225	1,349,860
LG Electronics, Inc.	33,379	2,735,060
LG H&H Co., Ltd.	1,087	659,003
LG Innotek Co., Ltd.	1,577	351,338
LG Uplus Corp.	85,096	769,544
Lotte Chemical Corp. *	6,921	999,234
Lotte Shopping Co., Ltd. *	7,352	563,428
NAVER Corp.	3,486	579,114
NCSoft Corp. *	1,136	420,469
POSCO Holdings, Inc.	26,214	6,441,479
Posco International Corp.	29,494	564,738
Samsung C&T Corp. *	14,040	1,356,003
Samsung Electro-Mechanics Co., Ltd.	7,233	844,764
Samsung Electronics Co., Ltd.	698,595	34,797,177

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Samsung Fire & Marine Insurance Co., Ltd.	7,714	1,271,934
Samsung Life Insurance Co., Ltd.	13,379	770,258
Samsung SDI Co., Ltd.	1,726	967,254
Samsung SDS Co., Ltd.	5,597	570,759
Shinhan Financial Group Co., Ltd.	84,868	2,869,758
SK Hynix, Inc.	76,268	5,517,519
SK Innovation Co., Ltd. *	14,494	1,926,470
SK Telecom Co., Ltd.	11,750	445,267
SK, Inc.	15,351	2,483,160
S-Oil Corp.	7,654	552,145
Woori Financial Group, Inc.	106,448	1,110,339
		108,671,770

Singapore 0.7%
ComfortDelGro Corp., Ltd.	477,600	437,553
DBS Group Holdings Ltd.	110,644	3,029,020
Jardine Cycle & Carriage Ltd.	22,100	489,949
Keppel Corp., Ltd.	117,400	677,828
Oversea-Chinese Banking Corp., Ltd.	251,444	2,484,354
Singapore Airlines Ltd.	130,670	590,872
Singapore Telecommunications Ltd.	875,886	1,677,463
United Overseas Bank Ltd.	88,152	2,003,750
Venture Corp., Ltd.	34,300	484,362
Wilmar International Ltd.	423,366	1,316,254
		13,191,405

Spain 3.1%
Acciona S.A.	2,167	422,782
Acerinox S.A.	41,626	450,807
ACS, Actividades de Construccion y Servicios S.A.	56,276	1,665,416
Aena SME S.A. *	4,893	735,168
Amadeus IT Group S.A. *	18,929	1,192,602
Banco Bilbao Vizcaya Argentaria S.A.	1,265,403	8,938,519
Banco De Sabadell S.A.	1,470,981	1,923,107
Banco Santander S.A.	4,488,024	15,685,371
CaixaBank S.A.	240,425	1,066,756
Enagas S.A.	25,413	455,688
Endesa S.A.	51,564	1,028,017
Ferrovial S.A.	22,182	654,552
Grifols S.A. *	41,157	544,838
Iberdrola S.A.	631,748	7,411,519
Iberdrola S.A. - Interim Shares *(b)	10,292	120,747
Industria de Diseno Textil S.A.	86,608	2,703,972
Mapfre S.A.	238,108	478,941
Naturgy Energy Group S.A.	38,248	1,084,798
Red Electrica Corp. S.A.	35,873	634,912
Repsol S.A.	316,532	5,199,619
Telefonica S.A.	1,802,760	6,848,723
		59,246,854

Sweden 1.9%
Alfa Laval AB	19,368	608,652
Alleima AB *	34,015	170,096
Assa Abloy AB, B Shares	55,116	1,298,326
Atlas Copco AB, A Shares	122,284	1,451,029
Atlas Copco AB, B Shares	68,925	726,994
Boliden AB	33,928	1,522,586
Electrolux AB, B Shares	43,679	618,663
Epiroc AB, A Shares	27,292	531,014
Epiroc AB, B Shares	14,864	247,820
Essity AB, B Shares	61,412	1,604,335
H & M Hennes & Mauritz AB, B Shares	138,061	1,700,399
Hexagon AB, B Shares	65,289	748,441
Husqvarna AB, B Shares	54,637	464,845
SECURITY	NUMBER OF SHARES	VALUE ($)
Industrivarden AB, A Shares	14,661	388,375
Industrivarden AB, C Shares	7,916	208,544
Investor AB, A Shares	33,145	661,527
Investor AB, B Shares	119,539	2,322,879
Orron Energy AB *	147,415	273,289
Sandvik AB	82,768	1,710,619
Securitas AB, B Shares	99,697	912,582
Skandinaviska Enskilda Banken AB, A Shares	112,803	1,365,572
Skanska AB, B Shares	67,769	1,196,129
SKF AB, B Shares	62,157	1,100,073
SSAB AB, A Shares	49,048	350,577
SSAB AB, B Shares	129,419	881,947
Svenska Cellulosa AB, S.C.A., B Shares	32,058	445,168
Svenska Handelsbanken AB, A Shares	132,941	1,386,311
Swedbank AB, A Shares	123,859	2,382,603
Tele2 AB, B Shares	52,779	455,827
Telefonaktiebolaget LM Ericsson, B Shares	239,602	1,389,802
Telia Co. AB	487,164	1,258,169
Trelleborg AB, B Shares	24,046	601,258
Volvo AB, A Shares	30,160	626,536
Volvo AB, B Shares	220,293	4,371,385
		35,982,372

Switzerland 4.8%
ABB Ltd.	107,762	3,751,804
Accelleron Industries AG *	5,198	122,773
Adecco Group AG	54,242	2,014,586
Alcon, Inc.	16,789	1,266,873
Baloise Holding AG	3,913	643,582
Barry Callebaut AG	218	455,474
Chocoladefabriken Lindt & Spruengli AG	4	450,237
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	37	406,361
Cie Financiere Richemont S.A., Class A	24,155	3,723,667
Clariant AG *	21,204	363,615
Credit Suisse Group AG	399,869	1,377,501
DKSH Holding AG	5,706	486,123
Dufry AG *	10,341	474,730
Geberit AG	1,689	961,011
Georg Fischer AG	7,993	551,098
Givaudan S.A.	326	1,056,967
Holcim AG *	85,993	5,141,066
Julius Baer Group Ltd.	13,520	867,231
Kuehne & Nagel International AG	2,856	681,032
Logitech International S.A.	8,661	506,814
Lonza Group AG	1,660	946,933
Nestle S.A.	146,567	17,882,500
Novartis AG	116,526	10,535,003
Partners Group Holding AG	579	543,274
Roche Holding AG	41,402	12,924,478
Roche Holding AG, Bearer Shares	1,381	505,502
Schindler Holding AG	1,467	296,758
Schindler Holding AG, Participation Certificates	2,793	595,292
SGS S.A.	364	887,663
SIG Group AG *	17,348	429,987
Sika AG	4,047	1,149,942
Sonova Holding AG	1,633	408,367
Swiss Life Holding AG	2,512	1,486,721
Swiss Prime Site AG	5,051	450,086
Swiss Re AG	30,337	3,176,615
Swisscom AG	2,828	1,670,940
The Swatch Group AG	5,851	384,455
The Swatch Group AG, Bearer Shares	3,836	1,388,895

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
UBS Group AG	247,655	5,286,289
Zurich Insurance Group AG	11,805	5,837,909
		92,090,154

United Kingdom 15.2%
3i Group plc	57,109	1,114,181
abrdn plc	621,556	1,637,075
Admiral Group plc	15,887	431,893
Anglo American plc	122,335	5,276,355
Antofagasta plc	31,896	685,335
Ashtead Group plc	25,619	1,687,492
Associated British Foods plc	65,317	1,499,365
AstraZeneca plc	47,358	6,204,488
Aviva plc	469,320	2,646,893
B&M European Value Retail S.A.	88,821	491,208
BAE Systems plc	268,791	2,845,432
Balfour Beatty plc	137,959	623,183
Barclays plc	2,309,691	5,309,497
Barratt Developments plc	222,172	1,262,765
Bellway plc	28,376	742,192
Berkeley Group Holdings plc	17,431	892,601
BP plc	4,157,623	25,113,072
British American Tobacco plc	248,669	9,532,427
BT Group plc	2,123,312	3,271,373
Bunzl plc	26,526	973,801
Burberry Group plc	34,205	1,041,915
Centrica plc	1,665,588	2,074,993
Coca-Cola HBC AG *	21,399	520,025
Compass Group plc	136,448	3,259,470
CRH plc	96,300	4,495,227
Croda International plc	5,147	438,713
Currys plc	841,660	676,141
DCC plc	19,793	1,127,368
Diageo plc	84,321	3,687,026
Direct Line Insurance Group plc	300,145	658,111
Drax Group plc	47,980	383,191
DS Smith plc	231,700	1,014,361
Entain plc	26,939	496,774
Experian plc	32,965	1,205,513
Ferguson plc	18,524	2,609,938
FirstGroup plc	355,081	474,533
Flutter Entertainment plc *	4,100	636,139
Glencore plc	2,502,622	16,759,764
GSK plc	355,237	6,239,743
Haleon plc *	428,493	1,717,134
Hays plc	387,761	591,626
HSBC Holdings plc	2,097,955	15,458,458
IMI plc	22,962	411,137
Imperial Brands plc	162,868	4,085,743
Inchcape plc	81,960	924,076
Informa plc	80,399	664,960
InterContinental Hotels Group plc	7,252	503,460
International Consolidated Airlines Group S.A. *	275,798	576,482
International Distributions Services plc	372,125	1,053,299
Intertek Group plc	11,476	616,801
ITV plc	681,376	682,351
J Sainsbury plc	618,826	2,006,902
John Wood Group plc *	295,349	517,775
Johnson Matthey plc	53,944	1,506,805
Kingfisher plc	593,218	2,046,553
Land Securities Group plc	49,695	435,368
Legal & General Group plc	633,014	1,992,056
Lloyds Banking Group plc	10,827,227	7,046,309
London Stock Exchange Group plc	5,115	468,252
M&G plc	867,401	2,166,177
Marks & Spencer Group plc *	719,859	1,298,492
Melrose Industries plc	420,331	741,114
SECURITY	NUMBER OF SHARES	VALUE ($)
Mondi plc	82,253	1,551,114
National Grid plc	363,702	4,623,705
NatWest Group plc	357,931	1,365,527
Next plc	9,818	803,840
Pearson plc	76,140	868,314
Pennon Group plc	33,607	381,507
Persimmon plc	76,130	1,329,633
Phoenix Group Holdings plc	63,281	501,557
Prudential plc	189,744	3,152,606
Reckitt Benckiser Group plc	32,665	2,327,737
RELX plc	75,703	2,249,053
Rentokil Initial plc	100,124	607,095
Rio Tinto plc	148,476	11,625,853
Severn Trent plc	18,535	645,034
Shell plc	1,621,213	47,595,179
Smith & Nephew plc	77,494	1,070,218
Smiths Group plc	36,183	772,399
Smurfit Kappa Group plc	32,626	1,371,106
Spectris plc	10,981	435,341
SSE plc	133,783	2,855,554
St. James's Place plc	26,882	407,631
Standard Chartered plc	259,281	2,177,860
Tate & Lyle plc	61,304	570,867
Taylor Wimpey plc	838,650	1,216,815
Tesco plc	1,651,138	5,018,435
The Sage Group plc	62,979	605,081
The Weir Group plc	20,555	453,115
Travis Perkins plc	52,624	660,156
TUI AG *(a)	279,077	584,414
Unilever plc	204,782	10,423,210
United Utilities Group plc	59,157	774,073
Vodafone Group plc	8,335,371	9,617,458
Whitbread plc	16,239	611,597
WPP plc	157,316	1,838,038
		288,642,025
Total Common Stocks (Cost $1,530,803,634)		1,853,641,798

PREFERRED STOCKS 1.0% OF NET ASSETS

Germany 0.5%
Bayerische Motoren Werke AG	13,425	1,271,869
FUCHS PETROLUB SE	14,486	577,910
Henkel AG & Co. KGaA	24,210	1,726,180
Volkswagen AG	51,920	7,200,819
		10,776,778

Italy 0.1%
Telecom Italia S.p.A. - RSP *	4,928,955	1,376,356

Republic of Korea 0.4%
Amorepacific Corp. *	1,971	79,347
Hyundai Motor Co., Ltd.	5,613	392,833
Hyundai Motor Co., Ltd. 2nd	8,568	600,007
LG Chem Ltd.	698	173,812
LG Electronics, Inc.	5,407	201,554
LG H&H Co., Ltd.	289	74,776
Samsung Electronics Co., Ltd.	122,970	5,518,164
Samsung SDI Co., Ltd.	189	49,406
		7,089,899

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Spain 0.0%
Grifols S.A., B Shares *	23,030	209,882
Total Preferred Stocks (Cost $18,723,216)		19,452,915

RIGHTS 0.0% OF NET ASSETS

Spain 0.0%
ACS Actividades de Construccion y Servicios S.A.
expires 02/08/23, strike EUR 0.48 *	55,056	27,934
Total Rights (Cost $28,289)		27,934

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.18% (c)(d)	1,571,890	1,571,890
Total Short-Term Investments (Cost $1,571,890)		1,571,890
Total Investments in Securities (Cost $1,551,127,029)		1,874,694,537

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 03/17/23	272	28,818,400	11,728

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $1,471,181.
(b)	Fair-valued using significant unobservable inputs (see Notes for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)

EUR —	Euro

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$639,755,362	$—	$639,755,362
Canada	128,499,509	—	—	128,499,509
France	56,261	163,926,189	—	163,982,450
Hong Kong	—	34,067,942	0*	34,067,942
Japan	572,205	486,941,355	—	487,513,560
Netherlands	—	51,934,096	0*	51,934,096
Spain	—	59,126,107	120,747	59,246,854
United Kingdom	1,097,716	287,544,309	—	288,642,025
Preferred Stocks[1]	—	19,452,915	—	19,452,915
Rights[1]	27,934	—	—	27,934
Short-Term Investments[1]	1,571,890	—	—	1,571,890
Futures Contracts[2]	11,728	—	—	11,728
Total	$131,837,243	$1,742,748,275	$120,747	$1,874,706,265

*	Level 3 amount shown includes securities determined to have no value at January 31, 2023.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Fundamental International Small Company Index Fund

Portfolio Holdings as of January 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.5% OF NET ASSETS

Australia 5.1%
29Metals Ltd.	103,906	145,013
Adbri Ltd.	230,252	302,763
ALS Ltd.	53,289	494,413
Ansell Ltd.	38,586	771,163
ARB Corp., Ltd.	6,139	139,490
ASX Ltd.	10,505	514,063
Austal Ltd.	150,472	176,583
Bank of Queensland Ltd.	129,316	639,448
Bapcor Ltd.	63,159	285,631
Beach Energy Ltd.	425,969	457,741
Bega Cheese Ltd.	92,372	254,244
Bendigo & Adelaide Bank Ltd.	119,456	851,531
Blackmores Ltd.	2,721	169,006
Boral Ltd.	129,795	317,128
Breville Group Ltd.	14,285	230,315
carsales.com Ltd.	16,571	268,288
Challenger Ltd.	83,605	428,623
Champion Iron Ltd.	47,369	241,036
Charter Hall Group	25,560	251,679
Charter Hall Retail REIT	48,841	138,699
Cleanaway Waste Management Ltd.	185,302	359,051
Cochlear Ltd.	3,358	507,315
Collins Foods Ltd.	21,545	122,931
Coronado Global Resources, Inc.	153,537	222,459
Costa Group Holdings Ltd.	97,822	203,517
Credit Corp. Group Ltd.	7,521	116,141
Cromwell Property Group	254,501	130,765
CSR Ltd.	175,526	656,905
Dexus	110,541	640,923
Domino's Pizza Enterprises Ltd.	4,511	243,179
Eagers Automotive Ltd.	45,694	371,642
Eclipx Group Ltd. *	151,078	218,222
Elders Ltd.	31,042	213,714
Endeavour Group Ltd.	105,467	495,227
Event Hospitality & Entertainment Ltd.	21,971	219,564
Evolution Mining Ltd.	370,555	842,051
Flight Centre Travel Group Ltd. *(a)	30,126	335,098
G.U.D. Holdings Ltd.	18,094	107,489
G8 Education Ltd.	312,516	277,967
GrainCorp Ltd., Class A	82,899	445,118
GWA Group Ltd.	92,361	142,036
Harvey Norman Holdings Ltd.	161,093	511,428
Healius Ltd.	116,380	265,503
Helia Group Ltd.	138,145	273,885
Humm Group Ltd.	263,285	111,040
IGO Ltd.	28,780	299,176
Iluka Resources Ltd.	28,469	219,060
Inghams Group Ltd.	59,984	123,318
Insignia Financial Ltd.	156,266	387,937
InvoCare Ltd.	17,303	141,408
IRESS Ltd.	29,659	209,301
Link Administration Holdings Ltd.	114,856	156,544
SECURITY	NUMBER OF SHARES	VALUE ($)
Magellan Financial Group Ltd.	32,872	208,964
McMillan Shakespeare Ltd.	18,602	186,239
Mineral Resources Ltd.	11,855	750,541
Monadelphous Group Ltd.	37,867	373,224
Myer Holdings Ltd.	522,936	362,070
nib Holdings Ltd.	85,795	478,277
Nine Entertainment Co. Holdings Ltd.	237,966	344,296
Northern Star Resources Ltd.	89,210	794,908
NRW Holdings Ltd.	228,495	493,254
Nufarm Ltd.	97,357	409,661
oOh!media Ltd.	139,824	142,370
OZ Minerals Ltd.	32,169	637,167
Pact Group Holdings Ltd.	109,498	81,588
Perenti Ltd. *	575,435	511,282
Perpetual Ltd.	30,733	556,792
Perseus Mining Ltd.	99,683	151,446
Platinum Asset Management Ltd.	182,467	278,670
Premier Investments Ltd.	11,358	224,596
Qube Holdings Ltd.	206,025	447,997
Ramelius Resources Ltd.	173,795	123,297
REA Group Ltd.	1,824	163,561
Reece Ltd.	28,262	324,841
Region RE Ltd.	92,966	178,392
Regis Resources Ltd.	269,974	410,399
Reliance Worldwide Corp., Ltd.	117,859	295,174
Sandfire Resources Ltd.	85,604	381,501
SEEK Ltd.	31,283	541,789
Service Stream Ltd.	243,323	107,003
Seven Group Holdings Ltd.	19,778	318,322
Sierra Rutile Holdings Ltd. *	30,500	4,341
Silver Lake Resources Ltd. *	116,158	107,401
Southern Cross Media Group Ltd.	183,805	150,364
St. Barbara Ltd. *	514,542	277,846
Steadfast Group Ltd.	53,844	200,040
Super Retail Group Ltd.	54,102	488,220
The GPT Group	191,054	619,308
The Star Entertainment Grp Ltd. *	322,315	444,749
United Malt Grp Ltd.	90,082	232,927
Virgin Australia Holdings Pty. Ltd. *(a)	176,214	0
Washington H Soul Pattinson & Co., Ltd.	18,623	379,293
Waypoint REIT Ltd.	64,716	127,785
Webjet Ltd. *	30,764	149,937
Whitehaven Coal Ltd.	203,978	1,212,881
		31,319,484

Austria 0.7%
ANDRITZ AG	16,208	969,263
AT&S Austria Technologie & Systemtechnik AG	4,458	152,962
CA Immobilien Anlagen AG *	3,923	122,352
EVN AG	9,559	201,700
IMMOFINANZ AG *	8,830	118,962
Lenzing AG	4,672	330,877
Mayr Melnhof Karton AG	2,619	438,865
Oesterreichische Post AG	10,989	391,346

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
S IMMO AG	2,501	35,945
Strabag SE	10,208	431,353
UNIQA Insurance Group AG	32,929	276,913
Verbund AG	3,816	324,906
Vienna Insurance Group AG Wiener Versicherung Gruppe	12,921	351,637
		4,147,081

Belgium 1.3%
Ackermans & van Haaren N.V.	4,680	809,896
Aedifica S.A.	1,238	108,637
AGFA-Gevaert N.V. *	68,895	215,950
Barco N.V.	13,122	332,166
Bekaert S.A.	16,588	699,764
bpost S.A.	86,203	467,347
Cie d'Entreprises CFE *	1,799	18,143
Cofinimmo S.A.	2,928	266,328
Deme Group NV *	2,156	278,969
D'ieteren Group	3,261	623,227
Elia Group S.A./N.V.	3,310	464,785
Euronav N.V. *	43,657	687,465
Fagron	8,487	125,487
KBC Ancora	4,037	198,207
Melexis N.V.	2,267	241,491
Ontex Group N.V. *	80,888	628,658
Recticel S.A.	9,741	182,681
Sofina S.A.	1,648	391,519
Telenet Group Holding N.V.	33,930	584,855
Tessenderlo Group S.A. *	9,027	319,229
Warehouses De Pauw CVA	5,705	180,916
		7,825,720

Canada 7.4%
Adentra, Inc.	5,516	133,490
Aecon Group, Inc.	39,447	332,344
Ag Growth International, Inc.	4,858	181,862
Air Canada *	50,229	852,408
Alamos Gold, Inc., Class A	46,018	507,718
Allied Properties Real Estate Investment Trust	15,015	334,933
Altus Group Ltd.	3,750	160,479
ARC Resources Ltd.	56,708	658,905
Aritzia, Inc. *	3,357	121,080
Artis Real Estate Investment Trust	30,516	217,881
ATS Corp. *	5,857	237,176
AutoCanada, Inc. *	9,863	198,661
B2Gold Corp.	199,751	791,167
Badger Infrastructure Solutions Ltd.	7,394	176,160
Birchcliff Energy Ltd.	34,441	220,797
BlackBerry Ltd. *	32,626	139,277
Boardwalk Real Estate Investment Trust	5,242	221,491
Bombardier, Inc., Class B *	18,689	902,724
Boralex, Inc., Class A	6,246	174,769
Boyd Group Services, Inc.	2,433	372,077
Brookfield Infrastructure Corp., Class A	5,080	224,404
Brookfield Renewable Corp., Class A	4,819	151,790
BRP, Inc.	4,637	386,942
CAE, Inc. *	31,909	720,653
Cameco Corp.	28,254	790,573
Canaccord Genuity Group, Inc.	26,891	232,622
Canadian Apartment Properties REIT	15,523	573,997
Canadian Western Bank	17,474	369,298
Canfor Corp. *	23,679	448,647
Capital Power Corp.	19,819	665,971
Cargojet, Inc.	1,073	99,498
Cascades, Inc.	87,478	605,518
Celestica, Inc. *	73,905	984,252
SECURITY	NUMBER OF SHARES	VALUE ($)
Centerra Gold, Inc.	82,911	532,156
Chartwell Retirement Residences	40,059	295,351
Chemtrade Logistics Income Fund	52,229	397,247
Choice Properties Real Estate Investment Trust	24,511	275,773
Chorus Aviation, Inc. *	122,077	330,297
Cineplex, Inc. *	28,660	188,259
Cogeco Communications, Inc.	2,841	146,795
Cogeco, Inc.	7,149	318,671
Colliers International Group, Inc.	2,443	262,064
Crombie Real Estate Investment Trust	12,776	158,626
Doman Building Materials Group Ltd.	35,539	198,188
Dream Industrial Real Estate Investment Trust	13,037	137,175
Dream Office Real Estate Investment Trust	13,440	165,456
Dundee Precious Metals, Inc.	28,371	185,295
ECN Capital Corp.	34,379	75,448
Eldorado Gold Corp. *	31,888	305,327
Element Fleet Management Corp.	43,630	616,470
Enerflex Ltd.	75,676	546,007
Enerplus Corp.	27,923	495,481
Enghouse Systems Ltd.	4,888	145,220
EQB, Inc.	2,799	138,714
Exchange Income Corp.	8,955	373,128
Extendicare, Inc.	23,416	118,088
Fiera Capital Corp.	17,306	122,132
First Capital Real Estate Investment Trust	41,055	553,859
FirstService Corp.	2,136	305,258
Fortuna Silver Mines, Inc. *	46,242	178,636
Gibson Energy, Inc.	40,920	732,873
goeasy Ltd.	1,283	119,646
Granite Real Estate Investment Trust	3,207	196,269
H&R Real Estate Investment Trust	70,934	693,586
Home Capital Group, Inc.	12,619	402,313
Hudbay Minerals, Inc.	82,265	477,929
IAMGOLD Corp. *	272,093	764,817
IGM Financial, Inc.	17,953	560,361
Innergex Renewable Energy, Inc.	13,451	159,930
Interfor Corp. *	19,052	381,026
Killam Apartment Real Estate Investment Trust	11,939	165,103
Labrador Iron Ore Royalty Corp.	5,208	152,770
Laurentian Bank of Canada	11,286	303,409
Maple Leaf Foods, Inc.	24,155	459,118
Martinrea International, Inc.	77,973	754,209
MEG Energy Corp. *	42,691	705,554
Mullen Group Ltd.	29,678	314,055
NFI Group, Inc.	42,888	348,442
Northland Power, Inc.	25,257	678,430
NorthWest Healthcare Properties Real Estate Investment Trust	21,386	161,856
NuVista Energy Ltd. *	22,610	189,472
Obsidian Energy Ltd. *	14,357	95,170
OceanaGold Corp. *	233,713	505,876
Pan American Silver Corp.	30,228	550,922
Parex Resources, Inc.	33,724	574,085
Pason Systems, Inc.	13,276	157,450
Peyto Exploration & Development Corp.	39,677	361,717
PrairieSky Royalty Ltd.	13,631	234,192
Precision Drilling Corp. *	5,498	438,253
Premium Brands Holdings Corp.	5,552	388,229
Primo Water Corp.	31,276	488,926
Richelieu Hardware Ltd.	8,649	257,218
Ritchie Bros. Auctioneers, Inc.	8,223	497,255
Russel Metals, Inc.	29,056	707,756
Secure Energy Services, Inc.	63,316	385,449
ShawCor Ltd. *	41,630	444,287
Shopify, Inc., Class A *	8,503	419,031
Sienna Senior Living, Inc.	16,977	155,664

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Silvercorp Metals, Inc.	41,696	145,092
Sleep Country Canada Holdings, Inc.	7,489	145,722
SmartCentres Real Estate Investment Trust	20,257	429,332
SSR Mining, Inc.	18,583	313,965
Stantec, Inc.	14,616	761,915
Stelco Holdings, Inc.	6,351	247,109
Stella-Jones, Inc.	17,938	652,781
Superior Plus Corp.	51,832	419,159
The Descartes Systems Group, Inc. *	2,267	165,440
The North West Co., Inc.	13,096	356,694
TMX Group Ltd.	3,762	370,786
Torex Gold Resources, Inc. *	35,270	484,828
Toromont Industries Ltd.	8,953	715,204
TransAlta Corp.	66,907	649,685
TransAlta Renewables, Inc.	10,902	100,290
Transcontinental, Inc., Class A	43,531	486,495
Trican Well Service Ltd. *	49,587	128,202
Tricon Residential, Inc.	12,439	107,978
Uni-Select, Inc. *	10,862	323,929
Vermilion Energy, Inc.	34,748	532,757
Wajax Corp.	11,428	197,545
Western Forest Products, Inc.	226,082	241,281
Westshore Terminals Investment Corp.	7,281	134,123
Whitecap Resources, Inc.	20,384	169,899
Winpak Ltd.	6,773	211,556
Yamana Gold, Inc.	158,924	959,122
		45,588,222

Denmark 1.6%
Alm Brand A/S	119,048	220,930
Chr. Hansen Holding A/S	8,675	640,518
D/S Norden A/S	8,832	476,092
Demant A/S *	10,553	298,721
Dfds A/S	9,906	373,410
FLSmidth & Co. A/S	21,931	942,288
Genmab A/S *	1,324	518,871
GN Store Nord A/S	17,931	442,112
H Lundbeck A/S	73,364	272,608
H Lundbeck A/S, Class A *	19,805	68,190
Jyske Bank A/S *	10,977	791,698
Matas A/S	12,776	139,032
NKT A/S *	5,074	316,627
Per Aarsleff Holding A/S	10,357	429,858
Ringkjoebing Landbobank A/S	1,564	227,597
Rockwool A/S, Class B	1,630	467,341
Royal Unibrew A/S	6,689	469,715
Scandinavian Tobacco Group A/S, Class A	17,680	307,282
Schouw & Co. A/S	5,088	394,234
SimCorp A/S	3,997	279,910
Solar A/S, B Shares	2,221	205,203
Spar Nord Bank A/S	13,015	207,314
Sydbank A/S	13,993	638,057
Topdanmark A/S	5,227	282,141
Tryg A/S	23,624	542,126
		9,951,875

Finland 1.2%
Aktia Bank Oyj	13,103	154,985
Cargotec Oyj, B Shares	16,427	836,344
Finnair Oyj *(b)	400,735	225,822
Kamux Corp. (b)	16,209	79,623
Kemira Oyj	37,936	615,487
Kojamo Oyj	16,533	253,858
Konecranes Oyj	24,282	790,173
Metsa Board Oyj, B Shares	39,351	351,269
Metso Outotec Oyj	40,674	467,461
Orion Oyj, B Shares	15,006	803,941
SECURITY	NUMBER OF SHARES	VALUE ($)
Sanoma Oyj	18,379	195,501
Terveystalo Oyj	18,137	141,363
TietoEVRY Oyj	20,672	629,546
Tokmanni Group Corp.	14,101	181,813
Uponor Oyj	16,528	294,355
Valmet Oyj	34,723	1,090,400
YIT Oyj	101,457	296,898
		7,408,839

France 4.2%
Accor S.A. *	22,777	739,295
Aeroports de Paris *	3,847	596,814
Altarea S.C.A.	933	127,162
Alten S.A.	4,468	686,535
Amundi S.A.	11,270	737,847
Beneteau S.A.	13,310	218,167
BioMerieux	4,151	423,177
Carmila S.A. *	7,649	115,455
CGG S.A. *	643,975	542,331
Cie Plastic Omnium S.A.	35,908	628,440
Coface S.A.	23,304	325,857
Covivio	8,717	598,373
Dassault Aviation S.A.	2,621	447,571
Derichebourg S.A.	41,691	286,136
Elior Group S.A. *	201,447	697,145
Eramet S.A.	1,888	188,693
Eurazeo SE	11,185	784,596
Eurofins Scientific SE	9,100	652,741
Euronext N.V.	5,722	463,664
Fnac Darty S.A.	14,707	545,826
Gaztransport Et Technigaz S.A.	2,055	227,193
Gecina S.A.	5,978	708,092
Getlink SE	37,486	634,029
ICADE	10,330	490,677
Imerys S.A.	18,133	752,061
Ipsen S.A.	3,968	416,779
IPSOS	10,413	674,841
JCDecaux SE *	23,647	535,104
Kaufman & Broad S.A.	9,249	290,624
Korian S.A.	38,699	405,215
La Francaise des Jeux SAEM	7,691	329,082
Lagardere S.A.	15,256	339,561
Maisons du Monde S.A.	23,285	286,357
Mercialys S.A.	26,948	299,279
Mersen S.A.	5,423	240,739
Metropole Television S.A.	30,735	489,516
Nexans S.A.	6,556	695,222
Nexity S.A.	25,911	782,743
Orpea S.A. *(a)(b)	47,344	366,467
Quadient S.A.	24,607	433,961
Remy Cointreau S.A.	1,561	293,919
Rothschild & Co.	6,763	285,656
Sartorius Stedim Biotech	530	184,879
SMCP S.A. *	24,501	194,459
Societe BIC S.A.	10,486	761,344
SOITEC *	744	112,840
Sopra Steria Group S.A.	3,957	658,140
SPIE S.A.	32,084	875,902
Technicolor Creative Studios S.A. *(b)	127,033	31,432
Technicolor S.A. *	181,228	52,174
Television Francaise 1	60,235	481,754
Trigano S.A.	2,370	330,365
UbiSoft Entertainment S.A. *	19,525	404,295
Verallia S.A.	15,792	583,068
Vicat S.A.	12,081	337,345

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Virbac S.A.	476	144,454
Worldline S.A. *	14,325	649,866
		25,585,259

Germany 4.2%
1&1 AG	22,915	319,859
Aareal Bank AG, Tender Shares *	19,082	672,138
ADLER Group S.A. *	57,701	87,633
ADVA Optical Networking SE *	5,397	132,015
Aroundtown S.A.	155,173	432,033
Bechtle AG	16,143	680,278
Befesa S.A.	4,816	276,251
Bilfinger SE	14,430	496,826
Borussia Dortmund GmbH & Co. KGaA *	33,259	148,416
CANCOM SE	9,821	338,575
Carl Zeiss Meditec AG, Class B	1,942	280,266
CECONOMY AG	236,454	579,899
Cewe Stiftung & Co. KGaA	1,804	178,807
CompuGroup Medical SE & Co. KgaA	2,959	138,680
CTS Eventim AG & Co., KGaA *	3,883	272,574
Deutsche Euroshop AG	4,993	117,956
Deutsche Pfandbriefbank AG	43,503	396,807
Deutsche Wohnen SE	6,261	147,881
Deutz AG	91,058	497,741
DIC Asset AG	10,085	96,935
Duerr AG	18,011	687,190
DWS Group GmbH & Co. KGaA	9,061	325,916
ElringKlinger AG	25,660	223,344
Encavis AG	6,552	126,948
Evotec SE *	5,496	108,068
Fielmann AG	4,720	177,898
Fraport AG Frankfurt Airport Services Worldwide *	9,543	543,104
Gerresheimer AG	7,937	586,974
Global Fashion Group S.A. *	65,838	84,063
Grand City Properties S.A.	21,334	227,381
GRENKE AG	7,117	206,724
Hamburger Hafen und Logistik AG	8,787	124,102
Heidelberger Druckmaschinen AG *	72,058	148,127
Hella GmbH & Co. KGaA	5,687	478,702
HelloFresh SE *	9,371	227,821
HOCHTIEF AG	11,233	712,156
Hornbach Holding AG & Co. KGaA	5,555	492,114
Hugo Boss AG	12,547	852,069
Jenoptik AG	9,991	310,502
JOST Werke AG	4,180	242,023
Kloeckner & Co. SE	78,131	825,646
Kontron AG	10,043	204,082
Krones AG	4,332	505,819
LEG Immobilien SE	7,748	605,693
Leoni AG *	37,142	240,708
Nemetschek SE	1,852	99,016
Nordex SE *	21,021	319,452
Norma Group SE	17,002	365,996
PATRIZIA SE	10,105	125,138
Puma SE	11,996	819,187
QIAGEN N.V. *	11,734	572,421
Rational AG	266	174,970
RTL Group S.A. *	17,027	826,168
SAF-Holland SE	27,071	305,506
Sartorius AG	59	21,722
Scout24 SE	7,125	414,803
Siltronic AG	5,491	457,760
Sixt SE	3,053	379,582
Software AG	11,998	334,391
Stabilus SE	5,884	405,851
Stroeer SE & Co. KGaA	5,370	294,442
Suedzucker AG	34,843	565,264
SECURITY	NUMBER OF SHARES	VALUE ($)
Synlab AG	9,197	101,034
TAG Immobilien AG	38,643	330,933
Takkt AG	17,064	263,849
Talanx AG	17,234	852,579
Vantage Towers AG	5,319	194,485
Vitesco Technologies Group AG, Class A *	15,711	1,088,996
Wacker Chemie AG	2,771	418,808
Wacker Neuson SE	11,084	219,373
		25,510,470

Greece 0.0%
TT Hellenic Postbank S.A. *(a)	24,275	0

Hong Kong 3.4%
Asia Cement China Holdings Corp.	466,000	219,504
ASMPT Ltd.	79,000	652,510
BOC Aviation Ltd.	37,700	313,964
Brightoil Petroleum Holdings Ltd. *(a)	1,150,000	0
Budweiser Brewing Co. APAC Ltd.	160,100	505,166
Cathay Pacific Airways Ltd. *(b)	333,363	332,234
Chow Sang Sang Holdings International Ltd.	190,000	289,547
Chow Tai Fook Jewellery Group Ltd.	271,200	580,547
CITIC Telecom International Holdings Ltd.	630,000	224,415
CK Infrastructure Holdings Ltd.	34,000	189,161
Cowell e Holdings, Inc. *	183,000	359,641
DFI Retail Group Holdings Ltd.	153,320	490,628
FIT Hon Teng Ltd. *	900,000	258,983
Fortune Real Estate Investment Trust	229,000	198,184
Haitong International Securities Group Ltd. *	1,848,929	212,792
Hang Lung Properties Ltd.	363,000	684,453
HKBN Ltd.	205,000	144,279
Huabao International Holdings Ltd.	263,735	134,919
Hysan Development Co., Ltd.	109,000	366,725
IGG, Inc. *	931,900	350,489
Jinchuan Group International Resources Co., Ltd.	2,583,000	254,612
JS Global Lifestyle Co., Ltd.	151,500	183,205
Kerry Logistics Network Ltd.	104,000	203,088
Kerry Properties Ltd.	328,500	832,881
L'Occitane International S.A.	61,000	169,718
Luk Fook Holdings International Ltd.	174,000	603,427
Man Wah Holdings Ltd.	296,400	342,680
Melco International Development Ltd. *	774,000	1,007,282
MGM China Holdings Ltd. *	204,000	257,732
MMG Ltd. *	1,220,000	395,501
NagaCorp Ltd. *	404,149	369,455
Nexteer Automotive Group Ltd.	548,000	398,627
NWS Holdings Ltd.	636,000	599,377
Orient Overseas International Ltd.	18,000	299,211
Pacific Basin Shipping Ltd.	833,000	293,957
Power Assets Holdings Ltd.	22,143	125,289
Powerlong Real Estate Holdings Ltd.	2,723,000	607,558
Prada S.p.A.	51,200	327,401
Samsonite International S.A. *	221,057	658,526
Singamas Container Holdings Ltd.	1,548,989	144,580
Sino Land Co., Ltd.	536,402	697,042
SITC International Holdings Co., Ltd.	125,000	273,075
SJM Holdings Ltd. *	876,500	497,066
Sun Hung Kai & Co., Ltd.	349,000	149,149
Super Hi International Holding Ltd. *	7,000	13,409
Swire Properties Ltd.	172,200	483,978
Texhong Textile Group Ltd.	223,000	203,708
The Bank of East Asia Ltd.	503,190	646,404
Truly International Holdings Ltd.	1,108,000	193,022
United Energy Group Ltd.	1,334,000	131,196
Value Partners Group Ltd.	469,000	191,215

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Vitasoy International Holdings Ltd.	148,000	314,417
VSTECS Holdings Ltd.	478,000	299,076
VTech Holdings Ltd.	80,300	530,847
Wynn Macau Ltd. *	580,000	663,828
Xinyi Glass Holdings Ltd.	335,000	713,257
		20,582,937

Ireland 0.3%
AIB Group plc	205,653	863,864
Dalata Hotel Group plc *	38,240	161,552
Glanbia plc	54,482	664,840
Irish Continental Group plc	33,334	156,414
		1,846,670

Israel 1.1%
Alony Hetz Properties & Investments Ltd.	8,613	92,411
Azrieli Group Ltd.	2,077	133,785
Bezeq The Israeli Telecommunication Corp., Ltd.	409,891	679,277
Cellcom Israel Ltd. *	28,909	149,501
Clal Insurance Enterprises Holdings Ltd. *	6,494	111,505
Delek Automotive Systems Ltd.	11,030	136,219
Delek Group Ltd. *	2,392	259,688
Elbit Systems Ltd.	2,401	403,090
FIBI Holdings Ltd.	4,569	192,290
Formula Systems 1985 Ltd.	1,208	95,954
G City Ltd.	33,321	130,245
Harel Insurance Investments & Financial Services Ltd.	22,072	213,519
Isracard Ltd.	42,191	142,227
Israel Corp., Ltd.	1,178	437,092
Mivne Real Estate KD Ltd.	36,409	116,823
Mizrahi Tefahot Bank Ltd.	12,589	415,823
Nice Ltd. *	2,940	608,016
Oil Refineries Ltd.	1,197,858	414,290
Partner Communications Co., Ltd. *	19,776	142,204
Paz Oil Co., Ltd. *	4,062	506,375
Shikun & Binui Ltd. *	34,285	100,498
Shufersal Ltd.	32,594	182,894
Strauss Group Ltd.	5,725	146,485
The First International Bank of Israel Ltd.	5,958	240,666
The Phoenix Holdings Ltd.	18,950	203,800
Tower Semiconductor Ltd. *	13,370	562,411
		6,817,088

Italy 2.8%
ACEA S.p.A.	11,236	172,242
Alitalia - Linee Aeree Italiane S.p.A. *(a)	14,782	0
Amplifon S.p.A.	7,815	215,797
Anima Holding S.p.A.	90,322	398,407
Autogrill S.p.A. *	49,415	360,585
Azimut Holding S.p.A.	26,072	650,905
Banca Generali S.p.A.	9,486	349,953
Banca IFIS S.p.A.	12,694	212,589
Banca Mediolanum S.p.A.	48,747	466,383
Banca Monte dei Paschi di Siena S.p.A. *	211,080	563,807
Banca Popolare di Sondrio S.p.A.	106,075	520,984
BFF Bank S.p.A.	31,926	295,256
BPER Banca	401,656	1,103,390
Brembo S.p.A.	39,205	529,272
Buzzi Unicem S.p.A.	33,643	757,579
Cementir Holding N.V.	19,735	155,665
Credito Emiliano S.p.A.	18,959	161,471
Danieli & C Officine Meccaniche S.p.A.	2,500	64,786
Davide Campari-Milano N.V.	32,525	348,898
De'Longhi S.p.A.	17,161	396,146
SECURITY	NUMBER OF SHARES	VALUE ($)
DiaSorin S.p.A.	1,809	235,495
Enav S.p.A.	60,183	277,079
ERG S.p.A.	10,858	327,873
Esprinet S.p.A.	30,991	245,770
Fincantieri S.p.A. *	225,853	148,873
FinecoBank Banca Fineco S.p.A.	40,848	733,297
Infrastrutture Wireless Italiane S.p.A.	18,257	200,074
Interpump Group S.p.A.	10,323	538,343
Iren S.p.A.	313,522	567,816
Italgas S.p.A.	120,578	705,828
Maire Tecnimont S.p.A.	52,712	203,156
MARR S.p.A.	11,942	157,019
MFE-MediaForEurope N.V., Class A	450,051	197,233
MFE-MediaForEurope N.V., Class B	328,035	222,112
Moncler S.p.A.	14,701	920,101
Nexi S.p.A. *	15,023	132,313
OVS S.p.A.	125,600	302,398
Piaggio & C S.p.A.	60,710	229,343
Recordati Industria Chimica e Farmaceutica S.p.A.	10,922	478,476
Reply S.p.A.	1,685	218,725
Salvatore Ferragamo S.p.A.	12,036	238,860
Saras S.p.A. *	722,499	1,252,622
SOL S.p.A.	7,674	169,333
Technogym S.p.A.	21,036	186,588
Unieuro S.p.A.	15,047	184,781
UnipolSai Assicurazioni S.p.A.	130,698	347,659
Webuild S.p.A.	145,726	256,958
		17,402,240

Japan 34.4%
ABC-Mart, Inc.	8,400	452,710
Acom Co., Ltd.	122,900	306,370
Activia Properties, Inc.	73	218,609
Adastria Co., Ltd.	19,480	328,754
ADEKA Corp.	41,400	700,539
Advance Residence Investment Corp.	109	266,261
Aeon Delight Co., Ltd.	10,800	256,383
AEON Financial Service Co., Ltd.	51,200	518,989
Aeon Hokkaido Corp.	16,800	117,909
Aeon Mall Co., Ltd.	45,230	637,075
AEON REIT Investment Corp.	200	221,046
Ahresty Corp.	79,500	301,102
Ai Holdings Corp.	9,100	153,728
Aica Kogyo Co., Ltd.	20,500	495,752
Aichi Steel Corp.	20,500	363,892
Aida Engineering Ltd.	27,600	173,297
Aiful Corp.	62,600	189,270
Ain Holdings, Inc.	10,500	454,013
Aisan Industry Co., Ltd.	40,200	233,158
Akebono Brake Industry Co., Ltd. *	94,700	112,532
Alconix Corp.	18,400	197,294
Alpen Co., Ltd.	11,300	169,193
Amano Corp.	25,000	457,400
Anritsu Corp.	32,600	312,289
AOKI Holdings, Inc.	44,600	235,160
Aoyama Trading Co., Ltd.	78,100	546,036
Aozora Bank Ltd.	33,900	677,803
Arata Corp.	20,800	674,625
Arcland Sakamoto Co., Ltd.	13,400	150,977
Arcs Co., Ltd.	46,400	784,125
Ariake Japan Co., Ltd.	4,000	134,923
As One Corp.	2,780	124,614
Asahi Diamond Industrial Co., Ltd.	25,800	148,096
Asahi Holdings, Inc.	19,100	300,506
Asahi Intecc Co., Ltd.	10,200	178,951
Asanuma Corp.	8,900	222,993
Asics Corp.	36,100	859,199

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
ASKUL Corp.	15,900	210,174
Autobacs Seven Co., Ltd.	39,800	443,088
Avex, Inc.	19,800	267,415
Axial Retailing, Inc.	13,700	371,440
Azbil Corp.	25,900	730,340
BayCurrent Consulting, Inc.	3,500	148,783
Belc Co., Ltd.	5,400	232,670
Bell System24 Holdings, Inc.	10,800	124,322
Belluna Co., Ltd.	35,600	191,383
Benesse Holdings, Inc.	33,000	504,754
BIPROGY, Inc.	21,600	564,337
BML, Inc.	7,000	174,064
Bunka Shutter Co., Ltd.	32,100	287,541
Calbee, Inc.	26,300	593,963
Canon Electronics, Inc.	11,800	155,073
Canon Marketing Japan, Inc.	25,900	614,748
Capcom Co., Ltd.	11,500	372,644
Cawachi Ltd.	14,900	257,406
Central Glass Co., Ltd.	21,800	481,428
Chudenko Corp.	15,500	255,592
Chugin Financial Group, Inc.	42,900	312,168
Chugoku Marine Paints Ltd.	24,700	188,118
Citizen Watch Co., Ltd.	156,000	742,182
CKD Corp.	18,800	291,159
CMK Corp.	33,800	132,707
Colowide Co., Ltd.	9,900	140,240
Comforia Residential REIT, Inc.	50	111,097
Cosmos Pharmaceutical Corp.	5,070	495,376
Create SD Holdings Co., Ltd.	9,300	253,050
Credit Saison Co., Ltd.	62,100	813,601
CyberAgent, Inc.	58,000	542,413
Daihen Corp.	8,400	274,097
Daiho Corp.	8,300	234,353
Daiichikosho Co., Ltd.	15,300	475,727
Daiken Corp.	12,300	207,828
Daiki Aluminium Industry Co., Ltd.	18,800	208,404
Daikokutenbussan Co., Ltd.	3,600	150,775
Daio Paper Corp.	44,300	341,826
Daiseki Co., Ltd.	6,160	207,585
Daishi Hokuetsu Financial Group, Inc.	10,200	243,354
Daito Pharmaceutical Co., Ltd.	6,500	131,619
Daiwa House REIT Investment Corp.	144	313,306
Daiwa Office Investment Corp.	27	127,143
Daiwa Securities Living Investments Corp.	165	138,057
DCM Holdings Co., Ltd.	69,500	632,486
Dena Co., Ltd.	23,386	327,913
Descente Ltd.	7,352	203,661
Dexerials Corp.	6,600	141,081
Disco Corp.	2,675	803,657
DMG Mori Co., Ltd.	34,500	526,961
Doshisha Co., Ltd.	17,000	222,604
Doutor Nichires Holdings Co., Ltd.	19,800	284,963
DTS Corp.	10,300	252,619
Duskin Co., Ltd.	19,500	455,744
DyDo Group Holdings, Inc.	5,500	200,083
Eagle Industry Co., Ltd.	25,200	221,014
Earth Corp.	5,400	210,827
Eizo Corp.	8,550	238,993
Elecom Co., Ltd.	14,527	152,488
en-japan, Inc.	7,600	144,695
ESPEC Corp.	8,100	126,327
Exedy Corp.	40,800	548,805
Ezaki Glico Co., Ltd.	24,900	695,802
Fancl Corp.	11,700	237,596
FCC Co., Ltd.	35,500	395,472
Food & Life Cos., Ltd.	14,900	331,622
Foster Electric Co., Ltd.	43,598	322,173
FP Corp.	12,060	327,727
Frontier Real Estate Investment Corp.	45	173,528
SECURITY	NUMBER OF SHARES	VALUE ($)
Fudo Tetra Corp.	9,877	117,326
Fuji Co., Ltd.	16,300	232,733
Fuji Corp.	30,738	511,791
Fuji Media Holdings, Inc.	35,600	300,680
Fuji Oil Co., Ltd.	80,100	164,224
Fuji Oil Holdings, Inc.	24,600	390,109
Fuji Seal International, Inc.	26,100	339,211
Fuji Soft, Inc.	5,300	316,344
Fujibo Holdings, Inc.	5,400	134,651
Fujimi, Inc.	2,000	101,430
Fujimori Kogyo Co., Ltd.	9,700	249,050
Fujitec Co., Ltd.	19,500	483,155
Fujitsu General Ltd.	15,810	446,885
Fukuoka Financial Group, Inc.	36,700	846,728
Fukuoka REIT Corp.	117	150,463
Fukuyama Transporting Co., Ltd.	15,199	393,289
Furukawa Co., Ltd.	26,200	267,076
Furuno Electric Co., Ltd.	18,400	131,895
Fuso Chemical Co., Ltd.	4,200	119,335
Futaba Corp.	34,500	148,338
Futaba Industrial Co., Ltd.	140,300	422,342
Fuyo General Lease Co., Ltd.	3,345	229,894
Gakken Holdings Co., Ltd.	16,900	126,852
Geo Holdings Corp.	33,900	495,226
GLOBERIDE, Inc.	6,900	141,470
Glory Ltd.	38,200	668,122
GLP J-REIT	244	276,101
GMO internet group, Inc.	8,800	173,183
Godo Steel Ltd.	12,900	248,674
Goldwin, Inc.	3,600	274,256
Gree, Inc.	18,200	99,033
GungHo Online Entertainment, Inc.	13,650	227,483
Gunze Ltd.	11,800	388,589
H.I.S. Co., Ltd. *	15,300	250,715
H.U. Group Holdings, Inc.	25,600	543,361
Hakuto Co., Ltd.	5,400	189,029
Hamakyorex Co., Ltd.	10,300	257,940
Hamamatsu Photonics K.K.	11,500	614,448
Hazama Ando Corp.	120,000	796,131
Heiwa Corp.	19,500	353,808
Heiwa Real Estate Co., Ltd.	5,300	151,634
Heiwado Co., Ltd.	30,200	504,743
Hikari Tsushin, Inc.	4,750	678,007
Hirata Corp.	4,300	212,750
Hirose Electric Co., Ltd.	4,739	616,943
Hisamitsu Pharmaceutical Co., Inc.	19,800	616,570
Hitachi Zosen Corp.	84,400	558,875
Hogy Medical Co., Ltd.	5,500	142,845
Hokuetsu Corp.	86,800	558,771
Hokuhoku Financial Group, Inc.	64,500	510,837
Hokuto Corp.	9,100	132,265
Horiba Ltd.	11,300	520,395
Hoshizaki Corp.	21,700	780,034
Hosiden Corp.	45,500	551,902
Hosokawa Micron Corp.	4,300	91,705
House Foods Group, Inc.	29,600	631,529
Hulic Co., Ltd.	75,600	621,416
Hulic REIT, Inc.	102	121,917
Ibiden Co., Ltd.	18,400	718,132
Ichikoh Industries Ltd.	35,200	105,331
Idec Corp.	6,000	142,870
IDOM, Inc.	28,800	185,630
Iino Kaiun Kaisha Ltd.	28,500	201,783
Inaba Denki Sangyo Co., Ltd.	31,800	690,882
Inabata & Co., Ltd.	38,200	741,489
Industrial & Infrastructure Fund Investment Corp.	124	137,422
Ines Corp.	10,100	107,679
INFRONEER Holdings, Inc. *	73,386	585,799

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Intage Holdings, Inc.	10,000	120,513
Internet Initiative Japan, Inc.	16,600	311,512
Invincible Investment Corp.	511	217,927
Iriso Electronics Co., Ltd.	5,200	174,502
Iseki & Co., Ltd.	16,365	154,110
Ishihara Sangyo Kaisha Ltd.	26,300	223,900
Ito En Ltd.	11,900	424,589
Itochu Enex Co., Ltd.	58,000	497,141
Itochu Techno-Solutions Corp.	21,700	537,238
Iyogin Holdings, Inc.	66,200	373,618
Izumi Co., Ltd.	34,100	772,084
Jaccs Co., Ltd.	10,900	351,635
JAFCO Group Co., Ltd.	17,800	317,643
Japan Airport Terminal Co., Ltd. *	5,300	276,259
Japan Aviation Electronics Industry Ltd.	23,000	395,134
Japan Display, Inc. *	325,000	110,360
Japan Excellent, Inc.	188	179,401
Japan Hotel REIT Investment Corp.	423	268,049
Japan Lifeline Co., Ltd.	21,800	160,222
Japan Logistics Fund, Inc.	66	150,496
Japan Metropolitan Fund Invest	697	538,840
Japan Petroleum Exploration Co., Ltd.	15,900	515,424
Japan Post Bank Co., Ltd.	88,400	785,423
Japan Prime Realty Investment Corp.	88	238,729
Japan Real Estate Investment Corp.	124	531,649
JEOL Ltd.	3,600	105,711
JM Holdings Co., Ltd.	9,960	140,222
Joshin Denki Co., Ltd.	33,400	513,549
Joyful Honda Co., Ltd.	36,200	520,072
Juki Corp.	29,900	145,297
JVCKenwood Corp.	224,800	627,351
Kadokawa Corp.	11,700	218,922
Kaga Electronics Co., Ltd.	10,500	349,754
Kagome Co., Ltd.	18,100	442,082
Kakaku.com, Inc.	13,400	223,406
Kaken Pharmaceutical Co., Ltd.	13,082	379,717
Kamigumi Co., Ltd.	41,100	840,762
Kanamoto Co., Ltd.	25,400	441,780
Kandenko Co., Ltd.	97,600	655,984
Kansai Paint Co., Ltd.	52,960	745,842
Kanto Denka Kogyo Co., Ltd.	19,700	152,930
Katitas Co., Ltd.	5,361	131,454
Kato Sangyo Co., Ltd.	25,100	697,523
Kawasaki Kisen Kaisha Ltd.	27,200	567,960
Keihan Holdings Co., Ltd.	25,000	672,637
Keikyu Corp.	63,100	653,881
Keisei Electric Railway Co., Ltd.	22,000	641,717
Keiyo Co., Ltd.	20,500	141,628
Kenedix Office Investment Corp.	95	225,678
Kenedix Residential Next Investment Corp.	75	111,785
Kenedix Retail REIT Corp.	62	116,242
KFC Holdings Japan Ltd.	5,800	124,845
KH Neochem Co., Ltd.	11,300	240,851
Kissei Pharmaceutical Co., Ltd.	8,600	169,426
Kitz Corp.	53,800	340,697
Koa Corp.	9,000	131,184
Kobayashi Pharmaceutical Co., Ltd.	7,200	516,903
Koei Tecmo Holdings Co., Ltd.	9,160	166,585
Kohnan Shoji Co., Ltd.	16,400	422,520
Kojima Co., Ltd.	24,300	106,445
Kokusai Pulp & Paper Co., Ltd.	42,500	289,848
Kokuyo Co., Ltd.	43,800	624,550
Komeri Co., Ltd.	21,200	434,895
Konami Group Corp.	12,600	619,586
Kose Corp.	5,400	595,797
Kumagai Gumi Co., Ltd.	28,800	591,864
Kumiai Chemical Industry Co., Ltd.	26,200	177,772
Kura Sushi, Inc.	5,600	130,105
Kureha Corp.	6,300	411,468
SECURITY	NUMBER OF SHARES	VALUE ($)
Kusuri no Aoki Holdings Co., Ltd.	4,700	264,817
KYB Corp.	12,500	354,240
Kyoei Steel Ltd.	23,700	259,077
Kyokuto Kaihatsu Kogyo Co., Ltd.	23,100	265,355
KYORIN Holdings, Inc.	18,700	247,863
Kyoritsu Maintenance Co., Ltd.	4,500	205,533
Kyowa Kirin Co., Ltd.	33,600	749,312
Kyudenko Corp.	25,900	671,317
Kyushu Financial Group, Inc.	110,800	407,245
Lawson, Inc.	19,083	763,058
Life Corp.	18,100	394,848
Lintec Corp.	26,300	455,438
M3, Inc.	11,900	325,381
Mabuchi Motor Co., Ltd.	18,500	529,846
Macnica Holdings, Inc.	32,500	863,741
Makino Milling Machine Co., Ltd.	11,250	403,852
Mandom Corp.	20,000	226,747
Maruha Nichiro Corp.	37,200	706,354
Marui Group Co., Ltd.	37,300	635,612
Maruichi Steel Tube Ltd.	20,200	434,951
Maruwa Co., Ltd.	1,000	127,829
Matsuda Sangyo Co., Ltd.	11,100	202,240
Max Co., Ltd.	14,900	233,114
Maxell Holdings Ltd.	26,600	290,296
MCJ Co., Ltd.	33,300	259,014
Mebuki Financial Group, Inc.	290,176	755,855
Megachips Corp.	5,900	123,191
Megmilk Snow Brand Co., Ltd.	53,000	741,790
Meidensha Corp.	23,100	343,161
Meiko Electronics Co., Ltd.	5,600	125,536
Meitec Corp.	15,600	293,462
Menicon Co., Ltd.	6,800	150,259
METAWATER Co., Ltd.	6,000	79,195
Mimasu Semiconductor Industry Co., Ltd.	7,000	138,844
MIRAIT ONE Corp.	59,700	728,053
Mitsuba Corp.	79,500	313,951
Mitsubishi HC Capital, Inc.	89,600	457,332
Mitsubishi Logisnext Co., Ltd.	41,700	232,544
Mitsubishi Logistics Corp.	20,600	481,038
Mitsui E&S Holdings Co., Ltd. *	58,000	180,511
Mitsui High-Tec, Inc.	1,670	88,063
Mitsui Matsushima Holdings Co., Ltd.	6,800	168,189
Mitsui-Soko Holdings Co., Ltd.	12,800	368,014
Miura Co., Ltd.	16,400	410,382
Mixi, Inc.	27,200	521,853
Mizuho Leasing Co., Ltd.	8,300	220,204
Mizuno Corp.	16,300	369,839
Mochida Pharmaceutical Co., Ltd.	9,500	255,167
Monex Group, Inc.	30,900	109,008
MonotaRO Co., Ltd.	9,700	146,939
Mori Hills Reit Investment Corp.	122	138,633
Mori Trust Sogo REIT, Inc.	116	130,904
Morinaga & Co., Ltd.	15,600	462,553
MOS Food Services, Inc.	6,400	151,800
Musashi Seimitsu Industry Co., Ltd.	25,500	351,424
Nabtesco Corp.	33,100	969,118
Nachi-Fujikoshi Corp.	12,500	377,942
Namura Shipbuilding Co., Ltd. *	37,100	114,921
Nankai Electric Railway Co., Ltd.	30,700	667,099
NEC Networks & System Integration Corp.	21,200	283,114
NET One Systems Co., Ltd.	17,648	478,260
Nexon Co., Ltd.	32,322	779,366
Nichias Corp.	29,400	569,144
Nichicon Corp.	21,200	208,262
Nichiha Corp.	15,900	341,266
Nichi-iko Pharmaceutical Co., Ltd. *	196,472	101,130
Nichireki Co., Ltd.	16,000	171,215
Nifco, Inc.	27,200	706,023
Nihon Chouzai Co., Ltd.	13,672	123,536

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Nihon Kohden Corp.	21,900	575,335
Nihon M&A Center Holdings, Inc.	13,600	139,038
Nihon Parkerizing Co., Ltd.	43,000	317,485
Nikkiso Co., Ltd.	35,900	281,851
Nikkon Holdings Co., Ltd.	30,800	593,014
Nippn Corp.	36,900	461,194
Nippon Accommodations Fund, Inc.	39	175,048
Nippon Building Fund, Inc.	126	550,666
Nippon Carbon Co., Ltd.	4,100	139,629
Nippon Chemi-Con Corp. *	13,900	177,244
Nippon Coke & Engineering Co., Ltd.	143,116	101,614
Nippon Denko Co., Ltd.	46,000	137,424
Nippon Densetsu Kogyo Co., Ltd.	24,100	301,829
Nippon Gas Co., Ltd.	24,000	383,072
Nippon Kanzai Co., Ltd.	6,000	118,161
Nippon Kayaku Co., Ltd.	73,400	681,604
Nippon Paint Holdings Co., Ltd.	70,701	645,463
Nippon Prologis REIT, Inc.	115	260,951
NIPPON REIT Investment Corp.	48	122,232
Nippon Sanso Holdings Corp.	31,600	515,423
Nippon Sheet Glass Co., Ltd. *	127,200	615,729
Nippon Shinyaku Co., Ltd.	6,600	339,676
Nippon Shokubai Co., Ltd.	19,746	835,949
Nippon Signal Co., Ltd.	31,400	252,183
Nippon Soda Co., Ltd.	12,900	421,643
Nippon Television Holdings, Inc.	12,700	102,676
Nippon Thompson Co., Ltd.	30,200	138,411
Nippon Yakin Kogyo Co., Ltd.	9,110	315,679
Nipro Corp.	68,200	547,468
Nishimatsu Construction Co., Ltd.	11,700	365,488
Nishimatsuya Chain Co., Ltd.	19,000	225,622
Nishi-Nippon Financial Holdings, Inc.	57,600	479,433
Nishi-Nippon Railroad Co., Ltd.	26,400	487,543
Nishio Rent All Co., Ltd.	11,100	267,764
Nissha Co., Ltd.	20,900	310,961
Nisshinbo Holdings, Inc.	89,500	669,005
Nissin Electric Co., Ltd.	17,000	176,259
Nitta Corp.	7,600	168,052
Nittetsu Mining Co., Ltd.	8,900	247,841
Nitto Boseki Co., Ltd.	10,200	160,849
Nitto Kogyo Corp.	15,600	292,025
Noevir Holdings Co., Ltd.	3,200	140,912
NOF Corp.	15,500	660,256
Nohmi Bosai Ltd.	10,000	132,599
Nojima Corp.	54,200	581,830
Nomura Co., Ltd.	27,300	196,426
Nomura Real Estate Master Fund, Inc.	508	594,088
Nomura Research Institute Ltd.	28,880	693,339
Noritake Co., Ltd.	9,500	308,003
Noritz Corp.	26,800	309,825
North Pacific Bank Ltd.	98,600	213,955
NS Solutions Corp.	9,700	249,664
NS United Kaiun Kaisha Ltd.	4,600	138,536
NSD Co., Ltd.	11,800	211,997
NTN Corp.	377,803	783,211
NTT UD REIT Investment Corp.	142	144,823
Obic Co., Ltd.	2,800	448,915
Ohsho Food Service Corp.	2,500	116,835
Okamura Corp.	46,800	513,324
Okasan Securities Group, Inc.	60,300	195,035
Oki Electric Industry Co., Ltd.	100,900	569,956
OKUMA Corp.	14,100	571,516
Okumura Corp.	22,500	523,443
Okuwa Co., Ltd.	46,100	326,290
Onoken Co., Ltd.	25,500	306,411
Onward Holdings Co., Ltd.	106,000	270,055
Open House Group Co., Ltd.	12,700	480,444
Optex Group Co., Ltd.	8,300	136,074
Oracle Corp. Japan	5,900	404,190
SECURITY	NUMBER OF SHARES	VALUE ($)
Organo Corp.	7,400	188,103
Orient Corp.	25,960	237,195
Orix JREIT, Inc.	272	374,235
Osaka Soda Co., Ltd.	8,900	290,889
OSG Corp.	27,600	433,179
Outsourcing, Inc.	33,000	256,450
Oyo Corp.	7,900	123,268
Pacific Industrial Co., Ltd.	36,800	305,072
PAL GROUP Holdings Co., Ltd.	8,000	171,569
Paramount Bed Holdings Co., Ltd.	13,100	251,603
Park24 Co., Ltd. *	29,400	498,645
Pasona Group, Inc.	9,500	153,278
Pigeon Corp.	26,300	417,982
Pilot Corp.	10,100	360,491
Plenus Co., Ltd.	2,600	52,694
Pola Orbis Holdings, Inc.	28,400	409,747
Press Kogyo Co., Ltd.	122,400	425,247
Pressance Corp.	9,900	126,665
Prima Meat Packers Ltd.	28,100	476,693
Qol Holdings Co., Ltd.	18,000	162,702
Raito Kogyo Co., Ltd.	17,400	258,229
Rakuten Group, Inc.	140,683	717,264
Relia, Inc.	26,000	293,228
Relo Group, Inc.	16,500	279,616
Resorttrust, Inc.	14,088	257,426
Restar Holdings Corp.	20,900	354,557
Retail Partners Co., Ltd.	38,500	405,509
Riken Corp.	11,703	218,684
Riso Kagaku Corp.	7,900	131,810
Rock Field Co., Ltd.	10,000	122,583
Rohto Pharmaceutical Co., Ltd.	34,200	631,039
Roland DG Corp.	4,900	109,666
Round One Corp.	43,800	161,385
Royal Holdings Co., Ltd. *	8,800	164,463
Ryobi Ltd.	46,500	452,639
Ryoyo Electro Corp.	10,400	185,898
S Foods, Inc.	15,400	351,994
Saizeriya Co., Ltd.	10,500	260,284
Sakai Chemical Industry Co., Ltd.	13,900	195,325
Sakai Moving Service Co., Ltd.	3,700	127,949
Sakata INX Corp.	33,700	283,982
Sakata Seed Corp.	5,300	169,325
SAMTY Co., Ltd.	7,100	112,138
San-A Co., Ltd.	10,000	321,865
Sangetsu Corp.	29,100	511,378
Sanken Electric Co., Ltd.	5,700	323,692
Sanki Engineering Co., Ltd.	31,200	374,623
Sankyo Co., Ltd.	9,700	391,799
Sanoh Industrial Co., Ltd.	26,152	129,817
Sanrio Co., Ltd.	4,968	189,491
Sanyo Chemical Industries Ltd.	6,750	220,104
Sanyo Denki Co., Ltd.	3,600	174,519
Sanyo Special Steel Co., Ltd.	12,200	234,074
Sapporo Holdings Ltd.	25,900	632,506
Sato Holdings Corp.	13,400	218,426
SBI Shinsei Bank Ltd.	14,331	264,325
SBS Holdings, Inc.	4,900	111,891
SCREEN Holdings Co., Ltd.	8,500	633,394
SCSK Corp.	29,328	477,677
Seibu Holdings, Inc.	70,355	789,215
Seiko Holdings Corp.	13,900	313,818
Seiren Co., Ltd.	14,100	258,955
Sekisui House REIT, Inc.	296	161,812
Sekisui Jushi Corp.	11,800	179,098
Senko Group Holdings Co., Ltd.	77,500	599,451
Senshu Ikeda Holdings, Inc.	101,500	200,246
Seven Bank Ltd.	194,400	399,484
Sharp Corp.	95,403	792,996
Shibaura Machine Co., Ltd.	9,600	210,325

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Shima Seiki Manufacturing Ltd.	10,000	151,489
Shindengen Electric Manufacturing Co., Ltd.	5,800	150,639
Shin-Etsu Polymer Co., Ltd.	14,200	141,400
Shinko Electric Industries Co., Ltd.	8,000	225,088
Shinmaywa Industries Ltd.	46,300	385,090
Ship Healthcare Holdings, Inc.	29,500	572,808
Shizuoka Financial Group, Inc.	101,000	855,635
Shizuoka Gas Co., Ltd.	44,300	388,400
SHO-BOND Holdings Co., Ltd.	5,100	217,597
Shochiku Co., Ltd. *	1,450	123,630
Shoei Foods Corp.	5,000	159,840
Showa Sangyo Co., Ltd.	20,600	401,888
Siix Corp.	29,700	320,976
Sinfonia Technology Co., Ltd.	15,200	183,646
SKY Perfect JSAT Holdings, Inc.	75,500	291,454
Skylark Holdings Co., Ltd. *	57,500	684,300
Sodick Co., Ltd.	25,500	148,366
Sotetsu Holdings, Inc.	25,600	437,653
Square Enix Holdings Co., Ltd.	14,600	690,452
St Marc Holdings Co., Ltd.	10,900	146,848
Star Micronics Co., Ltd.	13,800	180,049
Starts Corp., Inc.	13,400	266,466
Sugi Holdings Co., Ltd.	15,500	677,476
Sumida Corp.	16,126	179,613
Sumitomo Bakelite Co., Ltd.	12,000	391,008
Sumitomo Mitsui Construction Co., Ltd.	174,980	565,956
Sumitomo Osaka Cement Co., Ltd.	28,400	747,276
Sumitomo Pharma Co., Ltd.	69,931	491,675
Sumitomo Riko Co., Ltd.	65,755	323,272
Sun Frontier Fudousan Co., Ltd.	13,600	117,236
Suruga Bank Ltd.	106,200	346,624
SWCC Showa Holdings Co., Ltd.	14,000	197,550
Systena Corp.	34,600	111,073
T RAD Co., Ltd.	8,800	183,959
Tachi-S Co., Ltd.	44,700	412,455
Tadano Ltd.	55,000	408,360
Taiho Kogyo Co., Ltd.	25,900	132,370
Taikisha Ltd.	16,700	458,012
Taisho Pharmaceutical Holdings Co., Ltd.	15,600	656,225
Taiyo Holdings Co., Ltd.	7,100	130,978
Takamatsu Construction Group Co., Ltd.	13,800	211,287
Takaoka Toko Co., Ltd.	9,500	154,330
Takara Holdings, Inc.	70,863	575,842
Takara Leben Co., Ltd.	61,000	180,595
Takara Standard Co., Ltd.	36,100	393,967
Takasago Thermal Engineering Co., Ltd.	39,800	577,158
Takeuchi Manufacturing Co., Ltd.	14,100	312,067
Takuma Co., Ltd.	27,500	272,404
Tamura Corp.	35,600	202,973
Tanseisha Co., Ltd.	23,800	132,160
TBS Holdings, Inc.	17,000	198,465
TechnoPro Holdings, Inc.	12,600	392,303
T-Gaia Corp.	17,600	224,843
The 77 Bank Ltd.	20,000	357,188
The Awa Bank Ltd.	10,900	183,441
The Bank of Kyoto Ltd.	8,200	381,531
The Chiba Bank Ltd.	114,900	869,380
The Gunma Bank Ltd.	146,100	569,908
The Hachijuni Bank Ltd.	118,300	513,820
The Hyakugo Bank Ltd.	61,500	198,622
The Hyakujushi Bank Ltd.	11,000	172,872
The Japan Steel Works Ltd.	17,800	379,208
The Japan Wool Textile Co., Ltd.	33,400	248,675
The Keiyo Bank Ltd.	44,500	211,372
The Kiyo Bank Ltd.	16,900	214,825
The Musashino Bank Ltd.	12,100	212,347
The Nanto Bank Ltd.	10,900	226,104
The Nisshin Oillio Group Ltd.	20,100	493,728
The Ogaki Kyoritsu Bank Ltd.	12,400	185,930
SECURITY	NUMBER OF SHARES	VALUE ($)
The Okinawa Electric Power Co., Inc. *	47,082	391,563
The San-in Godo Bank Ltd.	41,400	257,512
The Shiga Bank Ltd.	10,400	216,474
The Sumitomo Warehouse Co., Ltd.	19,000	292,543
THK Co., Ltd.	36,900	783,104
TKC Corp.	5,900	168,115
Toa Corp.	9,700	187,911
Toagosei Co., Ltd.	65,600	595,316
Tocalo Co., Ltd.	15,100	144,650
Toda Corp.	127,700	696,538
Toei Co., Ltd.	1,300	171,873
Toho Co., Ltd.	17,300	638,949
Toho Zinc Co., Ltd.	10,700	179,587
Tokai Carbon Co., Ltd.	71,500	616,876
TOKAI Holdings Corp.	60,700	404,905
Tokai Rika Co., Ltd.	61,569	714,668
Tokai Tokyo Financial Holdings, Inc.	54,800	159,726
Token Corp.	5,050	305,404
Tokyo Century Corp.	13,800	485,224
Tokyo Ohka Kogyo Co., Ltd.	6,100	300,647
Tokyo Seimitsu Co., Ltd.	10,600	364,957
Tokyo Steel Manufacturing Co., Ltd.	27,800	302,473
Tokyo Tatemono Co., Ltd.	52,600	652,109
Tokyo Tekko Co., Ltd.	16,200	211,446
Tokyu Construction Co., Ltd.	74,100	377,134
Tokyu REIT, Inc.	85	128,080
Tomy Co., Ltd.	41,400	408,589
Topcon Corp.	25,100	327,092
Topre Corp.	55,400	540,425
Toshiba TEC Corp.	10,200	290,252
Totetsu Kogyo Co., Ltd.	18,400	380,350
Towa Pharmaceutical Co., Ltd.	10,200	161,042
Toyo Construction Co., Ltd.	41,100	270,066
Toyo Ink SC Holdings Co., Ltd.	30,800	442,402
Toyo Tire Corp.	61,100	730,968
Toyobo Co., Ltd.	87,700	698,154
Toyota Boshoku Corp.	52,400	777,191
TPR Co., Ltd.	38,000	385,316
Trancom Co., Ltd.	3,900	223,459
Transcosmos, Inc.	11,900	310,660
Trend Micro, Inc.	14,200	703,099
Trusco Nakayama Corp.	21,300	348,963
TSI Holdings Co., Ltd.	100,300	404,839
Tsubaki Nakashima Co., Ltd.	22,300	195,585
Tsubakimoto Chain Co.	25,100	600,861
Tsugami Corp.	15,600	172,697
Tsumura & Co.	18,490	395,354
TV Asahi Holdings Corp.	16,490	170,655
UACJ Corp.	28,130	528,180
Uchida Yoko Co., Ltd.	5,000	181,664
Ulvac, Inc.	14,600	683,017
Unipres Corp.	77,900	465,933
United Arrows Ltd.	20,800	280,886
United Super Markets Holdings, Inc.	70,400	614,790
United Urban Investment Corp.	384	436,954
Unitika Ltd. *	63,386	119,557
Ushio, Inc.	33,200	445,031
USS Co., Ltd.	26,673	438,722
UT Group Co., Ltd.	5,600	114,071
V Technology Co., Ltd.	6,400	132,568
Valor Holdings Co., Ltd.	45,900	661,464
Valqua Ltd.	6,600	162,793
VT Holdings Co., Ltd.	55,000	211,742
Wacoal Holdings Corp.	28,500	535,817
Wacom Co., Ltd.	31,300	154,578
Wakita & Co., Ltd.	24,800	231,328
Warabeya Nichiyo Holdings Co., Ltd.	21,500	326,113
Welcia Holdings Co., Ltd.	30,300	677,225
World Co., Ltd. *	17,600	183,603

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Xebio Holdings Co., Ltd.	33,014	235,611
Yamaguchi Financial Group, Inc.	71,000	491,061
Yamato Kogyo Co., Ltd.	9,800	371,436
Yamazen Corp.	67,400	552,080
Yaoko Co., Ltd.	8,592	448,539
Yellow Hat Ltd.	19,800	271,458
Yodogawa Steel Works Ltd.	20,200	430,418
Yokogawa Bridge Holdings Corp.	16,700	257,762
Yokohama Reito Co., Ltd.	29,300	246,785
Yokowo Co., Ltd.	7,800	134,908
Yondoshi Holdings, Inc.	8,500	117,450
Yoshinoya Holdings Co., Ltd.	14,900	273,231
Yuasa Trading Co., Ltd.	18,500	527,161
Zenkoku Hosho Co., Ltd.	6,300	245,371
Zenrin Co., Ltd.	16,900	105,061
Zensho Holdings Co., Ltd.	20,000	510,504
Zeon Corp.	65,000	639,373
ZERIA Pharmaceutical Co., Ltd.	9,300	155,242
Zojirushi Corp.	14,700	187,958
ZOZO, Inc.	8,800	228,124
		210,543,799

Luxembourg 0.0%
Espirito Santo Financial Group S.A. *(a)	69,773	0

Netherlands 1.5%
Adyen N.V. *	255	385,536
AMG Advanced Metallurgical Group N.V.	4,002	156,329
Arcadis N.V.	14,576	632,897
ASM International N.V.	2,327	787,005
Basic-Fit N.V. *(b)	3,734	122,697
BE Semiconductor Industries N.V.	6,758	483,375
Corbion N.V.	12,306	473,548
Eurocommercial Properties N.V. CVA	9,488	237,589
Flow Traders Ltd.	8,590	220,952
ForFarmers N.V.	64,799	218,472
Fugro N.V. CVA *	23,907	318,341
Heijmans N.V. CVA	13,209	160,225
IMCD N.V.	4,440	703,881
JDE Peet's N.V.	12,488	374,302
Koninklijke BAM Groep N.V. *	156,223	398,151
Koninklijke Vopak N.V.	20,699	623,673
OCI N.V. *	9,527	324,303
PostNL N.V.	199,479	417,670
Prosus N.V. *	5,455	440,465
Sligro Food Group N.V.	19,205	369,136
TKH Group N.V.	11,909	540,492
TomTom N.V. *	13,550	96,303
Van Lanschot Kempen N.V.	6,756	194,397
Wereldhave N.V.	15,001	225,343
		8,905,082

New Zealand 1.0%
Auckland International Airport Ltd. *	80,937	445,440
Chorus Ltd.	82,933	448,804
Contact Energy Ltd.	163,947	824,515
EBOS Group Ltd.	20,838	580,897
Fisher & Paykel Healthcare Corp., Ltd.	42,140	691,567
Freightways Ltd.	22,330	137,588
Genesis Energy Ltd.	173,892	322,358
Infratil Ltd.	40,692	234,265
KMD Brands Ltd.	181,160	124,509
Mainfreight Ltd.	8,679	401,707
Mercury NZ Ltd.	100,063	388,740
Meridian Energy Ltd.	200,948	694,517
SECURITY	NUMBER OF SHARES	VALUE ($)
Ryman Healthcare Ltd.	30,836	137,718
The a2 Milk Co., Ltd. *	90,099	432,117
		5,864,742

Norway 1.7%
Aker A.S.A., A Shares	3,292	238,035
Aker BP A.S.A.	34,601	1,053,978
Aker Solutions A.S.A.	61,817	244,379
Atea A.S.A. *	31,001	349,684
Austevoll Seafood A.S.A.	30,184	299,022
Bakkafrost P/F	5,485	340,352
Borregaard A.S.A.	13,222	203,846
BW LPG Ltd.	31,417	260,016
BW Offshore Ltd.	53,880	144,172
DNO A.S.A.	183,465	226,342
Elkem A.S.A. *	84,777	300,296
Elmera Group A.S.A.	65,313	96,741
Europris A.S.A.	38,500	248,040
Gjensidige Forsikring A.S.A.	25,828	464,218
Grieg Seafood A.S.A.	12,350	110,629
Kongsberg Automotive A.S.A. *	618,397	161,499
Kongsberg Gruppen A.S.A.	7,080	281,867
Leroy Seafood Group A.S.A.	61,414	361,662
Norske Skog A.S.A. *	23,903	164,603
Odfjell Drilling Ltd. *	49,642	132,427
Odfjell Technology Ltd. *	6,229	22,616
PGS A.S.A. *	798,199	687,944
Salmar A.S.A.	7,631	354,839
Schibsted A.S.A., A Shares	8,042	175,628
Schibsted A.S.A., B Shares	7,247	151,498
SpareBank 1 Nord Norge	27,211	253,277
SpareBank 1 SMN	27,449	350,051
SpareBank 1 SR-Bank A.S.A.	42,466	492,363
Storebrand A.S.A.	65,826	573,052
TGS A.S.A.	33,631	556,832
Tomra Systems A.S.A.	15,014	265,047
Veidekke A.S.A.	33,667	347,628
Wallenius Wilhelmsen A.S.A.	29,275	277,822
XXL A.S.A.	233,959	86,771
		10,277,176

Poland 1.1%
Alior Bank S.A. *	46,868	425,856
Allegro.eu S.A. *	24,596	171,202
Asseco Poland S.A.	28,551	502,462
Bank Millennium S.A. *	162,068	192,920
CD Projekt S.A.	4,434	143,080
Ciech S.A.	18,947	210,273
Cyfrowy Polsat S.A.	119,955	509,353
Dino Polska S.A. *	2,331	211,176
Enea S.A. *	318,400	496,833
Eurocash S.A. *	83,261	286,787
Grupa Azoty S.A. *	36,599	384,660
Jastrzebska Spolka Weglowa S.A. *	31,232	487,666
Kernel Holding S.A. *	85,947	367,064
KRUK S.A.	2,320	188,509
LPP S.A.	110	257,663
mBank S.A. *	2,904	214,091
Orange Polska S.A.	340,791	550,167
Pepco Group N.V. *	13,382	129,785
Santander Bank Polska S.A.	6,684	444,367
Tauron Polska Energia S.A. *	1,166,225	636,371
		6,810,285

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Portugal 0.3%
CTT-Correios de Portugal S.A.	44,271	171,251
EDP Renovaveis S.A.	11,516	250,485
NOS, SGPS S.A.	100,981	433,036
REN - Redes Energeticas Nacionais, SGPS, S.A.	104,891	288,290
Sonae, SGPS, S.A.	506,836	516,606
The Navigator Co., S.A.	82,777	289,809
		1,949,477

Republic of Korea 8.3%
AK Holdings, Inc. *	11,709	175,631
AMOREPACIFIC Group *	17,326	580,035
Asiana Airlines, Inc. *	23,686	295,955
BGF retail Co., Ltd. *	2,332	353,462
BH Co., Ltd.	6,216	104,417
Binggrae Co., Ltd. *	3,739	125,564
Celltrion Healthcare Co., Ltd.	2,616	122,430
Celltrion, Inc.	3,921	517,498
Cheil Worldwide, Inc.	22,272	398,017
Chong Kun Dang Pharmaceutical Corp. *	2,509	166,609
CJ ENM Co., Ltd. *	5,893	515,513
CJ Logistics Corp. *	5,224	383,769
Com2uS Corp.	3,460	188,364
Daehan Flour Mill Co., Ltd. *	1,192	144,757
Daesang Corp. *	17,323	299,682
Daesang Holdings Co., Ltd. *	20,507	128,843
Daewoo Engineering & Construction Co., Ltd. *	113,835	445,188
Daewoo Shipbuilding & Marine Engineering Co., Ltd. *	34,582	653,117
Daou Data Corp.	12,257	494,924
Daou Technology, Inc. *	16,012	298,944
DB HiTek Co., Ltd. *	6,435	238,705
DGB Financial Group, Inc. *	87,703	568,170
DL Holdings Co., Ltd. *	5,032	250,353
Dongjin Semichem Co., Ltd.	4,279	117,329
Dongkuk Steel Mill Co., Ltd. *	48,820	544,582
Dongwon F&B Co., Ltd. *	1,109	147,892
Dongwon Industries Co., Ltd. *	5,184	194,242
Doosan Bobcat, Inc.	9,676	274,588
Doosan Co., Ltd. *	6,091	461,870
E1 Corp. *	5,564	214,179
Easy Holdings Co., Ltd.	44,863	106,524
Fila Holdings Corp.	17,851	563,823
Gradiant Corp. *	11,223	144,337
Green Cross Corp. *	1,129	118,718
Green Cross Holdings Corp. *	9,342	128,781
GS Global Corp. *	67,480	134,353
GS Retail Co., Ltd. *	24,277	570,557
Halla Holdings Corp. *	5,416	135,377
Handsome Co., Ltd. *	8,211	182,996
Hanjin Transportation Co., Ltd. *	13,280	237,733
Hankook & Co. Co., Ltd. *	11,166	122,314
Hanmi Pharm Co., Ltd. *	594	124,098
Hanon Systems	48,103	358,858
Hansae Co., Ltd.	8,074	107,169
Hanshin Construction Co., Ltd. *	15,122	113,064
Hansol Chemical Co., Ltd. *	859	148,113
Hansol Holdings Co., Ltd. *	54,135	148,650
Hansol Paper Co., Ltd.	21,032	223,906
Hansol Technics Co., Ltd. *	26,769	126,020
Hanssem Co., Ltd.	3,913	165,348
Hanwha Aerospace Co., Ltd. *	9,222	604,853
Hanwha General Insurance Co., Ltd. *	123,294	432,595
Hanwha Life Insurance Co., Ltd. *	342,384	764,766
Harim Holdings Co., Ltd. *	40,065	284,747
SECURITY	NUMBER OF SHARES	VALUE ($)
HDC Holdings Co., Ltd. *	44,786	222,889
HDC Hyundai Development Co-Engineering & Construction, Class E *	60,259	543,781
Heungkuk Fire & Marine Insurance Co., Ltd. *	82,251	237,531
Hite Jinro Co., Ltd. *	8,049	172,510
HJ Shipbuilding & Construction Co., Ltd. *	24,114	77,360
HL Mando Co., Ltd. *	16,233	590,401
HMM Co., Ltd. *	11,490	204,333
Hotel Shilla Co., Ltd.	7,051	455,658
HS Industries Co., Ltd. *	41,646	139,927
Hyosung Advanced Materials Corp. *	480	150,294
Hyosung Chemical Corp. *	1,199	115,637
Hyosung Corp. *	4,325	248,362
Hyosung Heavy Industries Corp. *	4,200	246,442
Hyosung TNC Corp. *	1,348	455,975
Hyundai Construction Equipment Co., Ltd. *	10,043	483,604
Hyundai Corp. *	13,114	177,226
Hyundai Department Store Co., Ltd. *	8,383	420,585
Hyundai Doosan Infracore Co., Ltd.	50,341	319,132
Hyundai Elevator Co., Ltd. *	9,373	227,654
Hyundai Greenfood Co., Ltd. *	53,731	320,112
Hyundai Heavy Industries Co., Ltd.	2,073	188,172
Hyundai Home Shopping Network Corp. *	5,444	247,928
Hyundai Mipo Dockyard Co., Ltd.	5,078	333,475
Hyundai Rotem Co., Ltd. *	8,564	192,890
Hyundai Wia Corp. *	14,261	623,505
iMarketKorea, Inc.	26,749	223,206
Innocean Worldwide, Inc.	4,154	151,335
INTOPS Co., Ltd.	5,424	127,335
IS Dongseo Co., Ltd. *	5,617	159,445
JB Financial Group Co., Ltd.	66,293	547,728
Kakao Corp.	7,885	396,909
Kangwon Land, Inc. *	20,761	397,820
KCC Corp.	1,608	309,811
KCC Glass Corp.	4,054	130,181
KEPCO Plant Service & Engineering Co., Ltd. *	8,478	239,206
KISWIRE Ltd. *	10,038	169,007
KIWOOM Securities Co., Ltd. *	3,226	258,675
Kolmar Korea Co., Ltd. *	3,684	133,675
Kolon Corp. *	8,794	160,030
Kolon Industries, Inc. *	12,972	483,124
Korea Aerospace Industries Ltd. *	7,721	302,968
Korea Electric Terminal Co., Ltd.	4,013	178,207
Korea Investment Holdings Co., Ltd. *	10,189	519,942
Korea Petrochemical Ind Co., Ltd. *	3,086	416,318
Korean Reinsurance Co. *	64,865	397,631
Krafton, Inc. *	1,877	275,675
Kukdo Chemical Co., Ltd. *	3,040	105,535
Kumho Petrochemical Co., Ltd. *	6,876	827,011
Kumho Tire Co., Inc. *	68,001	175,377
KUMHOE&C Co., Ltd. *	21,926	129,739
Kwang Dong Pharmaceutical Co., Ltd. *	27,275	133,411
LF Corp.	18,000	251,888
LG Hausys Ltd. *	9,451	300,179
LG HelloVision Co., Ltd.	31,510	119,966
Lotte Chilsung Beverage Co., Ltd. *	1,224	159,226
Lotte Corp. *	10,331	272,306
LOTTE Fine Chemical Co., Ltd. *	6,345	296,383
LOTTE Himart Co., Ltd. *	32,810	363,093
LS Corp. *	15,385	884,346
LS Electric Co., Ltd. *	8,079	351,468
LX International Corp. *	22,420	641,807
LX Semicon Co., Ltd.	1,719	113,034
Maeil Dairies Co., Ltd. *	2,639	108,985
Mcnex Co., Ltd.	3,867	95,999
Meritz Financial Group, Inc. *	9,796	343,029

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Meritz Fire & Marine Insurance Co., Ltd. *(a)	23,983	1,060,544
Meritz Securities Co., Ltd. *	69,364	362,095
Mirae Asset Securities Co., Ltd. *	70,903	393,609
Namhae Chemical Corp. *	14,339	107,611
Namyang Dairy Products Co., Ltd. *	586	239,600
Netmarble Corp. *	2,862	142,553
Nexen Tire Corp. *	34,744	189,542
NH Investment & Securities Co., Ltd. *	36,118	270,624
NHN Corp. *	7,343	174,687
NICE Holdings Co., Ltd. *	14,555	158,584
NongShim Co., Ltd.	1,485	414,053
OCI Co., Ltd.	6,511	478,170
Orion Corp. *	5,315	537,990
Orion Holdings Corp. *	12,737	161,729
Ottogi Corp. *	599	231,613
Pan Ocean Co., Ltd. *	55,594	273,857
Partron Co., Ltd.	22,592	159,599
PHA Co., Ltd. *	18,012	106,010
Poongsan Corp. *	18,529	544,972
POSCO Chemical Co., Ltd.	969	177,617
Power Logics Co., Ltd. *	23,780	97,279
S-1 Corp.	7,674	359,057
Samchully Co., Ltd. *	1,936	768,232
Samsung Card Co., Ltd.	14,652	361,285
Samsung Engineering Co., Ltd. *	33,993	717,390
Samsung Heavy Industries Co., Ltd. *	124,873	590,124
Samsung Securities Co., Ltd.	13,699	372,909
SAMT Co., Ltd. *	42,261	93,099
Samyang Corp. *	4,259	142,350
Samyang Holdings Corp. *	5,267	308,648
Seah Besteel Holdings Corp. *	14,894	199,533
Sebang Global Battery Co., Ltd. *	4,845	187,398
Seohan Co., Ltd. *	143,013	134,405
Seohee Construction Co., Ltd.	142,220	137,077
Seoul Semiconductor Co., Ltd. *	21,708	189,252
Seoyon Co., Ltd. *	19,098	117,660
Seoyon E-Hwa Co., Ltd. *	20,753	149,934
SFA Engineering Corp.	8,335	253,898
Shinsegae, Inc.	3,644	687,810
SK Chemicals Co., Ltd.	2,145	146,572
SK Discovery Co., Ltd.	10,341	267,916
SK Gas Ltd.	2,550	253,205
SK Networks Co., Ltd. *	211,207	698,838
SKC Co., Ltd. *	2,799	218,200
SL Corp. *	6,852	143,700
SNT Motiv Co., Ltd.	4,585	170,712
Songwon Industrial Co., Ltd. *	7,801	120,440
SSANGYONG C&E Co., Ltd.	25,986	121,732
Sungwoo Hitech Co., Ltd. *	73,472	301,853
Taekwang Industrial Co., Ltd. *	653	394,193
TKG Huchems Co., Ltd. *	8,931	143,084
Tongyang Life Insurance Co., Ltd. *	26,476	102,946
Tongyang, Inc. *	158,044	142,232
WONIK IPS Co., Ltd. *	6,953	175,732
Young Poong Corp. *	407	206,671
Youngone Corp. *	11,708	416,372
Yuhan Corp. *	7,157	304,641
		50,880,160

Singapore 1.5%
CapitaLand Ascendas REIT	274,821	604,779
CapitaLand Ascott Trust	256,800	217,698
CapitaLand China Trust	143,800	137,122
CapitaLand Integrated Commercial Trust	273,001	446,666
Capitaland Investment Ltd.	108,798	329,616
City Developments Ltd.	85,400	542,019
Cromwell European Real Estate Investment Trust	61,200	107,119
SECURITY	NUMBER OF SHARES	VALUE ($)
First Resources Ltd.	111,500	130,677
Frasers Logistics & Commercial Trust	145,900	140,428
Genting Singapore Ltd.	1,161,400	879,597
Hutchison Port Holdings Trust, Class U	2,868,300	590,158
Keppel Infrastructure Trust	755,000	331,041
Manulife US Real Estate Investment Trust	222,300	73,542
Mapletree Industrial Trust	120,366	218,747
Mapletree Logistics Trust	177,532	229,512
Mapletree Pan Asia Commercial Trust	176,192	245,158
NetLink NBN Trust	275,400	183,668
Olam Group Ltd.	458,200	557,096
SATS Ltd. *	110,949	256,038
Sembcorp Industries Ltd.	199,500	550,156
Sembcorp Marine Ltd. *	2,396,960	260,223
Singapore Exchange Ltd.	73,400	516,994
Singapore Post Ltd.	535,300	228,680
Singapore Technologies Engineering Ltd.	257,200	723,128
Suntec Real Estate Investment Trust	171,300	183,144
UOL Group Ltd.	84,901	452,995
		9,136,001

Spain 1.4%
Abengoa S.A., B Shares *(a)	66,135,341	0
Almirall S.A.	11,939	120,299
Applus Services S.A.	53,289	408,980
Atresmedia Corp de Medios de Comunicaion S.A.	39,930	148,860
Bankinter S.A.	105,027	757,770
Caja de Ahorros del Mediterraneo *(a)	5,382	0
Cellnex Telecom S.A. *	13,664	535,465
Cia de Distribucion Integral Logista Holdings S.A.	15,298	414,475
Cie Automotive S.A.	12,380	367,743
Construcciones y Auxiliar de Ferrocarriles S.A.	5,819	187,410
Ebro Foods S.A.	30,082	516,779
Ence Energia y Celulosa S.A.	45,335	149,394
Faes Farma S.A.	51,498	193,030
Fluidra S.A.	11,148	196,807
Gestamp Automocion S.A.	106,174	468,794
Grupo Catalana Occidente S.A.	12,752	395,268
Indra Sistemas S.A.	29,969	365,931
Inmobiliaria Colonial Socimi S.A.	32,288	235,501
Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros	145,837	151,985
Mediaset Espana Comunicacion S.A. *	88,116	315,714
Melia Hotels International S.A. *	31,090	207,023
Merlin Properties Socimi S.A.	39,292	383,988
Obrascon Huarte Lain S.A. *	245,919	149,258
Prosegur Cia de Seguridad S.A.	195,866	443,307
Sacyr S.A.	143,549	441,589
Tecnicas Reunidas S.A. *	18,774	225,539
Unicaja Banco S.A.	197,539	242,805
Viscofan S.A.	7,802	502,844
		8,526,558

Sweden 3.4%
AAK AB	30,313	523,196
AddTech AB, B Shares	12,932	206,515
AFRY AB	26,853	484,764
Ambea AB	28,168	105,739
Arjo AB, B Shares	43,307	168,053
Attendo AB *	65,706	165,177
Axfood AB	18,178	468,188
Beijer Alma AB	7,737	153,427
Beijer Ref AB (b)	13,867	213,925
Betsson AB, B Shares *	47,376	392,712

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Bilia AB, A Shares	29,154	336,857
BillerudKorsnas AB	59,225	688,031
Bonava AB, B Shares	87,569	267,036
Bravida Holding AB	40,676	449,648
Byggmax Group AB *	27,651	112,637
Castellum AB	30,686	421,045
Clas Ohlson AB, B Shares	16,130	107,553
Cloetta AB, B Shares	82,323	171,460
Concentric AB	5,633	119,732
Coor Service Management Holding AB	29,524	188,641
Dometic Group AB	84,605	533,186
Dustin Group AB *	25,388	85,568
Electrolux Professional AB, B Shares	31,423	146,419
Elekta AB, B Shares	69,991	509,450
EQT AB	6,038	136,246
Evolution AB	2,730	306,828
Fabege AB	22,287	210,639
Fastighets AB Balder, B Shares *	34,652	178,535
Fingerprint Cards AB, B Shares *	229,573	65,704
Getinge AB, B Shares	29,367	661,567
Granges AB	36,064	301,652
Hexpol AB	51,811	559,707
Holmen AB, B Shares	14,838	612,002
Hufvudstaden AB, A Shares	7,175	108,057
Indutrade AB	21,477	476,944
Intrum AB	24,218	313,419
Investment AB Latour, B Shares	7,110	150,013
Inwido AB	16,108	175,548
JM AB	28,517	531,618
Kinnevik AB, B Shares *	39,696	613,587
L E Lundbergfortagen AB, B Shares	10,009	463,489
Lifco AB, B Shares	13,481	247,650
Lindab International AB	16,194	229,686
Loomis AB	25,050	744,922
MEKO AB	15,340	170,019
Modern Times Group MTG AB, B Shares *	12,684	112,294
Mycronic AB	9,943	212,538
NCC AB, B Shares	47,115	466,102
Neobo Fastigheter AB *(a)	6,580	12,301
New Wave Group AB, B Shares	8,302	186,805
Nibe Industrier AB, B Shares	53,775	580,999
Nobia AB	109,514	191,129
Nolato AB, B Shares	29,906	180,608
Pandox AB *	13,380	184,215
Peab AB, B Shares	99,478	620,787
Ratos AB, B Shares	73,012	294,458
Resurs Holding AB	78,024	207,757
Saab AB, B Shares	18,797	769,520
Samhallsbyggnadsbolaget i Norden AB	65,800	120,209
Samhallsbyggnadsbolaget i Norden AB, Class D	4,738	9,354
Scandi Standard AB *	38,380	184,061
Scandic Hotels Group AB *	46,373	170,954
Sweco AB, B Shares	32,955	357,489
Swedish Orphan Biovitrum AB *	14,976	333,973
Tethys Oil AB	22,013	132,494
Thule Group AB	14,185	339,926
Viaplay Group AB, B Shares *	9,810	242,212
VNV Global AB *	40,606	111,561
Wallenstam AB, B Shares	25,678	117,879
Wihlborgs Fastigheter AB	27,555	226,864
		20,643,280

Switzerland 2.7%
Allreal Holding AG	2,334	400,038
ALSO Holding AG *	1,336	272,136
ams-OSRAM AG *	53,485	499,660
Arbonia AG	13,179	184,734
SECURITY	NUMBER OF SHARES	VALUE ($)
Aryzta AG *	386,579	526,377
Autoneum Holding AG	1,687	225,120
Banque Cantonale Vaudoise	3,310	314,639
Belimo Holding AG	674	355,498
BKW AG	2,928	421,053
Bucher Industries AG	1,513	689,423
Burckhardt Compression Holding AG	306	189,458
Bystronic AG	478	359,188
Cembra Money Bank AG	5,434	482,466
Comet Holding AG	572	132,224
Daetwyler Holding AG	768	162,882
dormakaba Holding AG	825	344,666
Emmi AG	373	347,504
EMS-Chemie Holding AG	666	496,490
Flughafen Zuerich AG *	2,661	484,818
Forbo Holding AG	225	296,039
Galenica AG	11,109	868,808
Helvetia Holding AG	6,942	868,433
Huber & Suhner AG	3,531	338,634
Implenia AG *	7,467	313,663
Inficon Holding AG	195	204,166
Interroll Holding AG	58	180,663
Kardex Holding AG	658	128,242
Komax Holding AG	552	181,616
Landis & Gyr Group AG *	6,264	461,479
Mobimo Holding AG	858	220,628
OC Oerlikon Corp. AG	65,933	452,679
PSP Swiss Property AG	2,914	363,270
Rieter Holding AG	954	110,715
Schweiter Technologies AG	311	274,509
SFS Group AG	3,340	384,282
Siegfried Holding AG *	308	226,265
Softwareone Holding AG *	25,134	405,823
St. Galler Kantonalbank AG	307	168,231
Stadler Rail AG (b)	8,498	325,043
Straumann Holding AG	3,325	435,365
Sulzer AG	3,677	313,110
Tecan Group AG	731	306,782
Temenos AG	4,850	346,196
u-blox Holding AG *	1,384	165,542
Valiant Holding AG	2,485	283,943
VAT Group AG	1,408	438,316
Vontobel Holding AG	3,814	270,119
Zehnder Group AG	2,642	196,640
Zur Rose Group AG *	1,967	74,213
		16,491,788

United Kingdom 8.9%
4imprint Group plc	4,076	230,631
888 Holdings plc *	82,875	74,017
Airtel Africa plc	105,512	152,324
Ascential plc *	43,088	142,789
Ashmore Group plc	96,187	316,816
Assura plc	156,282	107,415
Aston Martin Lagonda Global Holdings plc *(b)	53,918	110,180
Auto Trader Group plc	47,054	365,068
Babcock International Group plc *	89,812	339,315
Bank of Georgia Group plc	8,109	266,925
Beazley plc	67,488	555,386
Big Yellow Group plc	9,961	148,570
Bodycote plc	57,381	460,531
Britvic plc	51,068	489,193
C&C Group plc *	98,515	195,779
Capita plc *	800,981	276,299
Capricorn Energy plc *	41,040	122,847
Card Factory plc *	366,211	428,909
Carnival plc *	64,037	611,824

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Centamin plc	553,409	758,649
Chemring Group plc	49,439	171,881
Clarkson plc	3,516	133,292
Close Brothers Group plc	39,111	467,232
Coats Group plc	371,302	333,873
Computacenter plc	16,254	446,700
ConvaTec Group plc	220,881	640,658
Cranswick plc	16,009	628,021
Crest Nicholson Holdings plc	157,573	474,151
De La Rue plc *	134,583	110,503
Dechra Pharmaceuticals plc	4,630	164,208
Derwent London plc	8,558	272,998
Diploma plc	8,770	296,666
DiscoverIE Group plc	13,784	146,285
Diversified Energy Co., plc	90,111	123,260
Domino's Pizza Group plc	50,833	196,782
Dr. Martens plc	68,998	132,239
Dunelm Group plc	23,082	331,520
easyJet plc *	136,053	828,778
Elementis plc *	194,386	300,475
Endeavour Mining plc	12,182	287,438
EnQuest plc *	837,915	226,546
Essentra plc	111,232	297,257
FDM Group Holdings plc	12,137	117,460
Ferrexpo plc	227,648	445,379
Forterra plc	57,311	150,850
Frasers Group plc *	33,313	322,215
Fresnillo plc	41,306	419,580
Games Workshop Group plc	3,100	359,578
Genuit Group plc	45,680	184,155
Genus plc	5,917	212,225
Grafton Group plc	75,920	861,764
Grainger plc	68,120	218,017
Great Portland Estates plc	26,793	188,116
Greencore Group plc *	262,237	258,154
Greggs plc	14,938	498,809
Halfords Group plc	132,719	335,753
Halma plc	27,088	721,192
Hammerson plc	865,286	286,320
Harbour Energy plc	59,218	229,044
Hargreaves Lansdown plc	41,956	461,903
Hikma Pharmaceuticals plc	40,403	854,689
Hill & Smith plc	17,157	266,515
Hilton Food Group plc	18,639	152,122
Hiscox Ltd.	36,816	512,411
Hochschild Mining plc	231,507	195,581
Howden Joinery Group plc	95,114	811,587
Ibstock plc	113,219	235,335
IG Group Holdings plc	71,713	705,102
Indivior plc *	8,945	214,782
Intermediate Capital Group plc	30,224	520,077
Intu Properties plc *(a)	204,586	0
Investec plc	110,908	707,729
IWG plc *	271,470	622,799
J.D. Sports Fashion plc	352,442	710,389
J.D. Wetherspoon plc *	34,710	195,319
Jupiter Fund Management plc	253,439	437,433
Just Group plc	592,723	599,571
Kier Group plc *	409,704	345,996
Lancashire Holdings Ltd.	38,417	296,545
LondonMetric Property plc	36,724	85,569
LSL Property Services plc	35,276	114,814
Man Group plc	286,196	880,469
Mapeley Ltd. *(a)	2,199	0
Marshalls plc	41,885	175,466
Marston's plc *	445,019	239,647
Mediclinic International plc	89,522	547,730
Mitchells & Butlers plc *	136,709	277,781
Mitie Group plc	292,113	280,902
SECURITY	NUMBER OF SHARES	VALUE ($)
Moneysupermarket.com Group plc	139,603	410,997
Morgan Advanced Materials plc	83,879	325,539
Morgan Sindall Group plc	19,287	390,434
National Express Group plc *	256,303	422,198
NewRiver REIT plc	143,644	155,662
Ocado Group plc *	27,394	219,217
OSB Group plc	44,836	302,279
Oxford Instruments plc	5,103	147,529
Pagegroup plc	90,704	510,629
Paragon Banking Group plc	46,036	341,100
PayPoint plc	22,943	146,518
Petrofac Ltd. *(b)	246,294	252,631
Pets at Home Group plc	117,481	511,068
Playtech plc *	88,284	614,951
Plus500 Ltd.	29,628	679,034
Premier Foods plc	198,057	271,591
Primary Health Properties plc	60,563	83,909
Provident Financial plc	141,257	407,508
PZ Cussons plc	48,536	130,079
QinetiQ Group plc	122,449	549,256
Quilter plc	129,562	153,788
Rathbone Brothers plc	7,133	183,793
Reach plc	147,197	165,230
Redde Northgate plc	112,802	603,555
Redrow plc	100,161	642,458
Renewi plc *	17,056	138,192
Renishaw plc	3,552	173,367
Rhi Magnesita N.V.	12,115	402,949
Rightmove plc	42,159	306,323
Rolls-Royce Holdings plc *	602,989	788,911
Rotork plc	143,140	563,862
RS Group plc	58,196	676,578
Sabre Insurance Group plc	100,381	127,467
Safestore Holdings plc	11,195	139,397
Saga plc *	153,596	352,779
Savills plc	32,856	395,276
Schroders plc	118,249	699,299
Segro plc	43,525	448,028
Senior plc	221,310	416,357
Serco Group plc	274,657	494,033
SIG plc *	424,013	183,169
Sirius Real Estate Ltd.	101,655	105,900
Softcat plc	11,119	166,384
Speedy Hire plc	310,621	153,754
Spirax-Sarco Engineering plc	5,126	732,208
Spire Healthcare Group plc *	74,449	223,036
Spirent Communications plc	71,753	194,457
SSP Group plc *	182,282	583,587
SThree plc	57,327	299,664
Synthomer plc	148,470	286,647
TBC Bank Group plc	8,712	255,626
Telecom Plus plc	10,995	270,801
The British Land Co., plc	130,129	712,179
The Restaurant Group plc *	277,933	125,022
The Unite Group plc	11,089	136,607
THG plc *	132,059	94,786
TI Fluid Systems plc	239,663	351,607
TP ICAP Group plc	242,883	528,808
Tritax Big Box REIT plc	81,400	156,839
TT Electronics plc	68,101	155,827
Tyman plc	82,038	262,965
Vesuvius plc	109,168	550,464
Victrex plc	15,763	358,743
Virgin Money UK plc	133,623	319,720
Vistry Group plc	105,298	966,484
Watches of Switzerland Group plc *	13,718	161,038
WH Smith plc	18,337	362,111
Wickes Group plc	138,237	259,217

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Wizz Air Holdings plc *	5,058	166,771
Workspace Group plc	20,151	125,458
		54,414,754
Total Common Stocks (Cost $514,166,386)		608,428,987

PREFERRED STOCKS 0.2% OF NET ASSETS

Germany 0.2%
Draegerwerk AG & Co. KGaA	8,034	359,669
Sartorius AG	475	212,996
Sixt SE	3,669	279,599
		852,264

Italy 0.0%
Danieli & C Officine Meccaniche S.p.A. - RSP	12,025	224,234
Total Preferred Stocks (Cost $846,053)		1,076,498

RIGHTS 0.0% OF NET ASSETS

Spain 0.0%
Sacyr S.A.
expires 02/01/23, strike EUR 0.06 *(a)	143,505	9,777
Total Rights (Cost $9,032)		9,777

WARRANTS 0.0% OF NET ASSETS

Italy 0.0%
Webuild S.p.A.
expires 02/08/23 *(a)	9,173	16,175
Total Warrants (Cost $0)		16,175

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.18% (c)(d)	1,735,746	1,735,746
Total Short-Term Investments (Cost $1,735,746)		1,735,746
Total Investments in Securities (Cost $516,757,217)		611,267,183

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 03/17/23	19	2,013,050	21,910

*	Non-income producing security.
(a)	Fair-valued using significant unobservable inputs (see Notes for additional information).
(b)	All or a portion of this security is on loan. Securities on loan were valued at $1,636,807.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)

EUR —	Euro

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$47,605,770	$—	$47,605,770
Australia	—	30,984,386	335,098*	31,319,484
Austria	35,945	4,111,136	—	4,147,081
Canada	45,588,222	—	—	45,588,222
Denmark	498,048	9,453,827	—	9,951,875
Finland	154,985	7,253,854	—	7,408,839
France	31,432	25,187,360	366,467	25,585,259
Germany	804,153	24,706,317	—	25,510,470
Greece	—	—	0*	0
Hong Kong	13,409	20,569,528	0*	20,582,937
Italy	—	17,402,240	0*	17,402,240
Japan	101,130	210,442,669	—	210,543,799
Luxembourg	—	—	0*	0
Netherlands	590,088	8,314,994	—	8,905,082
Norway	86,771	10,190,405	—	10,277,176
Republic of Korea	—	49,819,616	1,060,544	50,880,160
Singapore	107,119	9,028,882	—	9,136,001
Spain	—	8,526,558	0*	8,526,558
Sweden	—	20,630,979	12,301	20,643,280
United Kingdom	19,755,008	34,659,746	0*	54,414,754
Preferred Stocks[1]	—	1,076,498	—	1,076,498
Rights[1]
Spain	—	—	9,777	9,777
Warrants[1]
Italy	—	—	16,175	16,175
Short-Term Investments[1]	1,735,746	—	—	1,735,746
Futures Contracts[2]	21,910	—	—	21,910
Total	$69,523,966	$539,964,765	$1,800,362	$611,289,093

*	Level 3 amount shown includes securities determined to have no value at January 31, 2023.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings as of January 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 95.8% OF NET ASSETS

Brazil 6.5%
Ambev S.A.	850,250	2,287,969
B3 S.A. - Brasil Bolsa Balcao	500,599	1,278,050
Banco Bradesco S.A.	484,905	1,205,504
Banco do Brasil S.A.	433,115	3,472,565
BRF S.A. *	427,518	670,379
CCR S.A.	338,700	784,649
Centrais Eletricas Brasileiras S.A.	194,016	1,553,641
Cia de Saneamento Basico do Estado de Sao Paulo	108,410	1,188,681
Cia Paranaense de Energia	105,600	143,122
Equatorial Energia S.A.	171,400	946,088
Itau Unibanco Holding S.A.	130,700	554,850
JBS S.A.	448,000	1,772,125
Petroleo Brasileiro S.A.	1,270,865	7,375,388
Suzano S.A.	88,000	803,672
Telefonica Brasil S.A.	191,572	1,578,224
TIM S.A.	298,747	693,857
Ultrapar Participacoes S.A.	777,528	2,020,289
Vale S.A.	886,497	16,504,704
Vibra Energia S.A.	912,900	2,960,096
		47,793,853

Chile 0.8%
Banco de Chile	8,863,210	968,529
Cencosud S.A.	895,970	1,609,281
Empresas CMPC S.A.	478,047	822,009
Empresas Copec S.A.	212,810	1,605,120
Falabella S.A.	339,322	788,873
		5,793,812

China 36.0%
Agile Group Holdings Ltd. *	2,698,000	867,916
Agricultural Bank of China Ltd., A Shares	3,756,900	1,619,662
Agricultural Bank of China Ltd., H Shares	12,292,600	4,424,513
Alibaba Group Holding Ltd. *	1,265,292	17,396,069
Aluminum Corp. of China Ltd., A Shares	292,700	230,506
Aluminum Corp. of China Ltd., H Shares	1,402,000	749,220
Anhui Conch Cement Co., Ltd., A Shares	108,700	474,709
Anhui Conch Cement Co., Ltd., H Shares	458,000	1,738,761
BAIC Motor Corp., Ltd., H Shares	4,733,500	1,452,993
Baidu, Inc., A Shares *	265,350	4,460,543
Bank of China Ltd., A Shares	2,198,200	1,048,790
Bank of China Ltd., H Shares	32,050,234	12,200,389
Bank of Communications Co., Ltd., A Shares	1,197,500	860,831
Bank of Communications Co., Ltd., H Shares	3,249,000	2,008,203
Beijing Enterprises Holdings Ltd.	251,500	854,046
BYD Co., Ltd., A Shares	4,200	179,453
SECURITY	NUMBER OF SHARES	VALUE ($)
BYD Co., Ltd., H Shares	28,500	902,525
China Cinda Asset Management Co., Ltd., H Shares	6,276,000	891,057
China CITIC Bank Corp., Ltd., A Shares	412,900	309,264
China CITIC Bank Corp., Ltd., H Shares	5,120,000	2,470,144
China Communications Services Corp., Ltd., H Shares	2,074,000	789,239
China Construction Bank Corp., A Shares	274,800	228,483
China Construction Bank Corp., H Shares	40,974,960	26,522,713
China Everbright Bank Co., Ltd., A Shares	1,558,600	709,409
China Everbright Bank Co., Ltd., H Shares	1,622,000	517,767
China Everbright Environment Group Ltd.	1,576,000	700,822
China Evergrande Group *(a)	7,014,000	368,986
China Gas Holdings Ltd.	919,000	1,430,716
China Hongqiao Group Ltd.	898,000	1,044,485
China Jinmao Holdings Group Ltd.	3,522,000	808,985
China Life Insurance Co., Ltd., H Shares	864,000	1,590,427
China Mengniu Dairy Co., Ltd. *	304,000	1,466,457
China Merchants Bank Co., Ltd., A Shares	256,500	1,572,690
China Merchants Bank Co., Ltd., H Shares	703,150	4,560,720
China Minsheng Banking Corp., Ltd., A Shares	1,834,200	948,853
China Minsheng Banking Corp., Ltd., H Shares	4,689,910	1,753,446
China National Building Material Co., Ltd., H Shares	2,940,000	2,697,616
China Oriental Group Co., Ltd.	4,630,000	952,783
China Overseas Land & Investment Ltd.	1,316,500	3,554,905
China Pacific Insurance Group Co., Ltd., A Shares	114,200	437,987
China Pacific Insurance Group Co., Ltd., H Shares	672,400	1,848,741
China Petroleum & Chemical Corp., A Shares	2,409,700	1,616,468
China Petroleum & Chemical Corp., H Shares	27,092,400	14,629,063
China Railway Group Ltd., A Shares	783,900	663,027
China Railway Group Ltd., H Shares	2,027,000	1,105,797
China Resources Cement Holdings Ltd.	1,154,000	667,386
China Resources Land Ltd.	707,000	3,388,335
China Resources Pharmaceutical Group Ltd.	1,213,000	913,687
China Resources Power Holdings Co., Ltd.	842,000	1,753,845
China Shenhua Energy Co., Ltd., A Shares	139,800	589,088
China Shenhua Energy Co., Ltd., H Shares	955,500	2,974,108
China State Construction Engineering Corp., Ltd., A Shares	1,640,600	1,348,629
China Taiping Insurance Holdings Co., Ltd.	923,000	1,278,384
China Tower Corp., Ltd., H Shares	13,810,000	1,569,104
China United Network Communications Ltd., A Shares	1,461,450	1,133,505
China Vanke Co., Ltd., A Shares	307,700	834,684
China Vanke Co., Ltd., H Shares	894,200	1,807,625
CITIC Ltd.	2,941,000	3,441,477
Country Garden Holdings Co., Ltd.	7,691,289	2,886,010

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
CRRC Corp., Ltd., A Shares	592,430	470,122
CRRC Corp., Ltd., H Shares	1,381,000	625,960
CSPC Pharmaceutical Group Ltd.	790,000	900,760
Dongfeng Motor Group Co., Ltd., H Shares	1,493,000	890,151
ENN Energy Holdings Ltd.	97,100	1,462,979
Fosun International Ltd.	1,335,500	1,239,939
Geely Automobile Holdings Ltd.	1,165,000	1,889,979
Guangzhou R&F Properties Co., Ltd., H Shares *	5,674,146	1,555,853
Haier Smart Home Co., Ltd., A Shares	56,700	216,748
Haier Smart Home Co., Ltd., H Shares	304,400	1,122,663
Hengan International Group Co., Ltd.	204,500	1,006,009
Huaneng Power International, Inc., A Shares *	218,900	243,177
Huaneng Power International, Inc., H Shares *	1,774,000	866,137
Industrial & Commercial Bank of China Ltd., A Shares	2,011,400	1,287,623
Industrial & Commercial Bank of China Ltd., H Shares	29,723,172	15,899,481
Industrial Bank Co., Ltd., A Shares	424,700	1,111,760
JD.com, Inc., A Shares	134,621	3,997,349
Jiangxi Copper Co., Ltd., A Shares	98,000	283,670
Jiangxi Copper Co., Ltd., H Shares	747,000	1,286,374
Kingboard Holdings Ltd.	400,500	1,635,977
Kunlun Energy Co., Ltd.	2,168,000	1,709,804
Legend Holdings Corp., H Shares	735,100	860,986
Longfor Group Holdings Ltd.	476,500	1,574,409
Meituan, B Shares *	89,970	2,011,358
NetEase, Inc.	113,543	2,014,493
Nine Dragons Paper Holdings Ltd.	898,000	805,017
PetroChina Co., Ltd., H Shares	13,496,000	7,219,685
PICC Property & Casualty Co., Ltd., H Shares	2,648,000	2,489,522
Ping An Insurance Group Co. of China Ltd., A Shares	216,300	1,640,170
Ping An Insurance Group Co. of China Ltd., H Shares	1,805,500	14,024,586
Postal Savings Bank of China Co., Ltd., A Shares	335,000	239,308
Postal Savings Bank of China Co., Ltd., H Shares	2,114,000	1,438,592
SAIC Motor Corp., Ltd., A Shares	408,400	911,324
Shanghai Pharmaceuticals Holding Co., Ltd., A Shares	63,700	176,474
Shanghai Pharmaceuticals Holding Co., Ltd., H Shares	429,800	757,821
Shanghai Pudong Development Bank Co., Ltd., A Shares	1,112,600	1,216,055
Shenzhou International Group Holdings Ltd.	75,400	949,558
Sinopharm Group Co., Ltd., H Shares	881,600	2,160,795
Tencent Holdings Ltd.	345,100	16,816,347
Tingyi Cayman Islands Holding Corp.	429,768	714,967
Trip.com Group Ltd., ADR *	29,722	1,092,581
Vipshop Holdings Ltd., ADR *	150,708	2,331,453
Weichai Power Co., Ltd., A Shares	126,400	210,506
Weichai Power Co., Ltd., H Shares	477,000	720,311
Xiaomi Corp., B Shares *	1,641,000	2,714,622
Yankuang Energy Group Co., Ltd., A Shares	14,500	73,922
Yankuang Energy Group Co., Ltd., H Shares	322,000	1,035,568
Yum China Holdings, Inc.	48,950	2,965,781
Zhongsheng Group Holdings Ltd.	133,000	752,539
Zijin Mining Group Co., Ltd., A Shares	148,800	261,380
Zijin Mining Group Co., Ltd., H Shares	524,000	866,723
		262,995,414

SECURITY	NUMBER OF SHARES	VALUE ($)
Colombia 0.3%
Bancolombia S.A.	87,574	787,581
Ecopetrol S.A.	1,973,493	1,128,128
		1,915,709

Czech Republic 0.2%
CEZ A/S	27,792	1,128,405

Egypt 0.1%
Commercial International Bank Egypt S.A.E., GDR	509,284	825,939

Greece 0.5%
Alpha Services and Holdings S.A. *	1,221,209	1,663,878
Eurobank Ergasias Services & Holdings S.A., A Shares *	694,424	942,243
Hellenic Telecommunications Organization S.A.	53,338	840,833
		3,446,954

Hungary 0.4%
MOL Hungarian Oil & Gas plc	235,452	1,759,563
OTP Bank Nyrt	50,620	1,525,256
		3,284,819

India 10.6%
Axis Bank Ltd.	178,243	1,905,012
Bharat Petroleum Corp., Ltd.	614,838	2,580,585
Bharti Airtel Ltd.	207,915	1,959,123
Coal India Ltd.	597,225	1,648,539
GAIL India Ltd.	1,094,067	1,276,073
Grasim Industries Ltd.	66,832	1,302,324
HCL Technologies Ltd.	113,183	1,560,748
Hero MotoCorp Ltd.	34,887	1,181,285
Hindalco Industries Ltd.	395,234	2,281,382
Hindustan Petroleum Corp., Ltd.	739,451	2,151,326
Hindustan Unilever Ltd.	37,334	1,177,901
Housing Development Finance Corp., Ltd.	104,671	3,369,612
ICICI Bank Ltd.	88,206	902,450
Indian Oil Corp., Ltd.	3,525,146	3,526,284
Infosys Ltd.	318,515	5,999,323
ITC Ltd.	345,553	1,491,275
JSW Steel Ltd.	150,048	1,319,062
Larsen & Toubro Ltd.	75,069	1,954,226
Mahindra & Mahindra Ltd.	133,478	2,256,254
Maruti Suzuki India Ltd.	15,786	1,720,859
NTPC Ltd.	1,246,318	2,610,374
Oil & Natural Gas Corp., Ltd.	1,922,124	3,424,950
Power Finance Corp., Ltd.	700,484	1,214,131
Power Grid Corp. of India Ltd.	473,404	1,256,294
Rajesh Exports Ltd.	217,059	2,325,030
Reliance Industries Ltd.	290,496	8,380,050
State Bank of India	237,401	1,612,198
Sun Pharmaceutical Industries Ltd.	81,770	1,035,325
Tata Consultancy Services Ltd.	89,623	3,699,069
Tata Motors Ltd. *	482,066	2,684,678
Tata Motors Ltd., A Shares, DVR *	100,712	286,171
Tata Steel Ltd.	2,313,337	3,406,944
Tech Mahindra Ltd.	78,100	975,197
Vedanta Ltd.	424,417	1,734,146
Wipro Ltd.	180,644	884,562
		77,092,762

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Indonesia 1.6%
PT Astra International Tbk	5,173,900	2,078,624
PT Bank Central Asia Tbk	2,428,800	1,378,366
PT Bank Mandiri (Persero) Tbk	2,628,800	1,751,664
PT Bank Negara Indonesia (Persero) Tbk	1,342,500	822,940
PT Bank Rakyat Indonesia (Persero) Tbk	6,853,196	2,101,654
PT Telkom Indonesia (Persero) Tbk	10,403,400	2,688,578
PT United Tractors Tbk	453,700	744,865
		11,566,691

Kuwait 0.7%
Kuwait Finance House KSCP	569,840	1,566,906
Mobile Telecommunications Co. KSCP	591,383	1,075,761
National Bank of Kuwait SAKP	675,452	2,431,475
		5,074,142

Malaysia 1.8%
Axiata Group Berhad	1,599,413	1,139,485
CIMB Group Holdings Berhad	1,433,653	1,936,367
Genting Berhad	1,014,200	1,180,375
Malayan Banking Berhad	1,237,640	2,538,385
Petronas Chemicals Group Berhad	426,300	836,588
Public Bank Berhad	1,742,125	1,734,142
Tenaga Nasional Berhad	1,824,000	4,030,682
		13,396,024

Mexico 4.1%
Alfa S.A.B. de C.V., A Shares	2,009,100	1,455,305
America Movil S.A.B. de C.V., Series L	7,025,419	7,342,357
Cemex S.A.B. de C.V., Series CPO *	6,237,156	3,325,512
Fomento Economico Mexicano S.A.B. de C.V.	444,615	3,894,469
Grupo Bimbo S.A.B. de C.V., Series A	363,600	1,815,442
Grupo Financiero Banorte S.A.B. de C.V., O Shares	490,700	4,070,122
Grupo Mexico S.A.B. de C.V., Series B	571,536	2,541,644
Grupo Televisa S.A.B., Series CPO	757,317	926,211
Nemak S.A.B. de C.V. *	2,986,000	960,949
Orbia Advance Corp. S.A.B. de C.V.	359,000	719,125
Sitios Latinoamerica S.A.B. de C.V. *	371,790	171,970
Wal-Mart de Mexico S.A.B. de C.V.	774,037	3,031,941
		30,255,047

Qatar 0.6%
Ooredoo QPSC	404,300	993,425
Qatar Fuel QSC	151,720	745,579
Qatar National Bank QPSC	503,051	2,493,620
		4,232,624

Saudi Arabia 2.0%
Al Rajhi Bank *	83,599	1,835,102
Banque Saudi Fransi	61,802	675,796
Riyad Bank	92,406	762,201
Saudi Arabian Oil Co.	245,251	2,163,724
Saudi Basic Industries Corp.	150,525	3,735,370
Saudi Electricity Co.	211,439	1,302,882
Saudi Telecom Co.	259,109	2,557,196
The Saudi National Bank	121,414	1,537,050
		14,569,321

SECURITY	NUMBER OF SHARES	VALUE ($)
South Africa 4.9%
Absa Group Ltd.	203,801	2,342,144
AngloGold Ashanti Ltd.	91,050	1,914,333
Aspen Pharmacare Holdings Ltd.	78,066	681,104
Barloworld Ltd.	142,184	735,761
Bid Corp., Ltd.	81,032	1,669,539
Exxaro Resources Ltd.	64,528	809,817
FirstRand Ltd.	883,250	3,281,802
Gold Fields Ltd.	148,794	1,695,938
Impala Platinum Holdings Ltd.	69,953	811,163
MTN Group Ltd.	487,204	4,123,995
MultiChoice Group	114,015	785,000
Naspers Ltd., N Shares	10,979	2,122,667
Nedbank Group Ltd.	123,458	1,597,646
Old Mutual Ltd.	1,413,920	963,839
Sanlam Ltd.	323,710	1,047,406
Sappi Ltd.	345,237	1,020,830
Sasol Ltd.	130,806	2,376,329
Shoprite Holdings Ltd.	97,118	1,344,420
Standard Bank Group Ltd.	349,401	3,486,222
The Bidvest Group Ltd.	81,916	1,057,281
Vodacom Group Ltd.	160,013	1,124,548
Woolworths Holdings Ltd.	240,588	1,042,686
Zeda Ltd. *	143,914	110,003
		36,144,473

Taiwan 18.3%
Acer, Inc.	1,178,496	983,865
ASE Technology Holding Co., Ltd.	892,000	3,009,645
Asia Cement Corp.	546,000	769,202
Asustek Computer, Inc.	292,041	2,660,037
AUO Corp.	3,628,440	2,040,339
Catcher Technology Co., Ltd.	307,000	1,825,617
Cathay Financial Holding Co., Ltd.	1,361,622	1,938,516
Chailease Holding Co., Ltd.	106,150	799,961
Cheng Shin Rubber Industry Co., Ltd.	640,000	738,524
China Development Financial Holding Corp.	1,653,000	730,261
China Steel Corp.	2,530,198	2,677,549
Chunghwa Telecom Co., Ltd.	634,956	2,372,905
Compal Electronics, Inc.	3,594,305	2,713,285
CTBC Financial Holding Co., Ltd.	2,747,201	2,100,577
Delta Electronics, Inc.	239,590	2,323,415
E.Sun Financial Holding Co., Ltd.	1,030,347	843,893
Far Eastern New Century Corp.	1,408,817	1,539,745
Far EasTone Telecommunications Co., Ltd.	313,491	697,368
First Financial Holding Co., Ltd.	1,161,998	1,013,484
Formosa Chemicals & Fibre Corp.	1,058,442	2,551,159
Formosa Petrochemical Corp.	406,330	1,138,852
Formosa Plastics Corp.	807,732	2,407,743
Foxconn Technology Co., Ltd.	514,317	932,791
Fubon Financial Holding Co., Ltd.	1,277,986	2,573,969
Hon Hai Precision Industry Co., Ltd.	6,161,572	20,547,190
Hotai Motor Co., Ltd.	38,000	834,295
Innolux Corp.	5,279,163	2,159,871
Inventec Corp.	1,898,639	1,600,540
Largan Precision Co., Ltd.	18,050	1,288,073
Lite-On Technology Corp.	590,167	1,311,408
MediaTek, Inc.	126,838	3,064,527
Mega Financial Holding Co., Ltd.	1,278,698	1,365,409
Micro-Star International Co., Ltd.	174,000	764,261
Nan Ya Plastics Corp.	1,111,622	2,797,538
Novatek Microelectronics Corp.	74,000	881,182
Pegatron Corp.	1,660,264	3,578,939
Pou Chen Corp.	1,555,267	1,784,421
Powertech Technology, Inc.	281,000	785,417
President Chain Store Corp.	93,237	839,840
Quanta Computer, Inc.	939,500	2,346,390

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Shin Kong Financial Holding Co., Ltd.	2,555,000	767,302
Synnex Technology International Corp.	578,850	1,169,849
Taiwan Cement Corp.	1,341,926	1,625,425
Taiwan Cooperative Financial Holding Co., Ltd.	887,910	784,619
Taiwan Mobile Co., Ltd.	266,196	839,902
Taiwan Semiconductor Manufacturing Co., Ltd.	1,586,803	28,001,966
Uni-President Enterprises Corp.	1,151,678	2,587,345
United Microelectronics Corp. *	1,702,965	2,786,807
Walsin Lihwa Corp.	918,420	1,671,764
Wistron Corp.	2,244,682	2,361,366
WPG Holdings Ltd.	977,880	1,558,887
Yageo Corp.	57,715	1,047,576
Yuanta Financial Holding Co., Ltd.	1,572,725	1,182,621
		133,717,432

Thailand 3.1%
Advanced Info Service PCL NVDR	195,275	1,156,223
Bangkok Bank PCL NVDR	234,300	1,129,533
Charoen Pokphand Foods PCL NVDR	1,671,800	1,196,719
CP ALL PCL NVDR	757,600	1,530,320
Krung Thai Bank PCL NVDR	2,154,000	1,145,984
PTT Exploration & Production PCL NVDR	272,600	1,422,992
PTT Global Chemical PCL NVDR	1,240,000	1,858,535
PTT PCL NVDR	7,411,270	7,488,886
SCB X PCL NVDR	661,300	2,094,589
Thai Oil PCL NVDR	620,585	1,092,232
The Siam Cement PCL NVDR	281,800	2,875,294
		22,991,307

Turkey 2.2%
Akbank T.A.S.	2,104,062	1,906,447
BIM Birlesik Magazalar A/S	155,430	1,030,643
Eregli Demir ve Celik Fabrikalari T.A.S.	555,672	1,127,840
Haci Omer Sabanci Holding A/S	618,313	1,286,041
KOC Holding A/S	364,764	1,487,170
Turk Hava Yollari AO *	287,674	2,109,119
Turkcell Iletisim Hizmetleri A/S	979,561	1,898,801
Turkiye Garanti Bankasi A/S	1,148,033	1,472,376
Turkiye Is Bankasi A/S, Class C	2,444,321	1,417,734
Turkiye Petrol Rafinerileri A/S *	65,883	2,077,491
		15,813,662

United Arab Emirates 1.1%
Abu Dhabi Commercial Bank PJSC (a)	411,822	944,496
Dubai Islamic Bank PJSC	513,285	778,110
Emaar Properties PJSC	949,443	1,442,693
SECURITY	NUMBER OF SHARES	VALUE ($)
Emirates Telecommunications Group Co. PJSC	443,306	3,106,054
First Abu Dhabi Bank PJSC	417,075	1,547,090
		7,818,443
Total Common Stocks (Cost $575,559,679)		699,856,833

PREFERRED STOCKS 3.9% OF NET ASSETS

Brazil 3.8%
Banco Bradesco S.A.	1,653,397	4,566,441
Centrais Eletricas Brasileiras S.A., B Shares	82,220	687,880
Cia Energetica de Minas Gerais	505,822	1,141,918
Cia Paranaense de Energia, B Shares	465,000	711,749
Gerdau S.A.	337,606	2,177,417
Itau Unibanco Holding S.A.	1,377,979	6,875,915
Metalurgica Gerdau S.A.	469,100	1,339,018
Petroleo Brasileiro S.A.	1,937,554	9,950,561
		27,450,899

Colombia 0.1%
Bancolombia S.A.	148,150	1,126,113
Total Preferred Stocks (Cost $22,369,556)		28,577,012
Total Investments in Securities (Cost $597,929,235)		728,433,845

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI Emerging Markets Index, expires 03/17/23	60	3,133,800	(40,938)

*	Non-income producing security.
(a)	Fair-valued using significant unobservable inputs (see Notes for additional information).

ADR —	American Depositary Receipt
DVR —	Differential Voting Rights
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$306,011,677	$—	$306,011,677
Brazil	47,793,853	—	—	47,793,853
Chile	5,004,939	788,873	—	5,793,812
China	3,424,034	259,202,394	368,986	262,995,414
Colombia	1,915,709	—	—	1,915,709
Czech Republic	1,128,405	—	—	1,128,405
Mexico	30,255,047	—	—	30,255,047
South Africa	9,066,152	27,078,321	—	36,144,473
United Arab Emirates	—	6,873,947	944,496	7,818,443
Preferred Stocks[1]	28,577,012	—	—	28,577,012
Liabilities
Futures Contracts[2]	(40,938)	—	—	(40,938)
Total	$127,124,213	$599,955,212	$1,313,482	$728,392,907

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Fundamental Index Funds
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
• Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of a fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value (NAV) of a fund’s shares and seeks to help ensure that the prices at which a fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark.
• Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
• Mutual funds: Mutual funds are valued at their respective NAVs.
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, mutual funds, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investment in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the valuation of a fund’s holdings

Schwab Fundamental Index Funds
Notes to Portfolio Holdings (Unaudited) (continued)

may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87631JAN23